As filed with the Securities and Exchange Commission on June 9, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-10267
Investment Company Act file number

ASSETMARK FUNDS
(Exact name of registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 425, PLEASANT HILL, CA 94523-3967
 (Address of principal executive offices) (Zip code)

800-664-5345
(Name and address of agent for service)

CARRIE HANSEN
ASSETMARK INVESTMENT SERVICES, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 425
PLEASANT HILL, CA 94523-3967
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2006

Item 1. Report to Stockholders.

ANNUAL REPORT

March 31, 2006

ASSETMARK LARGE CAP GROWTH FUND

ASSETMARK LARGE CAP VALUE FUND

ASSETMARK SMALL/MID CAP GROWTH FUND

ASSETMARK SMALL/MID CAP VALUE FUND

ASSETMARK INTERNATIONAL EQUITY FUND

ASSETMARK REAL ESTATE SECURITIES FUND

ASSETMARK TAX-EXEMPT FIXED INCOME FUND

ASSETMARK CORE PLUS FIXED INCOME FUND

 May 2006

Dear Shareholder,

You will find enclosed our Annual Report for the AssetMark Funds. In reviewing the data contained in the Report, you should note that, for a number of reasons related to the internal administration of the Funds, the Board of Trustees of the Funds elected to change the fiscal year-end of the Funds from June 30th to March 31st. Therefore, this Annual Report covers the nine-month period from July 1, 2005 through March 31, 2006.

Economic & Market Overview:

Over the past nine months, both the U.S. and global equity markets have generally performed very well, with several of the major market indices, as noted below, posting returns of greater than 10%. This strong market performance is reflective of generally positive economic growth throughout the world, particularly in the U.S., Japan, and several developing countries, as well as strong year-over-year increases in corporate profits. During this period, international equity markets, as measured by the MSCI EAFE Index, outperformed U.S. markets, while in the U.S., smaller companies outperformed their larger counterparts and real estate stocks continued to strongly outperform the broader market indices.

AssetMark Funds Overview:

In consultation with Wilshire Associates, an institutional investment consulting and research firm, AssetMark Investment Services, Inc. seeks to consistently identify and engage highly skilled investment managers as Sub-Advisors for each Fund, as well as effectively combine managers with complementary skills to reduce volatility and achieve more consistent investment results.

During this period, we replaced a Sub-Advisor in the Small/Mid Cap Growth Fund and added a new Sub-Advisor to both the Large Cap Growth and Large Cap Value Funds. On September 19, 2005, Nicholas-Applegate Capital Management (“Nicholas-Applegate”) was engaged to replace TCW Investment Management Company (“TCW”) in the Small/Mid Cap Growth Fund. On January 25, 2006, Loomis, Sayles & Company, L.P. (“Loomis”) and NFJ Investment Group, L.P. (“NFJ”) were added as Sub-Advisors to the Large Cap Growth and Large Cap Value Funds, respectively, as part of our continuing effort to reduce the volatility and enhance the risk-adjusted return of each Fund.

The AssetMark Funds generally performed in accordance with their sectors and style orientation during this period, as described below:

The AssetMark Large Cap Growth Fund returned 8.15% for the nine months ended March 31, 2006, underperforming the Russell 1000 Growth Index1, a widely accepted unmanaged benchmark for large cap growth portfolios, which returned 10.42%. This underperformance was due in part to underperformance in TCW’s portion of the portfolio, which returned 8.72% for period, underperforming the benchmark by 1.70%. The primary contributor to TCW’s underperformance was specific stock selection in the technology sector. Atlanta Capital Management Company, LLC (“Atlanta”) returned 9.77% for the period in its portion of the portfolio, underperforming the benchmark by 0.65%. Atlanta’s philosophy of owning high quality growth companies was a drag on performance, as lower quality companies drove the benchmark’s return for the period. Shareholders should note that no specific performance information is provided with respect to Loomis, as it was not a Sub-Advisor for the entire period.

___________
1
Source: All benchmark return data provided by U.S. Bancorp Fund Services, LLC. One cannot invest directly in an index, nor is an index representative of any Fund’s portfolio. The indexes provided are widely accepted benchmarks for the associated portfolios. The performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The AssetMark Large Cap Value Fund returned 7.85% for the nine months ended March 31, 2006, underperforming the Russell 1000 Value Index, a widely accepted unmanaged benchmark for large cap value portfolios, which returned 11.44%. Davis Selected Advisors, L.P. (“Davis”) had the best performance of the two Sub-Advisors in the Fund, returning 9.61% for the nine-month period, but underperformed the benchmark by 1.81%. Davis’ underperformance was due to specific stock selection in the first quarter of 2006 in industrials and health care. Brandes Investment Partners, L.P. (“Brandes”) returned 7.84% for the period, underperforming the benchmark by 3.60%. Brandes’ performance was affected by its overweight allocations to the auto, auto components and pharmaceuticals sectors. Both firms are long-term investors seeking to outperform the market over a 10-year period, thus their performance over a shorter time period may lag the benchmark. Shareholders should note that no specific performance information is provided with respect to NFJ, as it was not a Sub-Advisor for the entire period.

The AssetMark Small/Mid Cap Growth Fund returned 20.82% for the nine months ended March 31, 2006, underperforming the Russell 2500 Growth Index, a widely accepted unmanaged benchmark for Small/Mid Cap Growth portfolios, which rose 22.09%. As noted above, during the period TCW was replaced as a Sub-Advisor by Nicholas-Applegate. The combination of TCW and Nicholas-Applegate returned 18.77% for the period, underperforming the benchmark by 3.32%, which was largely attributable to specific stock selection by TCW. This underperformance was offset by the 22.09% return by Copper Rock Capital Partners, LLC (“Copper Rock”), which equaled the benchmark. Copper Rock’s performance resulted from strong stock selection in nearly every sector and favorable sector allocation.

The AssetMark Small/Mid Cap Value Fund returned 11.18% for the nine months ended March 31, 2006, underperforming the Russell 2500 Value Index, a widely accepted unmanaged benchmark for Small/Mid Cap Value portfolios, which rose 15.45%. Ariel Capital Management, LLC (“Ariel”) returned 5.60% for the nine-month period, dramatically underperforming the benchmark by 9.85%. Ariel’s underperformance was caused by its stock selection in the financials and consumer discretionary sectors and an underweight position in the energy sector. Cramer Rosenthal McGlynn, LLC (“Cramer”) returned 16.65% for the period, outperforming the benchmark by 1.20%. Cramer benefited from a moderate overweight to energy, which performed well during the period. One of the difficulties with benchmarking this asset class is the fact that the Russell 2500 Value Index includes an exposure of 12% to real estate investment trust (“REIT”) stocks, which are not generally considered by either of our Sub-Advisors as appropriate small/mid cap value companies for their portfolios. This is exacerbated in times when REIT’s deliver very strong returns as they have over the past nine months. During these periods, shareholders in diversified portfolios utilizing the AssetMark Funds may benefit from REIT exposure through the specialized management of our two Sub-Advisors in the AssetMark Real Estate Securities Fund.

The AssetMark International Equity Fund returned 29.75% for the nine months ended March 31, 2006, outperforming the MSCI EAFE Index of developed country non-U.S. stocks, which returned 25.88%. This unmanaged index is a widely accepted benchmark for international equity portfolios. Clay Finlay, Inc. (“Clay Finlay”) returned 31.45% for the nine-month period, strongly outperforming the benchmark by 5.57%. Clay Finlay benefited both from individual stock selection and from exposure to emerging markets and Japan. Oppenheimer Capital LLC returned 28.25% for the period, outperforming its benchmark by 2.37%, which was driven largely by strong stock selection in Europe.

The AssetMark Real Estate Securities Fund, sub-advised by Adelante Capital Management, LLC (“Adelante”) and AEW Management and Advisors, L.P. (“AEW”), returned 22.94% for the nine-month period ended March 31, 2006, performing nearly in line with the Dow Jones Wilshire REIT Index, which gained 23.53% for the period. Adelante returned 22.33% for the period, underperforming the benchmark by 1.20%. Adelante’s underweight to the public storage and hotel sectors contributed to its underperformance. AEW returned 23.65%, outperforming the benchmark by 0.12%. This outperformance was mainly due to an overweight position in the apartment sector.

The AssetMark Tax-Exempt Fund, sub-advised by Weiss, Peck & Greer LLC (“Weiss Peck”), returned -0.64% for the nine-month period ended March 31, 2006, slightly underperforming the Lehman Brothers Municipal 3-10 Year Blended Index, which returned 0.11%. This unmanaged index is a widely accepted benchmark for intermediate duration tax-exempt portfolios. Weiss Peck underperformed due primarily to an underweight position in high yield bonds and other more volatile sectors relative to the benchmark, as these were among the best performing tax-exempt fixed income sectors during the period.

The AssetMark Core Plus Fixed Income Fund returned -0.48% for the nine months ended March 31, 2006, outperforming the Lehman Brothers Aggregate Bond Index, which returned -0.73%. The Lehman Brothers Aggregate Bond Index is a widely accepted unmanaged benchmark for core U.S. fixed income portfolios. Goldman Sachs Asset Management, L.P. returned -0.39% for the period, outperforming the benchmark by 0.34%, while Western Asset Management Company returned -0.59% for the period, outperforming the benchmark by 0.14%. In the case of both managers, the international and high yield components of their portfolios had a positive contribution to the Fund’s returns during the period We greatly appreciate your decision, in working closely with your investment advisor, to include the AssetMark Funds as a component of your overall investment portfolio, and we remain confident that each Fund is well positioned to deliver strong long-term value to our shareholders.

Sincerely,

Ronald D. Cordes,
President
AssetMark Funds

AssetMark Funds
EXPENSE EXAMPLE (Unaudited)
March 31, 2006

As a shareholder of the AssetMark Funds (the “Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2005 - March 31, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The expenses reflected in the expense example include, but are not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the expense example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	AssetMark Large Cap Growth Fund

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*
		October 1, 2005	March 31, 2006	October 1, 2005 - March 31, 2006
	Actual	$1,000.00	$1,036.50	$6.70

	Hypothetical (5% return
	before expenses)	1,000.00	1,018.35	6.64

*	Expenses are equal to the Fund’s annualized expense ratio of 1.32%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
March 31, 2006

	AssetMark Large Cap Value Fund

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*
		October 1, 2005	March 31, 2006	October 1, 2005 - March 31, 2006
	Actual	$1,000.00	$1,043.20	$6.67

	Hypothetical (5% return
	before expenses)	1,000.00	1,018.40	6.59

*	Expenses are equal to the Fund’s annualized expense ratio of 1.31%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	AssetMark Small/Mid Cap Growth Fund

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*
		October 1, 2005	March 31, 2006	October 1, 2005 - March 31, 2006
	Actual	$1,000.00	$1,143.60	$7.38

	Hypothetical (5% return
	before expenses)	1,000.00	1,018.05	6.94

*	Expenses are equal to the Fund’s annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	AssetMark Small/Mid Cap Value Fund

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*
		October 1, 2005	March 31, 2006	October 1, 2005 - March 31, 2006
	Actual	$1,000.00	$1,086.00	$7.80

	Hypothetical (5% return
	before expenses)	1,000.00	1,017.45	7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	AssetMark International Equity Fund

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*
		October 1, 2005	March 31, 2006	October 1, 2005 - March 31, 2006
	Actual	$1,000.00	$1,164.20	$7.34

	Hypothetical (5% return
	before expenses)	1,000.00	1,018.15	6.84

*	Expenses are equal to the Fund’s annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
March 31, 2006

	AssetMark Real Estate Securities Fund

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*
		October 1, 2005	March 31, 2006	October 1, 2005 - March 31, 2006
	Actual	$1,000.00	$1,184.90	$8.12

	Hypothetical (5% return
	before expenses)	1,000.00	1,017.50	7.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	AssetMark Tax-Exempt Fixed Income Fund

			Ending	Expenses Paid
	Account Value	Beginning	Account Value	During Period*
		October 1, 2005	March 31, 2006	October 1, 2005 - March 31, 2006
	Actual	$1,000.00	$999.70	$6.43

	Hypothetical (5% return
	before expenses)	1,000.00	1,018.50	6.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	AssetMark Core Plus Fixed Income Fund

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*
		October 1, 2005	March 31, 2006	October 1, 2005 - March 31, 2006
	Actual	$1,000.00	$999.00	$5.78

	Hypothetical (5% return
	before expenses)	1,000.00	1,019.15	5.84

*	Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS
March 31, 2006

AssetMark Large Cap Growth Fund

Components of Portfolio Holdings
Consumer Discretionary		$99,871,522
Consumer Staples		34,068,711
Energy		27,044,573
Financials		129,299,850
Health Care		115,021,693
Industrials		57,621,067
Information Technology		175,505,014
Materials		4,468,135
Short Term Investments		13,870,283
	Total	$656,770,848(1)

(1) Total excludes $223,947,221 of Securities Lending Collateral

AssetMark Large Cap Value Fund

Components of Portfolio Holdings
Consumer Discretionary		$83,810,852
Consumer Staples		67,873,892
Energy		61,603,346
Financials		189,347,483
Health Care		63,588,238
Industrials		45,957,706
Information Technology		52,031,165
Materials		31,325,292
Telecommunication Services		38,628,839
Utilities		7,904,616
Short Term Investments		18,755,998
	Total	$660,827,427(1)

(1) Total excludes $260,587,989 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
March 31, 2006

AssetMark Small/Mid Cap Growth Fund

Components of Portfolio Holdings
Consumer Discretionary		$19,192,691
Consumer Staples		2,401,848
Energy		14,421,042
Financials		21,356,364
Health Care		48,358,585
Industrials		37,515,194
Information Technology		58,785,264
Materials		7,811,186
Telecommunication Services		1,168,020
Utilities		1,397,286
Short Term Investments		2,622,103
	Total	$215,029,583(1)

(1) Total excludes $77,426,550 of Securities Lending Collateral

AssetMark Small/Mid Cap Value Fund

Components of Portfolio Holdings
Consumer Discretionary	$25,390,817
Consumer Staples	9,490,598
Energy	2,320,192
Financials	36,420,700
Health Care	18,653,379
Industrials	39,691,159
Information Technology	24,631,004
Materials	8,527,089
Utilities	9,732,465
Short Term Investments	7,109,671
Total	$181,967,074(1)

(1) Total excludes $65,488,429 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
March 31, 2006

AssetMark International Equity Fund

Components of Portfolio Holdings
Asia	$213,465,873
Australia	14,260,435
Europe	331,908,219
North America	30,137,682
South America	10,238,900
Short Term Investments	13,135,502
Total	$613,146,611(1)

(1) Total excludes $114,781,055 of Securities Lending Collateral

AssetMark International Equity Fund

Components of Portfolio Holdings
Apartments		$19,004,973
Diversified		10,931,853
Health Care		485,090
Hotels & Motels		3,575,210
Office Property		19,121,488
Regional Malls		14,209,901
Shopping Centers		10,871,549
Storage		2,183,810
Warehouse/Industrial		7,580,260
Short Term Investments		1,879,814
	Total	$89,843,948(1)

(1) Total excludes $114,781,055 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
March 31, 2006

AssetMark Tax-Exempt Fixed Income Fund

Components of Portfolio Holdings
General Obligation Bonds	$81,982,007
Revenue Bonds	118,773,265
Certificate Participation	1,199,578
Notes	1,255,862
Warrants	700,882
Short Term Investments	7,369,000
Total	$211,280,594

AssetMark Core Plus Fixed Income Fund

	Components of Portfolio Holdings
	Asset Backed Securities	$34,148,505
	Collateralized Mortgage Obligations	21,759,629
	Convertible Preferred Stocks	1,260,637
	Corporate Bonds	97,071,955
	Foreign Government Note/Bonds	22,702,600
	Mortgage Backed Securities	215,581,566
	Preferred Stocks	994,808
	Purchased Options	73,775
	Supranational Obligations	1,410,483
	U.S. Government Agency Issues	148,158,814
	U.S. Treasury Obligations	107,254,832
	Short Term Investments	36,300,088
	Total	$686,717,692(1)

(1)	Total excludes $195,022,695 of Securities Lending Collateral

AssetMark Large Cap Growth Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 1000 GROWTH INDEX - An unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP GROWTH FUNDS INDEX - The Lipper Large-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Growth Funds Category. These funds, by portfolio practice, invest at least 75% of equity assets in companies with market capitalizations (on three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the Standard & Poor’s (“S&P”) Super Composite 1500® Index. These funds typically have an above average price-to-earnings ration, price-to-book ratio, and three-year sales-per-share growth value, compared to the Standard & Poor’s 500 Composite Index (“S&P 500® Index”).

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31, 2006)
	One Year	Three Year	Since Inception (6/29/01)
AssetMark Large Cap Growth Fund	10.56%	14.95%	-0.11%
Russell 1000 Growth Index	13.14%	14.80%	0.03%
Lipper Large-Cap Growth Funds Index	15.36%	15.11%	-0.25%

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS - 98.32%
	Air Freight & Logistics - 0.64%
48,600	Expeditors International
	Washington, Inc.	$4,198,554
	Beverages - 1.53%
172,775	PepsiCo, Inc.	9,984,667
	Biotechnology - 5.31%
203,426	Amgen, Inc. (a)(b)	14,799,241
181,090	Genentech, Inc. (a)(b)	15,303,916
74,300	Gilead Sciences, Inc. (a)	4,622,946
		34,726,103
	Capital Markets - 8.23%
29,450	AG Edwards, Inc.	1,468,377
80,000	The Bank of New York Co., Inc.	2,883,200
71,000	Franklin Resources, Inc.	6,691,040
67,900	The Goldman Sachs Group, Inc. (b)	10,657,584
81,825	Legg Mason, Inc.	10,255,127
69,155	Lehman Brothers Holdings, Inc. (b)	9,994,972
52,950	Merrill Lynch & Co, Inc. (b)	4,170,342
47,300	SEI Investments Co.	1,917,069
275,925	TD Ameritrade
	Holding Corporation	5,758,555
		53,796,266
	Chemicals - 0.68%
66,500	Air Products & Chemicals, Inc.	4,468,135
	Commercial Banks - 1.15%
153,667	Commerce Bancorp Inc. (b)	5,631,896
33,400	Wachovia Corp. (b)	1,872,070
		7,503,966
	Commercial Services & Supplies - 1.13%
11,576	Apollo Group, Inc. (a)(b)	607,856
135,500	Monster Worldwide, Inc. (a)(b)	6,756,030
		7,363,886
	Communications Equipment - 8.58%
869,150	Cisco Systems, Inc. (a)	18,834,480
320,625	Corning, Inc. (a)	8,628,019
356,575	Motorola, Inc.	8,169,133
404,201	QUALCOMM, Inc. (b)	20,456,613
		56,088,245
	Computers & Peripherals - 5.75%
172,250	Apple Computer, Inc. (a)	10,803,520
233,175	Dell, Inc. (a)(b)	6,939,288
164,650	Hewlett-Packard Co.	5,416,985

Number of		Market
Shares		Value
	Computers & Peripherals (Continued)
401,425	Network Appliance, Inc. (a)(b)	$14,463,343
		37,623,136
	Consumer Finance - 1.49%
68,550	American Express Co.	3,602,302
22,000	Capital One Financial Corp. (b)	1,771,440
84,600	SLM Corp.	4,394,124
		9,767,866
	Diversified Financial Services - 2.73%
11,700	Chicago Mercantile Exchange
	Holdings, Inc. (b)	5,235,750
66,950	Citigroup, Inc.	3,162,048
132,000	Moody’s Corp. (b)	9,432,720
		17,830,518
	Electrical Equipment - 1.68%
131,350	Emerson Electric Co.	10,984,801
	Electronic Equipment & Instruments - 0.77%
40,600	CDW Corp. (b)	2,389,310
80,050	Molex, Inc. (b)	2,657,660
		5,046,970
	Energy Equipment & Services - 2.71%
64,150	Baker Hughes, Inc. (b)	4,387,860
89,350	National-Oilwell, Inc. (a)(b)	5,729,122
59,950	Schlumberger Ltd. (b)	7,587,871
		17,704,853
	Food & Staples Retailing - 2.29%
55,100	Costco Wholesale Corp. (b)	2,984,216
138,954	Walgreen Co.	5,993,086
90,250	Whole Foods Market, Inc. (b)	5,996,210
		14,973,512
	Food Products - 0.37%
47,350	General Mills, Inc.	2,399,698
	Health Care Equipment & Supplies - 4.24%
81,100	Biomet, Inc. (b)	2,880,672
24,675	Intuitive Surgical, Inc. (a)(b)	2,911,650
85,200	Medtronic, Inc.	4,323,900
135,500	St Jude Medical, Inc. (a)	5,555,500
124,117	Varian Medical Systems, Inc. (a)(b)	6,970,411
75,500	Zimmer Holdings, Inc. (a)(b)	5,103,800
		27,745,933
	Health Care Providers & Services - 6.79%
162,475	Aetna, Inc. (b)	7,984,021
157,925	Caremark Rx, Inc. (a)(b)	7,766,751

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
73,050	DaVita, Inc. (a)	$4,398,341
60,525	Express Scripts, Inc. (a)(b)	5,320,148
89,225	Humana, Inc. (a)(b)	4,697,696
255,175	UnitedHealth Group, Inc.	14,254,076
		44,421,033
	Hotels Restaurants & Leisure - 2.34%
39,600	Carnival Corp. (b)	1,875,852
357,550	Starbucks Corp. (a)(b)	13,458,182
		15,334,034
	Household Products - 1.03%
59,050	Colgate-Palmolive Co.	3,371,755
57,950	Procter & Gamble Co.	3,339,079
		6,710,834
	Industrial Conglomerates - 1.85%
37,050	3M Co.	2,804,315
267,475	General Electric Co.	9,302,780
		12,107,095
	Insurance - 4.27%
90,101	Aflac, Inc.	4,066,258
64,050	American International Group, Inc.	4,233,065
122,898	The Progressive Corp. (b)	12,813,345
89,575	Prudential Financial, Inc.	6,790,681
		27,903,349
	Internet & Catalog Retail - 4.14%
195,200	Amazon.Com, Inc. (a)(b)	7,126,752
510,955	eBay, Inc. (a)(b)	19,957,902
		27,084,654
	Internet Software & Services - 3.17%
34,577	Google, Inc. (a)	13,485,030
223,950	Yahoo!, Inc. (a)(b)	7,224,627
		20,709,657
	IT Services - 1.61%
97,400	Cognizant Technology
	Solutions Corp. (a)	5,794,326
56,319	First Data Corp. (b)	2,636,856
49,650	Fiserv, Inc. (a)	2,112,607
		10,543,789
	Machinery - 3.60%
127,600	Caterpillar, Inc.	9,162,956
64,400	Dover Corp.	3,127,264
43,750	Illinois Tool Works, Inc.	4,213,563

Number of		Market
Shares		Value
	Machinery (Continued)
81,825	Joy Global, Inc.	$4,890,680
53,500	Pentair, Inc. (b)	2,180,125
		23,574,588
	Media - 1.97%
80,175	Getty Images, Inc. (a)(b)	6,003,504
17,300	Omnicom Group (b)	1,440,225
54,900	Pixar (a)	3,521,286
86,297	XM Satellite Radio
	Holdings, Inc. - Class A (a)(b)	1,921,834
		12,886,849
	Multiline Retail - 1.18%
58,900	Kohl’s Corp. (a)(b)	3,122,289
116,875	Nordstrom, Inc. (b)	4,579,163
		7,701,452
	Oil & Gas - 1.43%
40,925	EOG Resources, Inc. (b)	2,946,600
53,000	Exxon Mobil Corp. (b)	3,225,580
72,700	XTO Energy, Inc. (b)	3,167,539
		9,339,719
	Pharmaceuticals - 1.24%
81,000	Johnson & Johnson	4,796,820
133,700	Pfizer, Inc.	3,331,804
		8,128,624
	Real Estate Agents And Managers - 1.11%
90,100	Cb Richard Ellis Group, Inc. (a)(b)	7,271,070
	Semiconductor &
	Semiconductor Equipment - 3.46%
177,312	Broadcom Corp. (a)	7,652,786
118,850	Intel Corp.	2,299,747
142,050	Maxim Integrated Products, Inc. (b)	5,277,158
177,825	Texas Instruments, Inc.	5,773,978
62,600	Xilinx, Inc.	1,593,796
		22,597,465
	Software - 3.50%
260,553	Adobe Systems, Inc. (b)	9,098,511
93,513	Electronic Arts, Inc. (a)(b)	5,117,031
170,700	Microsoft Corp.	4,644,747
111,078	Salesforce.com, Inc. (a)(b)	4,035,464
		22,895,753
	Specialty Retail - 3.92%
61,100	Bed Bath & Beyond, Inc. (a)(b)	2,346,240
170,075	Chico’s FAS, Inc. (a)(b)	6,911,848

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail (Continued)
149,725	Home Depot, Inc. (b)	$6,333,367
113,600	Lowe’s Cos, Inc. (b)	7,320,384
106,375	Staples, Inc. (b)	2,714,690
		25,626,529
	Textiles, Apparel & Luxury Goods - 1.63%
224,350	Coach, Inc. (a)	7,758,023
33,750	Nike, Inc. (b)	2,872,125
		10,630,148
	Thrifts & Mortgage Finance - 0.80%
142,420	Countrywide Financial Corp. (b)	5,226,814
	Total Common Stocks
	(Cost $565,241,256)	642,900,565
	SHORT TERM INVESTMENTS - 2.12%
	Money Market Funds - 2.12%
138,70,283	Federated Prime Obligations Fund
	4.600%, 01/01/2050	13,870,283
	Total Short Term Investments
	(Cost $13,870,282)	13,870,283
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 34.24%
	COMMERCIAL PAPER - 9.92%
$ 2,272,388	CCN Bluegrass,
	4.85%, 11/20/06 (c)	2,272,388
4,544,777	CCN Independence IV LLC,
	4.82%,10/16/06 (c)	4,544,777
4,999,255	CCN Orchard Park,
	4.76%, 10/06/06 (c)	4,999,255
3,408,583	Concord Minutemen Capital Co.,
	4.65%, 04/04/06 (c)	3,408,583
6,817,166	Concord Minutemen Capital Co.,
	4.75%, 04/18/06 (c)	6,817,166
3,635,821	Duke Funding,
	4.82%, 04/26/06 (c) (d)	3,621,090
4,544,777	Duke Funding, 4.64%, 06/06/06 (c)	4,544,777
9,089,554	Fenway Funding LLC,
	4.82%, 04/07/06 (c) (d)	9,077,227
9,089,554	Laguna Corp., 4.83%, 04/18/06 (c) (d)	9,058,800
5,226,494	Lakeside Funding LLC,
	4.70%, 04/10/06 (c)	5,226,494
2,272,388	Morgan Stanley, 4.96%, 04/11/06 .	2,272,388

Principal		Market
Amount		Value
	COMMERCIAL PAPER (Continued)
$ 9,089,554	Thornburg Mortgage Capital LLC,
	4.71%, 04/10/06 (c) (d)	$9,052,370
	Total Commercial Paper
	(Cost $64,895,315)	64,895,315
	CORPORATE BONDS AND NOTES - 1.77%
2,272,388	Bayerische Landesbank,
	4.83%, 12/24/15	2,272,388
4,544,777	Liquid Funding Ltd.,
	4.73%, 05/15/06 (c) (d)	4,544,317
2,726,866	Metlife Global, 4.89%, 04/28/08	2,726,866
2,045,150	Northlake, 4.91%, 03/06/33 (c)	2,045,150
	Total Corporate Bonds and Notes
	(Cost $11,588,721)	11,588,721
	CORPORATE PAYDOWN
	SECURITIES - 1.28%
2,272,388	Duke Funding,
	4.62%, 04/08/06 (c)	2,272,388
6,120,563	Leafs LLC, 4.78%, 04/20/06 (c)	6,120,563
	Total Corporate Paydown
	Securities (Cost $8,392,951)	8,392,951
Number of
Shares
	MUTUAL FUND - 0.00%
58	AIM Short Term
	Liquid Asset Fund	58
	Total Mutual Fund
	(Cost $58)	58
Principal
Amount
	REPURCHASE AGREEMENTS - 21.27%
$34,085,827	Goldman Sachs Repurchase Agreement,
	4.94%, 04/03/06, repurchase price
	$34,099,859, maturing 04/03/06
	(Collateralized by non-U.S.
	Government Debt Securities, value
	$36,892,332, 0.00% to 11.13%,
	04/01/08 to 07/15/32)	34,085,827
20,451,497	Merrill Lynch Repurchase Agreement,
	4.93%, 04/03/06, repurchase price
	$20,459,899, maturing 04/03/06
	(Collateralized by non-U.S.
	Government Debt Securities, value
	$21,536,597, 0.00% to 12.00%,
	07/15/06 to 10/01/45)	20,451,497

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$19,542,541	Morgan Stanley Repurchase
	Agreement, 4.91%, 04/03/06,
	repurchase price $19,550,551,
	maturing 04/03/06 (Collateralized
	by Fannie Mae Mortgage
	Obligations, value $20,134,838,
	0.00% to 6.75%, 9/25/07 to
	10/25/35)	$19,542,541
64,990,311	Morgan Stanley Repurchase
	Agreement, 4.91%, 04/03/06,
	repurchase price $65,016,903,
	maturing 04/03/06 (Collateralized
	by Ginnie Mae Mortgage
	Obligations, value $66,849,817,
	0.97% to 6.50%, 5/20/14 to
	1/20/35)	64,990,311
	Total Repurchase Agreements
	(Cost $139,070,176)	139,070,176
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $223,947,221)	223,947,221
	Total Investments - 134.68%
	(Cost $803,058,759)	880,718,069
	Liabilities in Excess of
	Other Assets - (34.68)%	(226,796,531)
	TOTAL NET
	ASSETS - 100.00%	$653,921,538

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according the the Fund’s liquidity guidelines.  The market value of these securities total $77,605,345, 11.9% of total net assets.

(d)	Variable Rate Security. The rate shown is the rate in effect on March 31, 2006.

See notes to financial statements.

AssetMark Large Cap Value Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 1000 VALUE INDEX - An unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP VALUE FUNDS INDEX - The Lipper Large-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Value Funds Category. These funds, by portfolio practice, invest as least 75% of equity assets in companies with market capitalizations (on three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500® Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500® Index.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31, 2006)
	One Year	Three Year	Since Inception (6/29/01)
AssetMark Large Cap Value Fund.	10.50%	20.48%	5.06%
Russell 1000 Value Index	13.31%	21.77%	7.13%
Lipper Large-Cap Value Funds Index	11.87%	18.69%	4.13%

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS - 97.27%
	Aerospace & Defense - 1.05%
101,200	Northrop Grumman Corp.	$6,910,948
	Airlines - 0.01%
121,040	Delta Air Lines, Inc. (a)(b)	68,993
	Auto Components - 1.86%
1,038,246	Delphi Corp.	659,286
96,915	The Goodyear Tire &
	Rubber Co. (a)(b)	1,403,329
134,700	Johnson Controls, Inc. (b)	10,227,771
		12,290,386
	Automobiles - 2.58%
874,176	Ford Motor Co. (b)	6,958,441
331,675	General Motors Corp. (b)	7,054,727
58,250	Harley-Davidson, Inc. (b)	3,022,010
		17,035,178
	Beverages - 1.30%
74,300	Anheuser-Busch
	Companies, Inc. (b)	3,177,811
156,800	Coca-Cola Enterprises, Inc.	3,189,312
34,650	Diageo PLC - ADR (b)	2,197,850
		8,564,973
	Building Products - 1.54%
312,500	Masco Corp. (b)	10,153,125
	Capital Markets - 1.78%
45,470	Ameriprise Financial, Inc.	2,048,878
67,300	Lehman Brothers Holdings, Inc. (b)	9,726,869
		11,775,747
	Chemicals - 2.35%
217,300	The Dow Chemical Co. (b)	8,822,380
105,500	PPG Industries, Inc. (b)	6,683,425
		15,505,805
	Commercial Banks - 5.45%
204,800	Bank of America Corp.	9,326,592
145,330	Fifth Third Bancorp (b)	5,720,189
63,467	HSBC Holdings PLC - ADR (b)	5,317,265
264,300	KeyCorp (b)	9,726,240
35,000	Lloyds TSB Group Plc - ADR (b)	1,347,150
70,650	Wells Fargo & Co.	4,512,416
		35,949,852
	Commercial Services & Supplies - 0.49%
14,150	Dun & Bradstreet Corp. (a)(b)	1,085,022

Number of		Market
Shares		Value
	Commercial Services & Supplies (Continued)
99,900	H&R Block, Inc. (b)	$2,162,835
		3,247,857
	Communications Equipment - 1.28%
158,750	Avaya, Inc. (a)(b)	1,793,875
2,182,845	Lucent Technologies, Inc. (a)(b)	6,657,677
		8,451,552
	Computers & Peripherals - 2.25%
53,500	Dell, Inc. (a)	1,592,160
100,500	Hewlett-Packard Co.	3,306,450
35,750	International Business
	Machines Corp.	2,948,302
106,905	Lexmark International, Inc. (a)(b)	4,851,349
422,451	Sun Microsystems, Inc. (a)(b)	2,167,174
		14,865,435
	Construction Materials - 0.21%
16,250	Vulcan Materials Co. (b)	1,408,063
	Consumer Finance - 1.33%
166,500	American Express Co.	8,749,575
	Containers & Packaging - 0.67%
76,300	Sealed Air Corp.	4,415,481
	Diversified Financial Services - 4.44%
291,870	Citigroup, Inc.	13,785,020
300,443	J.P. Morgan Chase & Co.	12,510,447
42,050	Moody’s Corp. (b)	3,004,893
		29,300,360
	Diversified Telecommunication Services - 5.85%
519,445	At&t, Inc. (b)	14,045,793
256,105	BellSouth Corp. (b)	8,874,038
60,700	Sprint Corp.	1,568,488
415,165	Verizon Communications, Inc. (b)	14,140,520
		38,628,839
	Electric Utilities - 1.20%
176,600	TXU Corp.	7,904,616
	Energy Equipment & Services - 0.53%
57,500	GlobalSantaFe Corp. (b)	3,493,125
	Food & Staples Retailing - 4.24%
197,697	Albertson’s, Inc. (b)	5,074,882
125,800	Costco Wholesale Corp. (b)	6,813,328
256,756	The Kroger Co. (a)(b)	5,227,552
295,695	Safeway, Inc. (b)	7,427,859
73,550	Wal-Mart Stores, Inc. (b)	3,474,502
		28,018,123

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food Products - 1.14%
294,800	ConAgra Foods, Inc. (b)	$6,326,408
23,500	Hershey Foods Corp.	1,227,405
		7,553,813
	Health Care Providers & Services - 2.62%
29,750	Cardinal Health, Inc.	2,216,970
38,950	Caremark Rx, Inc. (a)(b)	1,915,561
25,000	Cigna Corp.	3,265,500
131,650	HCA, Inc. (b)	6,028,253
528,110	Tenet Healthcare Corp. (a)(b)	3,897,452
		17,323,736
	Hotels Restaurants & Leisure - 0.45%
86,000	McDonald’s Corp.	2,954,960
	Household Durables - 0.58%
28,920	American Greetings (b)	625,250
39,500	Fortune Brands, Inc.	3,184,885
		3,810,135
	Household Products - 0.90%
102,800	Kimberly-Clark Corp.	5,941,840
	Industrial Conglomerates - 1.66%
42,000	3M Co.	3,178,980
289,050	Tyco International Ltd.	7,769,664
		10,948,644
	Insurance - 9.53%
234,600	The Allstate Corp. (b)	12,225,006
113,700	American International Group, Inc.	7,514,433
38,150	AON Corp. (b)	1,583,606
2,103	Berkshire Hathaway, Inc. (a)	6,334,236
48,190	Loews Corp.	4,876,828
188,060	Marsh & McLennan
	Companies, Inc. (b)	5,521,442
189,800	Metlife, Inc.	9,180,626
50,950	The Progressive Corp. (b)	5,312,047
202,600	The St. Paul Travelers
	Companies Inc.	8,466,654
31,866	Transatlantic Holdings, Inc.	1,862,568
		62,877,446
	IT Services - 1.41%
128,417	Electronic Data Systems Corp. (b) .	3,445,428
68,650	Iron Mountain, Inc. (a)(b)	2,796,801
443,415	Unisys Corp. (a)	3,055,129
		9,297,358

Number of		Market
Shares		Value
	Leisure Equipment & Products - 1.98%
245,286	Eastman Kodak Co. (b)	$6,975,934
334,105	Mattel, Inc.	6,057,324
		13,033,258
	Machinery - 2.00%
88,800	Deere & Co. (b)	7,019,640
87,800	Paccar, Inc.	6,188,144
		13,207,784
	Media - 3.91%
234,800	CBS Corporation	5,630,504
174,050	Comcast Corp. (a)(b)	4,546,186
188,275	Gannett Co, Inc. (b)	11,281,438
158,380	Tribune Co.	4,344,363
		25,802,491
	Metals & Mining - 1.51%
100,470	Alcoa, Inc.	3,070,363
86,000	Phelps Dodge Corp. (b)	6,925,580
		9,995,943
	Office Electronics - 0.80%
346,420	Xerox Corp. (a)(b)	5,265,584
	Oil & Gas - 8.80%
123,600	Apache Corp.	8,097,036
244,152	ConocoPhillips (b)	15,418,199
70,600	Devon Energy Corp.	4,318,602
126,555	El Paso Corp. (b)	1,524,988
58,650	EOG Resources, Inc. (b)	4,222,800
153,250	Occidental Petroleum Corp. (b)	14,198,612
172,800	Valero Energy Corp. (b)	10,329,984
		58,110,221
	Personal Products - 0.24%
50,400	Avon Products, Inc. (b)	1,570,968
	Pharmaceuticals - 7.01%
291,751	Bristol-Myers Squibb Co.	7,179,992
52,000	Johnson & Johnson	3,079,440
410,470	Merck & Co., Inc. (b)	14,460,858
540,806	Pfizer, Inc.	13,476,886
358,555	Schering-Plough Corp.	6,808,959
25,935	Wyeth (b)	1,258,366
		46,264,501
	Real Estate - 1.96%
196,800	Equity Office Properties Trust (b) .	6,608,544
75,400	Simon Property Group, Inc. (b)	6,344,156
		12,952,700

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Road & Rail - 0.54%
43,000	Burlington Northern Santa Fe Corp.	$3,583,190
	Semiconductor & Semiconductor
	Equipment - 1.60%
356,200	Intel Corp.	6,892,470
250,876	Micron Technology, Inc. (a)(b)	3,692,895
		10,585,365
	Software - 0.54%
131,050	Microsoft Corp.	3,565,871
	Specialty Retail - 1.02%
274,800	Limited Brands	6,721,608
	Thrifts & Mortgage Finance - 4.20%
177,700	Countrywide Financial Corp. (b)	6,521,590
115,800	Fannie Mae	5,952,120
87,900	Golden West Financial Corp. (b)	5,968,410
218,200	Washington Mutual, Inc.	9,299,684
		27,741,804
	Tobacco - 2.46%
228,961	Altria Group, Inc.	16,224,176
	Total Common Stocks
	(Cost $591,405,903)	642,071,429
	SHORT TERM INVESTMENTS - 2.84%
	Money Market Funds - 2.84%
18,756,011	Federated Prime Obligations Fund
	4.600%, 01/01/2050	18,755,998
	Total Short Term Investments
	(Cost $18,755,999)	18,755,998
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 39.47%
	COMMERCIAL PAPER - 11.44%
$ 2,644,182	CCN Bluegrass,
	4.85%, 11/20/06 (c)	2,644,182
5,288,364	CCN Independence IV LLC,
	4.82%,10/16/06 (c)	5,288,364
5,817,200	CCN Orchard Park,
	4.76%, 10/06/06 (c)	5,817,200
3,966,273	Concord Minutemen Capital Co.,
	4.65%, 04/04/06 (c)	3,966,273

Principal		Market
Amount		Value
	COMMERCIAL PAPER (Continued)
$ 7,932,545	Concord Minutemen Capital Co.,
	4.75%, 04/18/06 (c)	$7,932,545
4,230,691	Duke Funding,
	4.82%, 04/26/06 (c) (d)	4,213,549
5,288,364	Duke Funding,
	4.64%, 06/06/06 (c)	5,288,364
10,576,727	Fenway Funding LLC,
	4.82%, 04/07/06 (c) (d)	10,562,383
10,576,727	Laguna Corp.,
	4.83%, 04/18/06 (c) (d)	10,540,941
6,081,618	Lakeside Funding LLC,
	4.70%, 04/10/06 (c)	6,081,618
2,644,182	Morgan Stanley,
	4.96%, 04/11/06	2,644,182
10,576,727	Thornburg Mortgage Capital LLC,
	4.71%, 04/10/06 (c) (d)	10,533,459
	Total Commercial Paper
	(Cost $75,513,060)	75,513,060
	CORPORATE BONDS AND NOTES - 2.04%
2,644,182	Bayerische Landesbank,
	4.83%, 12/24/15	2,644,182
5,288,364	Liquid Funding Ltd.,
	4.73%, 05/15/06 (c) (d)	5,287,828
3,173,018	Metlife Global, 4.89%, 04/28/08	3,173,018
2,379,763	Northlake, 4.91%, 03/06/33 (c)	2,379,763
	Total Corporate Bonds and Notes
	(Cost $13,484,791)	13,484,791
	CORPORATE PAYDOWN
	SECURITIES - 1.48%
2,644,182	Duke Funding, 4.62%, 04/08/06 (c)	2,644,182
7,121,969	Leafs LLC, 4.78%, 04/20/06 (c)	7,121,969
	Total Corporate Paydown
	Securities (Cost $9,766,151)	9,766,151
Number of
Shares
	MUTUAL FUND - 0.00%
67	AIM Short Term
	Liquid Asset Fund	67
	Total Mutual Fund
	(Cost $67)	67

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS - 24.51%
$39,662,726	Goldman Sachs Repurchase
	Agreement, 4.94%, 04/03/06,
	repurchase price $39,668,169,
	maturing 04/03/06 (Collateralized
	by non-U.S. Government Debt
	Securities, value $42,928,412,
	0.00% to 11.13%, 04/01/08 to
	07/15/32)	$39,662,726
23,797,635	Merrill Lynch Repurchase
	Agreement, 4.93%, 04/03/06,
	repurchase price $23,807,412,
	maturing 04/03/06, (Collateralized
	by non-U.S. Government Debt
	Securities, value $25,060,272,
	0.00% to 12.00%, 07/15/06 to
	10/01/45)	23,797,635
22,739,963	Morgan Stanley Repurchase
	Agreement, 4.91%, 04/03/06,
	repurchase price $22,749,267,
	maturing 04/03/06 (Collateralized
	by Fannie Mae Mortgage
	Obligations, value $23,429,167,
	0.00% to 6.75%, 9/25/07 to
	10/25/35)	22,739,963

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$75,623,596	Morgan Stanley Repurchase
	Agreement, 4.91%, 04/03/06,
	repurchase price $75,654,539,
	maturing 04/03/06 (Collateralized
	by Ginnie Mae Mortgage
	Obligations, value $77,787,343,
	0.97% to 6.50%, 5/20/14 to
	1/20/35)	$75,623,596
	Total Repurchase Agreements
	(Cost $161,823,920)	161,823,920
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $260,587,989)	260,587,989
	Total Investments - 139.58%
	(Cost $870,749,890)	921,415,416
	Liabilities in Excess of
	Other Assets - (39.58)%	(261,285,433)
	TOTAL NET
	ASSETS - 100.00%	$660,129,983

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $90,302,620, 13.7% of total net assets.

(d)	Variable Rate Security. The rate shown is the rate in effect on March 31, 2006.

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 2500 GROWTH INDEX - An unmanaged index which measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MID-CAP GROWTH INDEX - Measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation.

LIPPER SMALL-CAP GROWTH FUNDS INDEX - The Lipper Small-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Growth Funds Category. These funds, by portfolio practice, invest 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically have an above average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index™.

LIPPER MID-CAP GROWTH FUNDS INDEX - Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31, 2006)
	One Year	Three Year	Since Inception (6/29/01)
AssetMark Small/Mid Cap Growth Fund	26.24%	22.01%	3.08%
Russell 2500 Growth Index	26.44%	27.96%	6.02%
Russell Mid-Cap Growth Index	22.68%	25.75%	6.08%
Lipper Small-Cap Growth Funds Index	24.66%	25.35%	5.01%
Lipper Mid-Cap Growth Funds Index	24.88%	23.48%	3.81%

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS - 98.55%
	Aerospace & Defense - 1.74%
104,550	BE Aerospace, Inc. (a)(b)	$2,626,296
18,900	Precision Castparts Corp.	1,122,660
		3,748,956
	Air Freight & Logistics - 0.90%
43,100	EGL, Inc. (a)(b)	1,939,500
	Airlines - 1.01%
20,600	AMR Corp. (a)(b)	557,230
64,300	Mesa Air Group, Inc. (a)(b)	735,592
22,300	US Airways Group, Inc. (a)(b)	892,000
		2,184,822
	Auto Components - 0.18%
16,900	TRW Automotive
	Holdings Corp. (a)	393,770
	Biotechnology - 3.50%
87,779	Alkermes, Inc. (a)(b)	1,935,527
28,200	Applera Corp. - Applied
	Biosystems Group (b)	765,348
40,900	Kendle International, Inc. (a)	1,382,420
85,750	PDL BioPharma Inc. (a)(b)	2,812,600
18,300	Regeneron
	Pharmaceuticals, Inc. (a)	304,329
26,400	Viropharma, Inc. (a)(b)	335,280
		7,535,504
	Capital Markets - 4.06%
37,850	Affiliated Managers
	Group, Inc. (a)(b)	4,035,188
21,504	GFI Group Inc. (a)(b)	1,116,273
40,600	Investment Technology
	Group, Inc. (a)	2,021,880
27,900	National Financial
	Partners Corp. (b)	1,576,908
		8,750,249
	Chemicals - 0.96%
27,900	Airgas, Inc.	1,090,611
19,200	Eastman Chemical Co.	982,656
		2,073,267
	Commercial Banks - 1.37%
90,650	Signature Bank (a)	2,954,284
	Commercial Services & Supplies - 7.47%
36,550	The Corporate Executive Board Co.	3,687,895
19,400	Dun & Bradstreet Corp. (a)(b)	1,487,592
17,800	First Advantage Corp. (a)(b)	430,404

Number of		Market
Shares		Value
	Commercial Services & Supplies (Continued)
36,200	ITT Educational Services, Inc. (a)	$2,318,610
69,650	Labor Ready, Inc. (a)(b)	1,668,118
99,111	Mobile Mini, Inc. (a)(b)	3,064,512
50,150	Monster Worldwide, Inc. (a)(b)	2,500,479
49,200	Tetra Tech, Inc. (a)	939,228
		16,096,838
	Communications Equipment - 1.24%
23,100	Avocent Corp. (a)	733,194
22,500	Harris Corp. (b)	1,064,025
17,100	Nice Sys Ltd. - ADR (a)	871,416
		2,668,635
	Computers & Peripherals - 3.71%
34,700	Electronics for Imaging (a)(b)	970,559
35,200	Intergraph Corp. (a)(b)	1,466,432
16,100	Intermec, Inc. (a)(b)	491,211
84,300	Neoware Systems, Inc. (a)(b)	2,496,966
48,550	Rackable Systems, Inc. (a)(b)	2,565,868
		7,991,036
	Construction & Engineering - 0.50%
21,800	EMCOR Group, Inc. (a)	1,082,588
	Containers & Packaging - 1.04%
51,800	Crown Holdings, Inc. (a)	918,932
59,100	Packaging Corp of America	1,326,204
		2,245,136
	Diversified Financial Services - 1.81%
27,200	GATX Corp. (b)	1,123,088
19,525	Intercontinentalexchange, Inc. (a)	1,348,201
35,900	Nasdaq Stock Market, Inc. (a)(b)	1,437,436
		3,908,725
	Electric Utilities - 0.28%
24,500	PNM Resources, Inc.	597,800
	Electrical Equipment - 1.14%
24,000	The Lamson & Sessions Co. (a)(b)	667,920
23,800	Thomas & Betts Corp. (a)(b)	1,222,844
17,100	Woodward Governor Co.	568,575
		2,459,339
	Electronic Equipment & Instruments - 1.83%
21,100	Electro Scientific
	Industries, Inc. (a)	466,943
27,350	Itron, Inc. (a)	1,636,898
13,600	Multi-Fineline
	Electronix, Inc. (a)(b)	795,464

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Electronic Equipment & Instruments (Continued)
85,500	Sanmina-SCI Corporation (a)	$350,550
18,600	Tech Data Corp. (a)	686,526
		3,936,381
	Energy Equipment & Services - 4.20%
25,800	Grant Prideco, Inc. (a)	1,105,272
26,900	Helmerich & Payne, Inc.	1,878,158
39,300	Patterson-UTI Energy, Inc.	1,256,028
64,000	Pride International, Inc. (a)(b)	1,995,520
24,693	Tidewater, Inc. (b)	1,363,794
26,200	Unit Corp. (a)	1,460,650
		9,059,422
	Food Products - 0.30%
400	Seaboard Corp. (b)	637,600
	Gas Utilities - 0.37%
8,600	Amerigas Partners L P	257,312
22,600	Piedmont Natural Gas Co. (b)	542,174
		799,486
	Health Care Equipment & Supplies - 4.08%
62,350	American Medical Systems
	Holdings, Inc. (a)	1,402,875
34,000	Candela Corp. (a)	734,400
19,000	Cutera, Inc. (a)	515,280
10,200	Datascope Corp.	403,512
26,000	Greatbatch, Inc. (a)	569,660
26,900	Haemonetics Corp. (a)	1,365,713
54,300	Natus Medical, Inc. (a)	1,113,150
41,700	PerkinElmer, Inc.	978,699
43,700	Thoratec Corp. (a)(b)	842,099
33,200	Zoll Medical Corp. (a)(b)	874,488
		8,799,876
	Health Care Providers & Services - 10.90%
34,550	The Advisory Board Co. (a)(b)	1,926,853
31,300	American Retirement Corp. (a)(b)	801,906
20,900	Community Health
	Systems, Inc. (a)	755,535
51,550	Covance, Inc. (a)(b)	3,028,563
14,300	Coventry Health Care, Inc. (a)(b)	771,914
33,200	Health Net, Inc. (a)	1,687,224
47,550	Healthways, Inc. (a)(b)	2,422,197
75,500	LCA-Vision, Inc.	3,783,305
13,100	Lincare Holdings, Inc. (a)(b)	510,376
27,000	Odyssey HealthCare, Inc. (a)	464,670

Number of		Market
Shares		Value
	Health Care Providers & Services (Continued)
5,300	Pediatrix Medical Group, Inc. (a)	$543,992
36,200	Pharmaceutical Product
	Development, Inc.	1,252,882
92,200	Psychiatric Solutions, Inc. (a)(b)	3,054,586
61,050	Sierra Health Services (a)(b)	2,484,735
		23,488,738
	Hotels Restaurants & Leisure - 3.00%
29,350	The Cheesecake Factory (a)(b)	1,099,157
48,500	Pinnacle Entertainment, Inc. (a)	1,366,245
29,700	Station Casinos, Inc. (b)	2,357,289
96,050	Texas Roadhouse, Inc. (a)(b)	1,641,495
		6,464,186
	Household Durables - 1.63%
22,600	Blount International, Inc. (a)	364,086
9,350	Harman International
	Industries, Inc. (b)	1,039,065
16,000	KB Home (b)	1,039,680
11,700	Whirlpool Corp.	1,070,199
		3,513,030
	Household Products - 0.82%
33,200	Central Garden and Pet Co. (a)	1,764,248
	Industrial Conglomerates - 0.59%
17,800	Teleflex, Inc.	1,275,014
	Insurance - 0.89%
39,600	The Phoenix Cos Inc. (b)	645,480
22,000	WR Berkley Corp.	1,277,320
		1,922,800
	Internet Software & Services - 3.78%
67,450	Akamai Technologies, Inc. (a)(b)	2,218,430
39,500	Digital Insight Corp. (a)	1,437,800
48,000	Entrust, Inc. (a)(b)	216,000
16,000	Equinix, Inc. (a)	1,428,831
56,700	Interwoven, Inc. (a)(b)	509,733
34,000	Stellent, Inc.	403,240
66,300	Valueclick, Inc. (a)(b)	1,121,796
30,200	Websense, Inc. (a)	832,916
		8,168,746
	IT Services - 3.18%
54,400	Acxiom Corp. (b)	1,405,696
47,050	Alliance Data Systems Corp. (a)(b)	2,200,528
51,400	The BISYS Group, Inc. (a)	692,872
40,400	Ciber, Inc. (a)	257,752

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	IT Services (Continued)
18,050	Cognizant Technology
	Solutions Corp. (a)(b)	$1,073,795
12,600	Global Payments, Inc.	667,926
39,800	SYKES Enterprises, Inc. (a)	564,364
		6,862,933
	Machinery - 2.42%
15,200	Columbus Mckinnon Corp. (a)	409,336
16,200	Crane Co.	664,362
81,871	ESCO Technologies, Inc. (a)	4,146,766
		5,220,464
	Media - 0.32%
25,600	Cablevision Systems Corp. (a)(b)	683,520
	Metals & Mining - 1.62%
10,500	Alliance Resource Partners LP	379,050
33,300	Steel Dynamics, Inc. (b)	1,889,109
74,400	Stillwater Mining Co. (a)	1,224,624
		3,492,783
	Multiline Retail - 0.25%
19,100	Dollar Tree Stores, Inc. (a)(b)	528,497
	Offices And Clinics Of
	Doctors Of Medicine - 0.58%
48,650	Radiation Therapy
	Services, Inc. (a)(b)	1,241,062
	Oil & Gas - 2.49%
22,474	Cabot Oil & Gas Corp. (b)	1,077,179
19,000	Callon Petroleum Co. (a)	399,380
49,411	Encore Acquisition Co. (a)(b)	1,531,741
35,000	General Maritime Corp.	1,166,900
15,100	Swift Energy Co. (a)(b)	565,646
15,400	W & T Offshore, Inc. (b)	620,774
		5,361,620
	Pharmaceutical Preparations - 0.54%
41,350	Theravance, Inc. (a)(b)	1,159,454
	Pharmaceuticals - 2.85%
73,884	Adams Respiratory Therapeutics (a)	2,938,367
50,700	Mylan Laboratories (b)	1,186,380
60,500	New River
	Pharmaceuticals, Inc. (a)	2,009,205
		6,133,952
	Prepackaged Software - 0.29%
29,700	Blackbaud, Inc. (b)	629,343

Number of		Market
Shares		Value
	Real Estate - 0.88%
29,500	Healthcare Realty Trust, Inc.	$1,102,710
10,400	Jones Lang LaSalle, Inc.	796,016
		1,898,726
	Real Estate Agents And Managers - 0.67%
17,900	CB Richard Ellis Group, Inc. (a)	1,444,530
	Road & Rail - 1.09%
18,400	Arkansas Best Corp.	719,808
53,100	Knight Transportation, Inc.	1,048,725
21,100	Laidlaw International, Inc.	573,920
		2,342,453
	Semiconductor & Semiconductor
	Equipment - 8.05%
135,500	Axcelis Technologies, Inc. (a)(b)	794,030
38,300	Cymer, Inc. (a)(b)	1,740,352
48,012	Diodes, Inc. (a)	1,992,498
44,900	Integrated Device
	Technology, Inc. (a)(b)	667,214
22,000	Intersil Corp. (b)	636,240
109,900	Kopin Corp. (a)	550,599
11,900	Lam Research Corp. (a)(b)	511,700
103,500	LSI Logic Corp. (a)(b)	1,196,460
116,700	Mattson Technology, Inc. (a)	1,400,400
68,650	MEMC Electronic
	Materials, Inc. (a)(b)	2,534,558
63,350	Microsemi Corp. (a)	1,844,118
70,100	Pixelworks, Inc. (a)(b)	348,397
110,300	Triquint Semiconductor, Inc. (a)	542,676
52,062	Varian Semiconductor Equipment
	Associates, Inc. (a)(b)	1,461,901
51,200	Zoran Corp. (a)(b)	1,120,256
		17,341,399
	Software - 5.19%
17,100	Advent Software, Inc. (a)	485,982
23,000	Cognos, Inc. (a)	894,700
111,500	Compuware Corp. (a)	873,045
13,400	Fair Isaac Corp. (b)	530,908
35,500	Informatica Corp. (a)	552,025
32,500	Kronos, Inc. (a)	1,215,175
30,600	NAVTEQ Corp. (a)(b)	1,549,890
178,700	Nuance
	Communications, Inc. (a)	2,110,447
46,800	Red Hat, Inc. (a)(b)	1,309,464
19,600	The Reynolds & Reynolds Co.	556,640
18,000	SPSS, Inc. (a)(b)	569,880

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
24,100	Synopsys, Inc. (a)	$538,635
		11,186,791
	Specialty Retail - 3.53%
47,200	Aaron Rents, Inc.	1,282,424
35,650	Aeropostale, Inc. (a)(b)	1,075,204
21,050	Chico’s FAS, Inc. (a)(b)	855,472
65,300	CSK Auto Corp. (a)	905,711
82,079	Hibbett Sporting Goods, Inc. (a)(b)	2,707,786
19,800	Select Comfort Corp. (a)(b)	783,090
		7,609,687
	Thrifts & Mortgage Finance - 0.22%
23,500	CharterMac (b)	477,050
	Trading Companies & Distributors - 0.54%
16,400	Watsco, Inc.	1,165,220
	Wireless Telecommunication Services - 0.54%
41,200	Crown Castle
	International Corp. (a)	1,168,020
	Total Common Stocks
	(Cost $181,785,399)	212,407,480
	SHORT TERM INVESTMENTS - 1.22%
	Money Market Funds - 1.22%
2,622,103	Federated Prime Obligations Fund
	4.600%, 01/01/2050	2,622,103
	Total Short Term Investments
	(Cost $2,622,103)	2,622,103
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 35.93%
	COMMERCIAL PAPER - 10.41%
$ 785,646	CCN Bluegrass,
	4.85%, 11/20/06 (c)	785,646
1,571,292	CCN Independence IV LLC,
	4.82%,10/16/06 (c)	1,571,292
1,728,420	CCN Orchard Park,
	4.76%, 10/06/06 (c)	1,728,420
1,178,468	Concord Minutemen Capital Co.,
	4.65%, 04/04/06 (c)	1,178,468
2,356,938	Concord Minutemen Capital Co.,
	4.75%, 04/18/06 (c)	2,356,938

Principal		Market
Amount		Value
	COMMERCIAL PAPER (Continued)
$ 1,257,033	Duke Funding,
	4.82%, 04/26/06 (c) (d)	$1,251,940
1,571,292	Duke Funding,
	4.64%, 06/06/06 (c)	1,571,292
3,142,583	Fenway Funding LLC,
	4.82%, 04/07/06 (c) (d)	3,138,320
3,142,583	Laguna Corp.,
	4.83%, 04/18/06 (c) (d)	3,131,950
1,806,985	Lakeside Funding LLC,
	4.70%, 04/10/06 (c)	1,806,985
785,646	Morgan Stanley,
	4.96%, 04/11/06	785,646
3,142,583	Thornburg Mortgage Capital LLC,
	4.71%, 04/10/06 (c) (d)	3,129,729
	Total Commercial Paper
	(Cost $22,436,626)	22,436,626
	CORPORATE BONDS AND NOTES - 1.86%
785,646	Bayerische Landesbank,
	4.83%, 12/24/15	785,646
1,571,292	Liquid Funding Ltd.,
	4.73%, 05/15/06 (c) (d)	1,571,133
942,775	Metlife Global,
	4.89%, 04/28/08	942,775
707,081	Northlake, 4.91%, 03/06/33 (c)	707,081
	Total Corporate Bonds and Notes
	(Cost $4,006,635)	4,006,635
	CORPORATE PAYDOWN
	SECURITIES - 1.35%
785,646	Duke Funding,
	4.62%, 04/08/06 (c)	785,646
2,116,097	Leafs LLC, 4.78%, 04/20/06 (c)	2,116,097
	Total Corporate Paydown
	Securities (Cost $2,901,743)	2,901,743
Number of
Shares
	MUTUAL FUND - 0.00%
20	AIM Short Term
	Liquid Asset Fund	20
	Total Mutual Fund
	(Cost $20)	20

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS - 22.31%
$11,784,688	Goldman Sachs Repurchase
	Agreement, 4.94%, 04/03/06,
	repurchase price $11,789,539,
	maturing 04/03/06 (Collateralized
	by non-U.S. Government Debt
	Securities, value $12,754,996,
	0.00% to 11.13%, 04/01/08 to
	07/15/32)	$11,784,688
7,070,813	Merrill Lynch Repurchase
	Agreement, 4.93%, 04/03/06,
	repurchase price $7,073,718,
	maturing 04/03/06 (Collateralized
	by non-U.S. Government Debt
	Securities, value $7,445,970,
	0.00% to 12.00%, 07/15/06 to
	10/01/45)	7,070,813
6,756,554	Morgan Stanley Repurchase
	Agreement, 4.91%, 04/03/06,
	repurchase price $6,759,319,
	maturing 04/03/06 (Collateralized
	by Fannie Mae Mortgage
	Obligations, value $6,961,332,
	0.00% to 6.75%, 9/25/07 to
	10/25/35)	6,756,554

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$22,469,471	Morgan Stanley Repurchase
	Agreement, 4.91%, 04/03/06,
	repurchase price $22,478,665,
	maturing 04/03/06 (Collateralized
	by Ginnie Mae Mortgage
	Obligations, value $23,112,368,
	0.97% to 6.50%, 5/20/14 to
	1/20/35)	$22,469,471
	Total Repurchase Agreements
	(Cost $48,081,526)	48,081,526
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $77,426,550)	77,426,550
	Total Investments - 135.70%
	(Cost $261,834,052)	292,456,133
	Liabilities in Excess of
	Other Assets - (35.70)%	(76,941,145)
	TOTAL NET
	ASSETS - 100.00%	$215,514,988

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according the the Fund’s liquidity guidelines. The market value of these securities total $26,830,937, 12.5% of total net assets.

(d)	Variable Rate Security. The rate shown is the rate in effect on March 31, 2006.

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 2500 VALUE INDEX - An unmanaged index which measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MID-CAP VALUE INDEX - Measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation.

LIPPER SMALL-CAP VALUE FUNDS INDEX - The Lipper Small-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Value Funds Category. These funds, by portfolio practice, invest 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index™.

LIPPER MID-CAP VALUE FUNDS INDEX - Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31, 2006)
	One Year	Three Year	Since Inception (6/29/01)
AssetMark Small/Mid Cap Value Fund	12.89%	23.15%	10.24%
Russell 2500 Value Index	21.60%	30.10%	14.76%
Russell Mid-Cap Value Index	20.30%	29.23%	13.87%
Lipper Small-Cap Value Funds Index	22.00%	31.31%	14.74%
Lipper Mid-Cap Value Funds Index	16.38%	26.33%	11.20%

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS - 94.22%
	Aerospace & Defense - 3.58%
56,400	Esterline Technologies Corp. (a)	$2,411,100
74,500	Goodrich Corp.	3,248,945
27,500	Moog, Inc. (a)	975,975
		6,636,020
	Building Products - 1.35%
41,900	NCI Building Systems, Inc. (a)(b)	2,504,363
	Capital Markets - 4.43%
7,000	Affiliated Managers
	Group, Inc. (a)(b)	746,270
53,900	E*Trade Financial Corp. (a)(b)	1,454,222
60,300	Investors Financial
	Services Corp. (b)	2,826,261
106,000	Janus Capital Group, Inc. (b)	2,456,020
15,200	Nuveen Investments, Inc.	731,880
		8,214,653
	Chemicals - 4.60%
32,800	Airgas, Inc.	1,282,152
81,200	Cambrex Corp. (b)	1,586,648
34,900	Cytec Industries, Inc. (b)	2,094,349
29,200	FMC Corp.	1,809,816
76,200	Rockwood Holdings, Inc. (a)	1,754,124
		8,527,089
	Commercial Banks - 3.05%
42,900	Associated Banc-Corp (b)	1,457,742
57,624	Popular, Inc.	1,196,274
55,500	Sky Financial Group, Inc.	1,470,750
52,497	TD Banknorth, Inc.	1,540,787
		5,665,553
	Commercial Services & Supplies - 11.66%
36,600	Acco Brands Corp. (a)	812,520
88,200	Aramark Corp. (b)	2,605,428
51,100	Brady Corp. (b)	1,914,206
90,600	Career Education Corp. (a)	3,418,338
36,350	DeVry, Inc. (a)(b)	827,689
12,575	Dun & Bradstreet Corp. (a)	964,251
46,650	Equifax, Inc.	1,737,246
60,650	Herman Miller, Inc.	1,965,667
26,200	Manpower, Inc.	1,498,116
67,375	Pitney Bowes, Inc. (b)	2,892,409
114,700	The ServiceMaster Co. (b)	1,504,864
83,650	Steelcase, Inc. (b)	1,505,700
		21,646,434

Number of		Market
Shares		Value
	Communications Equipment - 1.76%
128,700	Andrew Corp. (a)	$1,580,436
148,800	Avaya, Inc. (a)(b)	1,681,440
		3,261,876
	Computers & Peripherals - 2.13%
31,900	Avid Technology, Inc. (a)	1,386,374
61,600	NCR Corp. (a)(b)	2,574,264
		3,960,638
	Construction & Engineering - 0.55%
25,500	URS Corp. (a)	1,026,375
	Diversified Financial Services - 0.57%
19,250	Brookfield Asset
	Management, Inc.	1,059,905
	Electric Utilities - 0.86%
81,400	Northeast Utilities (b)	1,589,742
	Electronic Equipment & Instruments - 1.70%
28,100	Amphenol Corp.	1,466,258
35,350	Anixter International, Inc. (b)	1,689,023
		3,155,281
	Energy Equipment & Services - 0.72%
42,800	Pride International, Inc. (a)(b)	1,334,504
	Food Products - 3.09%
38,400	The JM Smucker Co. (b)	1,524,480
89,300	McCormick & Co, Inc. (b)	3,023,698
31,100	Ralcorp Holdings, Inc. (a)	1,183,355
		5,731,533
	Gas Utilities - 3.52%
27,000	AGL Resources, Inc.	973,350
46,400	Questar Corp. (b)	3,250,320
92,955	Southern Union Co.	2,308,073
		6,531,743
	Health Care Equipment & Supplies - 7.48%
59,600	C.R. Bard, Inc.	4,041,476
33,400	Dade Behring Holdings, Inc.	1,192,714
10,500	Edwards Lifesciences Corp. (a)	456,750
32,968	Fisher Scientific
	International (a)(b)	2,243,472
34,450	Invacare Corp.	1,070,017
20,300	Millipore Corp. (a)(b)	1,483,118
81,300	PerkinElmer, Inc.	1,908,111
36,000	Sybron Dental
	Specialties, Inc. (a)	1,484,640
		13,880,298

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services - 1.29%
81,150	IMS Health, Inc. (b)	$2,091,235
5,550	Omnicare, Inc. (b)	305,195
		2,396,430
	Hotels Restaurants & Leisure - 0.89%
51,700	Ruby Tuesday, Inc. (b)	1,658,536
	Household Durables - 3.80%
62,700	American Greetings (b)	1,355,574
33,425	The Black & Decker Corp. (b)	2,904,298
34,500	Mohawk Industries, Inc. (a)(b)	2,784,840
		7,044,712
	Household Products - 1.23%
43,150	Energizer Holdings, Inc. (a)	2,286,950
	Industrial Conglomerates - 1.27%
28,850	Carlisle Companies Incorporated	2,359,930
	Insurance - 9.43%
57,800	AMBAC Financial Group, Inc.	4,600,880
98,075	HCC Insurance
	Holdings, Inc. (b)	3,413,010
9,535	Markel Corp. (a)	3,219,779
73,800	MBIA, Inc. (b)	4,437,594
36,700	Protective Life Corp.	1,825,458
		17,496,721
	IT Services - 3.47%
170,800	BearingPoint, Inc. (a)(b)	1,450,092
38,900	CACI International,
	Inc. - Class A (a)(b)	2,557,675
81,600	Hewitt Associates, Inc. (a)(b)	2,426,784
		6,434,551
	Leisure Equipment & Products - 2.46%
73,225	Hasbro, Inc.	1,545,047
41,300	K2, Inc. (a)	518,315
138,200	Mattel, Inc. (b)	2,505,566
		4,568,928
	Machinery - 2.56%
59,312	IDEX Corp. (b)	3,094,307
41,000	Kaydon Corp. (b)	1,654,760
		4,749,067
	Media - 4.13%
30,200	Harte-Hanks, Inc.	825,970

Number of		Market
Shares		Value
	Media (Continued)
188,655	Interpublic Group of
	Companies, Inc. (a)(b)	$1,803,542
43,800	Lee Enterprises, Inc.	1,458,102
25,565	McClatchy Co. (b)	1,248,850
103,400	Radio One, Inc. (a)	771,364
53,250	Valassis
	Communications, Inc. (a)(b)	1,563,953
		7,671,781
	Multiline Retail - 0.84%
56,400	Dollar Tree Stores, Inc. (a)(b)	1,560,588
	Multi-Utilities - 0.87%
124,400	CMS Energy Corp. (a)(b)	1,610,980
	Oil, Gas & Consumable Fuels - 0.53%
101,200	International Coal
	Group, Inc. (a)(b)	985,688
	Personal Products - 0.79%
39,100	Chattem, Inc. (a)	1,472,115
	Pharmaceutical Preparations - 0.78%
43,900	Endo Pharmaceuticals
	Holdings Inc. (a)	1,440,359
	Pharmaceuticals - 0.50%
19,600	Kos Pharmaceuticals, Inc. (a)	936,292
	Real Estate - 0.83%
24,400	The St Joe Co. (b)	1,533,296
	Road & Rail - 0.86%
26,700	CSX Corp.	1,596,660
	Semiconductor & Semiconductor
	Equipment - 2.42%
125,200	Brooks Automation, Inc. (a)(b)	1,782,848
79,700	Integrated Device
	Technology, Inc. (a)	1,184,342
132,400	LSI Logic Corp. (a)(b)	1,530,544
		4,497,734
	Software - 1.79%
85,100	Activision, Inc. (a)(b)	1,173,529
131,500	Parametric
	Technology Corp. (a)	2,147,395
		3,320,924
	Specialty Retail - 1.11%
25,800	AnnTaylor Stores Corp. (a)	949,182
25,800	United Auto Group, Inc. (b)	1,109,400
		2,058,582

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance - 1.32%
29,400	People’s Bank	$962,850
30,700	Webster Financial Corp.	1,487,722
		2,450,572
	Total Common Stocks
	(Cost $148,844,621)	174,857,403
	SHORT TERM INVESTMENTS - 3.83%
	Money Market Funds - 3.83%
7,109,671	Federated Prime Obligations Fund
	4.600%, 01/01/2050	7,109,671
	Total Short Term Investments
	(Cost $7,109,671)	7,109,671
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 35.28%
	COMMERCIAL PAPER - 10.22%
$ 664,510	CCN Bluegrass,
	4.85%, 11/20/06 (c)	664,510
1,329,020	CCN Independence IV LLC,
	4.82%,10/16/06 (c)	1,329,020
1,461,922	CCN Orchard Park,
	4.76%, 10/06/06 (c)	1,461,922
996,765	Concord Minutemen Capital Co.,
	4.65%, 04/04/06 (c)	996,765
1,993,530	Concord Minutemen Capital Co.,
	4.75%, 04/18/06 (c)	1,993,530
1,063,216	Duke Funding,
	4.82%, 04/26/06 (c) (d)	1,058,908
1,329,020	Duke Funding,
	4.64%, 06/06/06 (c)	1,329,020
2,658,040	Fenway Funding LLC,
	4.82%, 04/07/06 (c) (d)	2,654,435
2,658,040	Laguna Corp.,
	4.83%, 04/18/06 (c) (d)	2,649,046
1,528,373	Lakeside Funding LLC,
	4.70%, 04/10/06 (c)	1,528,373
664,510	Morgan Stanley, 4.96%, 04/11/06	664,510
2,658,040	Thornburg Mortgage Capital LLC,
	4.71%, 04/10/06 (c) (d)	2,647,166
	Total Commercial Paper
	(Cost $18,977,205)	18,977,205

Principal		Market
Amount		Value
	CORPORATE BONDS AND NOTES - 1.83%
$ 664,510	Bayerische Landesbank,
	4.83%, 12/24/15	$664,510
1,329,020	Liquid Funding Ltd.,
	4.73%, 05/15/06 (c) (d)	1,328,885
797,412	Metlife Global,
	4.89%, 04/28/08	797,412
598,059	Northlake, 4.91%, 03/06/33 (c)	598,059
	Total Corporate Bonds and Notes
	(Cost $3,388,866)	3,388,866
	CORPORATE PAYDOWN
	SECURITIES - 1.32%
664,510	Duke Funding,
	4.62%, 04/08/06 (c)	664,510
1,789,824	Leafs LLC, 4.78%, 04/20/06 (c)	1,789,824
	Total Corporate Paydown
	Securities (Cost $2,454,334)	2,454,334
Number of
Shares
	MUTUAL FUND - 0.00%
17	AIM Short Term
	Liquid Asset Fund	17
	Total Mutual Fund
	(Cost $17)	17
Principal
Amount
	REPURCHASE AGREEMENTS - 21.91%
$ 9,967,649	Goldman Sachs Repurchase
	Agreement, 4.94%, 04/03/06,
	repurchase price $9,971,752,
	maturing 04/03/06 (Collateralized
	by non-U.S. Government Debt
	Securities, value $10,788,349,
	0.00% to 11.13%, 04/01/08 to
	07/15/32)	9,967,649
5,980,589	Merrill Lynch Repurchase
	Agreement, 4.93%, 04/03/06,
	repurchase price $5,983,046,
	maturing 04/03/06 (Collateralized
	by non-U.S. Government Debt
	Securities, value $6,297,903,
	0.00% to 12.00%, 07/15/06 to
	10/01/45)	5,980,589

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$ 5,714,785	Morgan Stanley Repurchase
	Agreement, 4.91%, 04/03/06,
	repurchase price $5,717,123,
	maturing 04/03/06 (Collateralized
	by Fannie Mae Mortgage
	Obligations, value $5,887,989,
	0.00% to 6.75%, 9/25/07 to
	10/25/35)	$ 5,714,785
19,004,984	Morgan Stanley Repurchase
	Agreement, 4.91%, 04/03/06,
	repurchase price $19,012,760,
	maturing 04/03/06 (Collateralized
	by Ginnie Mae Mortgage
	Obligations, value $19,548,755,
	0.97% to 6.50%, 5/20/14 to
	1/20/35)	19,004,984
	Total Repurchase Agreements
	(Cost $40,668,007)	40,668,007
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $65,488,429)	65,488,429
	Total Investments - 133.33%
	(Cost $221,442,721)	247,455,503
	Liabilities in Excess of
	Other Assets - (33.33)%	(61,865,823)
	TOTAL NET
	ASSETS - 100.00%	$185,589,680

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according the the Fund’s liquidity guidelines. The market value of these securities total $22,693,973, 12.2% of total net assets.

(d)	Variable Rate Security. The rate shown is the rate in effect on March 31, 2006.

See notes to financial statements.

AssetMark International Equity Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of April 2002, the MSCI EAFE® Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index is unmanaged and cannot be invested in directly. The Index does not reflect any deduction for fees, expenses or taxes.

LIPPER INTERNATIONAL FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest “international” mutual funds, as categorized by Lipper Inc. These funds invest assets in securities with primary trading markets outside of the United States.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31, 2006)
	One Year	Three Year	Since Inception (6/29/01)
AssetMark International Equity Fund	28.66%	30.83%	9.80%
Morgan Stanley Capital International EAFE Index	24.94%	31.66%	10.79%
Lipper International Funds Index	27.15%	30.99%	10.81%

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS - 97.43%
	Australia - 1.36%
212,814	CSL Ltd.	$8,347,316
	Austria - 3.33%
115,634	Boehler-Uddeholm
	AG - ADR (b)	7,921,727
205,300	Erste Bank der Oesterreichischen
	Sparkassen AG - ADR	6,044,668
104,300	Wiener Staedtische
	Allgemeine Versicher AG (a)	6,439,017
		20,405,412
	Belgium - 1.34%
229,440	Fortis - ADR	8,185,364
	Brazil - 1.10%
78,000	Petroleo Brasileiro SA - ADR (b)	6,760,260
	Canada - 3.40%
248,500	Addax Petroleum Corporation (a)	5,957,957
150,800	Cameco Corp. (b)	5,428,800
71,200	Canadian National Railway Co.	3,223,936
131,500	Petro-Canada Co.	6,235,792
		20,846,485
	Cayman Islands - 0.58%
1,187,000	Kingboard Chemical	3,579,197
	Denmark - 0.80%
353,440	GN Store Nord	4,871,856
	France - 10.33%
102,000	AXA	3,567,686
364,400	AXA - ADR (b)	12,739,424
186,300	BNP Paribas - ADR (b)	8,640,445
59,700	CNP Assurances	6,021,986
52,398	Dassault Systemes SA - ADR (b)	3,000,309
54,700	PPR SA	6,595,764
193,400	Sanofi-Aventis - ADR (b)	9,176,830
53,550	Total SA - ADR (b)	7,054,142
6,700	Vallourec SA	6,453,451
		63,250,037
	Germany - 9.59%
22,184	Adidas-Salomon AG	4,385,906
217,900	Commerzbank AG	8,656,085
27,400	Continental AG	3,019,825
37,200	Deutsche Bank AG (b)	4,249,728
77,000	Hypo Real Estate Holding AG	5,288,411

Number of		Market
Shares		Value
	Germany (Continued)
151,600	IVG Immobilien AG	$4,561,713
155,000	Patrizia Immobilien AG (a)	4,386,013
35,000	RWE AG	3,042,197
63,490	RWE AG - ADR	5,524,278
167,380	Siemens AG - ADR (b)	15,594,794
		58,708,950
	Greece - 1.68%
121,000	National Bank of Greece SA	5,689,785
120,800	OPAP SA	4,618,377
		10,308,162
	Hong Kong - 1.96%
5,284,000	Shun Tak Holdings Limited	7,541,239
496,800	Techtronic Industries
	Company, Ltd. - ADR (b)	4,465,536
		12,006,775
	Ireland - 0.66%
245,400	Anglo Irish Bank
	Corporation Plc (a)	4,040,172
	Israel - 0.41%
60,500	Teva Pharmaceutical
	Industries, Ltd. ADR - ADR	2,491,390
	Italy - 3.93%
1,100,000	Banca Intesa SpA	6,555,939
85,000	ENI SpA - ADR (b)	4,843,300
1,752,200	Unicredito Italiano SpA	12,637,318
		24,036,557
	Japan - 25.77%
54,500	Advantest Corp.	6,474,640
63,800	THE BANK OF
	FUKUOKA, LTD. - ADR	5,369,389
221,860	Canon, Inc. - ADR	14,653,853
52,000	Fanuc Ltd.	4,998,151
364,400	Fuji Fire & Marine	1,507,276
18,843	Hogy Medical Co.	1,005,598
335,000	Komatsu Ltd.	6,389,311
287,000	Kyowa Hakko Kogyo Co. Ltd.	2,101,467
330	Mitsubishi Tokyo
	Financial Group, Inc.	5,018,530
792,310	Mitsubishi Tokyo
	Financial Group, Inc. - ADR	12,051,035
260,000	Nidec Corp. - ADR (b)	5,317,000

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
51,800	Nintendo Co. Ltd.	$7,735,297
776,400	Nissan Motor Co., Ltd.	9,222,173
196,200	Nomura Holdings, Inc.	4,346,403
220,800	Nomura Holdings,
	Inc. - ADR (b)	4,895,136
362,000	Nsk Ltd .	3,137,872
437,900	NTT DoCoMo, Inc. - ADR (b)	6,467,783
64,700	ORIX Corp. - ADR	10,047,910
360	Osaka Securities
	Exchange Co., Ltd.	4,472,882
8,500	SBI Holdings, Inc.	4,812,007
341,300	Shinsei Bank Ltd - ADR	4,767,040
225,000	THE SHIZUOKA
	BANK, LTD. (a)	2,271,028
44,800	Shizuoka Bk Ltd - ADR (b)	4,510,755
25,400	SMC Corp.	3,959,020
440,100	Taiyo Nippon Sanso	3,252,469
126,678	Toyota Motor Corp. - ADR (b)	13,795,234
327,400	Urban Corporation	5,221,320
		157,800,579
	Luxembourg - 0.79%
122,600	Arcelor	4,823,525
	Mexico - 0.93%
87,500	Cemex S.A. de C.V. - ADR (b)	5,712,000
	Netherlands - 1.41%
276,800	ASML Holding NV (a)	5,633,863
76,800	ING Groep NV	3,024,659
		8,658,522
	New Zealand - 0.97%
1,079,240	Fletcher Building	5,913,119
	Republic of Korea (South) - 1.48%
267,800	Daegu Bank	4,995,594
13,300	Nhn Corp. (a)	4,089,165
		9,084,759
	Russia - 0.60%
48,600	Surgutneftegaz - ADR	3,657,150
	Russian Federation - 0.64%
46,900	LUKOIL - ADR (b)	3,902,080
	Singapore - 1.44%
1,029,000	Keppel Corp. Ltd.	8,787,492

Number of		Market
Shares		Value
	Spain - 1.41%
413,600	Banco Bilbao Vizcaya
	Argentaria SA - ADR (b)	$8,623,560
	Sweden - 3.03%
140,660	Foreningssparbank	3,961,285
100,800	Sandvik AB - ADR (b)	5,955,889
528,400	SKF AB - ADR (a)(b)	8,610,384
		18,527,558
	Switzerland - 7.00%
450,000	ABB Ltd .	5,669,971
69,000	Credit Suisse Group	3,860,119
52,675	Julius Baer Holding Ltd. (a)	4,757,168
11,500	Nestle SA	3,405,280
119,200	Novartis AG	6,613,944
95,300	Novartis AG - ADR	5,283,432
59,390	Roche Holding AG (a)	8,826,153
59,600	Roche Holding Ltd. - ADR	4,426,045
		42,842,112
	Taiwan - 1.72%
229,200	Hon Hai Precision
	Industries Co., Ltd. - ADR	2,839,055
372,820	Taiwan Semiconductor
	Manufacturing Co.,
	Ltd. - ADR (b)	3,750,569
1,163,000	United Microelectronics
	Corp. - ADR (b)	3,965,830
		10,555,454
	United Kingdom - 9.77%
351,200	3i Group PLC (a)	5,726,996
496,400	Collins Stewert Tullett	6,251,333
317,900	GlaxoSmithKline Plc	8,310,911
552,959	Hilton Group Plc	3,732,709
271,200	Next Plc	7,750,832
13,610	Rio Tinto PLC - ADR	2,817,270
1,254,000	Sage Group Plc	5,982,280
332,387	Tesco PLC - ADR	5,707,750
247,200	Vedanta Resources	6,035,985
358,400	Vodafone Group PLC - ADR (b)	7,490,560
		59,806,626
	Total Common Stocks
	(Cost $477,781,130)	596,532,469

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Number of		Market
Shares		Value
	PREFERRED STOCKS - 0.57%
	Brazil - 0.57%
94,400	Empresa Brasileira de
	Aeronautica SA - ADR (b)	$3,478,640
	Total Preferred Stocks
	(Cost $3,690,076)	3,478,640
	SHORT TERM INVESTMENTS - 2.14%
	Money Market Funds - 2.14%
13,135,502	Federated Prime Obligations Fund
	4.600%, 01/01/2050	13,135,502
	Total Short Term Investments
	(Cost $13,135,502)	13,135,502
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL -18.75%
	COMMERCIAL PAPER - 5.43%
$ 1,164,681	CCN Bluegrass,
	4.85%, 11/20/06 (c)	1,164,681
2,329,363	CCN Independence IV LLC,
	4.82%,10/16/06 (c)	2,329,363
2,562,299	CCN Orchard Park,
	4.76%, 10/06/06 (c)	2,562,299
1,747,022	Concord Minutemen Capital Co.,
	4.65%, 04/04/06 (c)	1,747,022
3,494,044	Concord Minutemen Capital Co.,
	4.75%, 04/18/06 (c)	3,494,044
1,863,490	Duke Funding,
	4.82%, 04/26/06 (c) (d)	1,855,940
2,329,363	Duke Funding,
	4.64%, 06/06/06 (c)	2,329,363
4,658,725	Fenway Funding LLC,
	4.82%, 04/07/06 (c) (d)	4,652,407
4,658,725	Laguna Corp.,
	4.83%, 04/18/06 (c) (d)	4,642,963
2,678,767	Lakeside Funding LLC,
	4.70%, 04/10/06 (c)	2,678,767
1,164,681	Morgan Stanley,
	4.96%, 04/11/06	1,164,681

Principal		Market
Amount		Value
	COMMERCIAL PAPER (Continued)
$ 4,658,725	Thornburg Mortgage Capital LLC,
	4.71%, 04/10/06 (c) (d)	$4,639,667
	Total Commercial Paper
	(Cost $33,261,197)	33,261,197
	CORPORATE BONDS AND NOTES - 0.97%
1,164,681	Bayerische Landesbank,
	4.83%, 12/24/15	1,164,681
2,329,363	Liquid Funding Ltd.,
	4.73%, 05/15/06 (c) (d)	2,329,127
1,397,618	Metlife Global, 4.89%, 04/28/08	1,397,618
1,048,213	Northlake, 4.91%, 03/06/33 (c)	1,048,213
	Total Corporate Bonds and Notes
	(Cost $5,939,639)	5,939,639
	CORPORATE PAYDOWN
	SECURITIES - 0.71%
1,164,681	Duke Funding,
	4.62%, 04/08/06 (c)	1,164,681
3,137,010	Leafs LLC, 4.78%, 04/20/06 (c)	3,137,010
	Total Corporate Paydown
	Securities (Cost $4,301,691)	4,301,691
Number of
Shares
	MUTUAL FUND - 0.00%
30	AIM Short Term
	Liquid Asset Fund	30
	Total Mutual Fund
	(Cost $30)	30
Principal
Amount
	REPURCHASE AGREEMENTS - 11.64%
$17,470,220	Goldman Sachs Repurchase
	Agreement, 4.94%, 04/03/06,
	repurchase price $17,477,412,
	maturing 04/03/06 (Collateralized
	by non-U.S. Government Debt
	Securities, value $18,908,655,
	0.00% to 11.13%, 04/01/08 to
	07/15/32)	17,470,220

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$10,482,132	Merrill Lynch Repurchase
	Agreement, 4.93%, 04/03/06,
	repurchase price $10,486,438,
	maturing 04/03/06 (Collateralized
	by non-U.S. Government Debt
	Securities, value $11,038,285,
	0.00% to 12.00%, 07/15/06 to
	10/01/45)	$10,482,132
10,016,260	Morgan Stanley Repurchase
	Agreement, 4.91%, 04/03/06,
	repurchase price $10,020,358,
	maturing 04/03/06 (Collateralized
	by Fannie Mae Mortgage
	Obligations, value $10,319,833,
	0.00% to 6.75%, 9/25/07 to
	10/25/35)	10,016,260

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$33,309,886	Morgan Stanley Repurchase
	Agreement, 4.91%, 04/03/06,
	repurchase price $33,323,515,
	maturing 04/03/06 (Collateralized
	by Ginnie Mae Mortgage
	Obligations, value $34,262,950,
	0.97% to 6.50%, 5/20/14 to
	1/20/35)	$33,309,886
	Total Repurchase Agreements
	(Cost $71,278,498)	71,278,498
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $114,781,055)	114,781,055
	Total Investments - 118.89%
	(Cost $609,387,763)	727,927,666
	Liabilities in Excess of
	Other Assets - (18.89)%	(115,639,448)
	TOTAL NET
	ASSETS - 100.00%	$612,288,218

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid
	securities according the the Fund’s liquidity guidelines.	The
market value of these securities total $39,775,547, 6.5% of
total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on
March 31, 2006.

See notes to financial statements.

AssetMark Real Estate Securities Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

DOW JONES WILSHIRE REIT INDEX - The Dow Jones Wilshire REIT Index measures U.S. publicly traded Real Estate Investment Trusts. The Index is comprised of companies whose charters are the equity ownership and operation of commercial real estate and that derive a minimum of 75% of revenue from stated operations. The Index is composed of 93 common stocks, selected for their market capitalization, source of revenue, and liquidity. The Index is unmanaged and cannot be invested in directly. The Index does not reflect any deduction for fees, expenses or taxes.

LIPPER REAL ESTATE FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest “real estate” mutual funds, as categorized by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31, 2006)
	One Year	Three Year	Since Inception (6/29/01)
AssetMark Real Estate Securities Fund	41.40%	30.96%	20.70%
Wilshire REIT Index	42.24%	33.23%	21.64%
Lipper Real Estate Funds Index	34.29%	31.43%	20.35%

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS - 5.89%
	Apartments - 0.78%
3,200	Home Properties, Inc. (a)	$163,520
12,100	Post Properties, Inc. (a)	538,450
		701,970
	Diversified - 0.70%
34,700	Newkirk Realty Trust, Inc. (a)	627,723
	Health Care - 0.31%
13,000	Nationwide Health Properties, Inc.	279,500
	Hotels & Motels - 1.89%
34,500	Hilton Hotels Corp. (a)	878,370
12,000	Starwood Hotels &
	Resorts Worldwide, Inc.	812,760
		1,691,130
	Office Property - 1.48%
30,000	Brookfield Properties Co.	1,024,500
14,300	Cogdell Spencer, Inc.	304,876
		1,329,376
	Shopping Centers - 0.46%
21,600	Cedar Shopping Centers, Inc.	342,144
2,500	The Mills Corp.	70,000
		412,144
	Storage - 0.27%
14,000	Extra Space Storage, Inc.	240,660
	Total Common Stocks
	(Cost $4,386,082)	5,282,503
	REAL ESTATE
	INVESTMENT TRUSTS - 92.26%
	REAL ESTATE INVESTMENT TRUSTS,
	COMMON STOCKS - 88.48%
	Apartments - 20.42%
9,000	Apartment Investment &
	Management Co. (a)	422,100
68,107	Archstone-Smith Trust (a)	3,321,578
38,680	AvalonBay Communities, Inc. (a)	4,219,988
16,187	BRE Properties (a)	906,472
30,504	Camden Property Trust	2,197,813
93,622	Equity Residential (a)	4,380,573
9,194	Essex Property Trust, Inc. (a)	999,664
64,990	United Dominion
	Realty Trust, Inc. (a)	1,854,815
		18,303,003

Number of		Market
Shares		Value
	Diversified - 9.84%
7,525	American Financial Realty Trust	$87,666
4,313	Colonial Properties Trust (a)	216,211
10,395	Crescent Real Estate Equities Co.	219,023
17,058	Duke Realty Corp.	647,351
11,500	iStar Financial, Inc.	440,220
42,485	Liberty Property Trust (a)	2,003,592
8,500	PS Business Parks, Inc.	475,320
17,000	Spirit Finance Corporation	207,400
45,534	Vornado Realty Trust (a)	4,371,264
4,078	Washington Real Estate
	Investment Trust (a)	148,113
		8,816,160
	Health Care - 0.23%
5,500	Healthcare Realty Trust, Inc.	205,590
	Hotels - 2.10%
4,000	Hospitality Properties Trust (a)	174,680
69,000	Host Marriott Corp. (a)	1,476,600
10,000	Strategic Hotels & Resorts, Inc.	232,800
		1,884,080
	Office Property - 18.16%
6,066	Alexandria Real
	Estate Equities, Inc.	578,272
11,862	Arden Realty, Inc.	535,332
21,700	BioMed Realty Trust, Inc.	643,188
47,878	Boston Properties, Inc.	4,464,623
39,255	Brandywine Realty Trust (a)	1,246,739
9,500	CarrAmerica Realty Corp.	423,795
37,000	Corporate Office Properties Trust	1,692,380
62,511	Equity Office Properties Trust (a)	2,099,119
23,000	Highwoods Properties, Inc.	775,790
19,427	Kilroy Realty Corp. (a)	1,500,930
10,156	Mack-Cali Realty Corp. (a)	487,488
9,851	SL Green Realty Corp. (a)	999,877
32,000	Trizec Properties, Inc. (a)	823,360
		16,270,893
	Regional Malls - 15.43%
6,200	CBL & Associates Properties, Inc.	263,190
42,308	General Growth Properties, Inc. (a)	2,067,592
29,524	The Macerich Co. (a)	2,183,300
79,775	Simon Property Group, Inc. (a)	6,712,268
62,500	Taubman Centers, Inc.	2,604,375
		13,830,725

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Shopping Centers - 11.67%
29,175	Acadia Realty Trust	$687,071
38,056	Developers Diversified
	Realty Corp. (a)	2,083,566
22,764	Federal Realty Invs Trust	1,711,853
32,642	Kimco Realty Corp. (a)	1,326,571
15,000	Kite Realty Group Trust	239,250
33,026	Pan Pacific Retail
	Properties, Inc. (a)	2,341,543
24,309	Regency Centers Corp. (a)	1,633,322
10,705	Weingarten Realty Investors (a)	436,229
		10,459,405
	Storage - 2.17%
19,000	Public Storage, Inc. (a)	1,543,370
6,000	Shurgard Storage Centers, Inc.	399,780
		1,943,150
	Warehouse/Industrial - 8.46%
42,094	AMB Property Corp.	2,284,441
7,000	First Potomac Realty Trust	197,750
95,291	Prologis (a)	5,098,069
		7,580,260
	Total Real Estate Investment
	Trusts, Common Stocks
	(Cost $47,140,233)	79,293,266
	REAL ESTATE INVESTMENT TRUSTS,
	PREFERRED STOCKS - 3.78%
	Diversified - 0.53%
18,675	Lexington Corporate
	Properties Trust	474,345
	Office Property - 1.70%
33,750	Alexandria Real
	Estate Equities, Inc.	881,888
25,300	SL Green Realty Corp.	639,331
		1,521,219
	Real Estate - 1.55%
14,800	Taubman Centers, Inc.	379,176
42,500	Vornado Realty Trust	1,013,625
		1,392,801
	Total Real Estate Investment
	Trusts, Preferred Stocks
	(Cost $3,360,573)	3,388,365
	Total Real Estate Investment
	Trusts (Cost $51,224,090)	82,681,631

Number of		Market
Shares		Value
	SHORT TERM INVESTMENTS - 2.10%
	Money Market Funds - 2.10%
1,879,814	Federated Prime Obligations Fund
	4.600%, 01/01/2050	$1,879,814
	Total Short Term Investments
	(Cost $1,879,814)	1,879,814
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 39.82%
	COMMERCIAL PAPER - 11.54%
$ 362,066	CCN Bluegrass,
	4.85%, 11/20/06 (b)	362,066
724,131	CCN Independence IV LLC,
	4.82%,10/16/06 (b)	724,131
796,545	CCN Orchard Park,
	4.76%, 10/06/06 (b)	796,545
543,098	Concord Minutemen Capital Co.,
	4.65%, 04/04/06 (b)	543,098
1,086,196	Concord Minutemen Capital Co.,
	4.75%, 04/18/06 (b)	1,086,196
579,305	Duke Funding,
	4.82%, 04/26/06 (b) (c)	576,958
724,131	Duke Funding,
	4.64%, 06/06/06 (b)	724,131
1,448,263	Fenway Funding LLC,
	4.82%, 04/07/06 (b) (c)	1,446,299
1,448,263	Laguna Corp.,
	4.83%, 04/18/06 (b) (c)	1,443,363
832,751	Lakeside Funding LLC,
	4.70%, 04/10/06 (b)	832,751
362,066	Morgan Stanley, 4.96%, 04/11/06	362,066
1,448,263	Thornburg Mortgage Capital LLC,
	4.71%, 04/10/06 (b) (c)	1,442,338
	Total Commercial Paper
	(Cost $10,339,942)	10,339,942
	CORPORATE BONDS AND NOTES - 2.06%
362,066	Bayerische Landesbank,
	4.83%, 12/24/15	362,066
724,131	Liquid Funding Ltd.,
	4.73%, 05/15/06 (b) (c)	724,058
434,479	Metlife Global, 4.89%, 04/28/08	434,479
325,859	Northlake, 4.91%, 03/06/33 (b)	325,859
	Total Corporate Bonds and Notes
	(Cost $1,846,462)	1,846,462

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	CORPORATE PAYDOWN
	SECURITIES - 1.49%
$ 362,066	Duke Funding,
	4.62%, 04/08/06 (b)	$362,066
975,206	Leafs LLC, 4.78%, 04/20/06 (b)	975,206
	Total Corporate Paydown
	Securities (Cost $1,337,272)	1,337,272
Number of
Shares
	MUTUAL FUND - 0.00%
9	AIM Short Term
	Liquid Asset Fund	9
	Total Mutual Fund
	(Cost $9)	9
Principal
Amount
	REPURCHASE AGREEMENTS - 24.73%
$ 5,430,985	Goldman Sachs Repurchase
	Agreement, 4.94%, 04/03/06,
	repurchase price $5,433,221,
	maturing 04/03/06 (Collateralized
	by non-U.S. Government Debt
	Securities, value $5,878,153,
	0.00% to 11.13%, 04/01/08 to
	07/15/32)	5,430,985
3,258,591	Merrill Lynch Repurchase
	Agreement, 4.93%, 04/03/06,
	repurchase price $3,259,930,
	maturing 04/03/06 (Collateralized
	by non-U.S. Government Debt
	Securities, value $3,431,483,
	0.00% to 12.00%, 07/15/06 to
	10/01/45)	3,258,591
3,113,765	Morgan Stanley Repurchase
	Agreement, 4.91%, 04/03/06,
	repurchase price $3,115,039,
	maturing 04/03/06 (Collateralized
	by Fannie Mae Mortgage
	Obligations, value $3,208,137,
	0.00% to 6.75%, 9/25/07 to
	10/25/35)	3,113,765

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$10,355,079	Morgan Stanley Repurchase
	Agreement, 4.91%, 04/03/06,
	repurchase price $10,359,316,
	maturing 04/03/06 (Collateralized
	by Ginnie Mae Mortgage
	Obligations, value $10,651,359,
	0.97% to 6.50%, 5/20/14 to
	1/20/35)	$10,355,079
	Total Repurchase Agreements
	(Cost $22,158,420)	22,158,420
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $35,682,105)	35,682,105
	Total Investments - 140.07%
	(Cost $92,448,807)	125,526,053
	Liabilities in Excess of
	Other Assets - (40.07)%	(35,910,007)
	TOTAL NET
	ASSETS - 100.00%	$89,616,046

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan.
(b)	Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid
	securities according the the Fund’s liquidity guidelines.	The
market value of these securities total $12,365,065, 13.8% of total net assets.
(c)	Variable Rate Security. The rate shown is the rate in effect on
March 31, 2006.

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 30, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

LEHMAN BROTHERS MUNICIPAL 3-10 YEAR BLENDED INDEX - The Lehman Brothers Municipal 3-10 Year Bond Index is a broad based index which contains all securities in the Lehman Brothers Municipal Bond Index with maturities from 3-10 years. The Index does not reflect any deduction for fees, expenses or taxes. Fund management has determined that the Lehman Brothers Municipal 3-10 Year Bond Index is the most appropriate index to use for evaluating the performance of the Fund, since the duration of the bonds in the index is closest to the anticipated duration of the bonds in the Fund’s portfolio. Therefore, the Fund intends to discontinue using the Lehman Brothers Municipal Bond Index in future years.

LEHMAN BROTHERS MUNICIPAL BOND INDEX - An unmanaged index which measures the performance of investment-grade, tax-exempt and fixed-rate bonds with long-term maturities (greater than two years) selected from issues larger than $50 million.

LIPPER INTERMEDIATE MUNICIPAL BOND FUND INDEX - The Lipper Intermediate Municipal Bond Fund Index is an index of portfolios that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. As of October 2005, the Lipper Intermediate Municipal Bond Fund Index has been added as an additional measure of market performance for the Tax-Exempt Fixed Income Fund.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31, 2006)
	One Year	Three Year	Since Inception (6/29/01)
AssetMark Tax-Exempt Fixed Income Fund	1.56%	1.67%	3.49%
Lehman Brothers Municipal 3-10 Year Blended Index	2.45%	2.72%	4.71%
Lehman Brothers Municipal Bond Index	3.81%	4.10%	5.31%
Lipper Intermediate Municipal Bond Funds Index	2.87%	2.77%	4.06%

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2006

Principal		Market
Amount		Value
	MUNICIPAL BONDS - 95.65%
	Alabama - 0.74%
$ 125,000	Alabama Public School & College
	Authority, Series A, Revenue
	Bond, 5.000%, 02/01/2012	$130,594
195,000	Birmingham, Series A, Refunding,
	GO, 5.000%, 04/01/2008	199,968
1,200,000	Jefferson County Sewer,
	Refunded, Revenue Bond,
	5.000%, 02/01/2033	1,254,504
		1,585,066
	Alaska - 0.86%
1,730,000	Alaska Municipal Bond Bank
	Authority, Series B, Revenue
	Bond, MBIA Insured,
	5.000%, 05/01/2012	1,836,758
	Arizona - 7.16%
2,710,000	Arizona School Facilities Board,
	Refunding, Revenue Bond,
	5.000%, 07/01/2013	2,899,808
900,000	Arizona School Facilities Board,
	Revenue Bond,
	5.000%, 07/01/2006	903,168
1,000,000	Arizona State Transportation
	Board, Series A, Revenue Bond,
	5.000%, 07/01/2011	1,061,830
1,055,000	Arizona State Transportation
	Board, Series B, Revenue Bond,
	5.000%, 07/01/2013	1,128,892
135,000	Maricopa County Elementary
	School District No 3 Tempe
	Elementary, Refunding,
	GO, FSA Insured,
	5.000%, 07/01/2012	143,762
995,000	Maricopa County Individual
	Development Authority Senior
	Living Facilities, Refunding,
	Revenue Bond,
	3.650%, 09/15/2035	985,219
3,000,000	Mesa Industrial Development
	Authority, Revenue Bond,
	5.750%, 01/01/2025	3,231,240
1,100,000	Mesa Street & Highway,
	Refunding, Revenue Bond, FGIC
	Insured, 5.000%, 07/01/2018	1,187,846

Principal		Market
Amount		Value
	Arizona (Continued)
$ 300,000	Navajo County Unified School
	District No 32 Blue Ridge,
	Refunding, GO, FSA Insured,
	5.000%, 07/01/2014	$321,081
500,000	Phoenix Civic Improvement Corp.
	Water Systems, Revenue Bond,
	MBIA Insured,
	5.600%, 07/01/2017	502,610
	Pinal County Individual
	Development Authority
	Correctional Facilities, Revenue
	Bond, ACA Insured,
750,000	5.250%, 10/01/2014	793,658
1,000,000	5.250%, 10/01/2015	1,058,990
1,000,000	Scottsdale Water & Sewer,
	Series E, Revenue Bond,
	5.250%, 07/01/2012	1,045,020
		15,263,124
	California - 4.15%
5,100,000	California Statewide Communities
	Development Authority, Series C,
	Revenue Bond,
	3.850%, 11/01/2029	5,001,111
100,000	Fallbrook Union High School
	District, Refunding, GO, FGIC
	Insured, 5.375%, 09/01/2014	110,481
2,970,000	Golden West Schools Funding
	Authority, Refunding, GO,
	AMBAC Insured,
	5.500%, 08/01/2019	3,367,208
350,000	Los Angeles County Metropolitan
	Transportation Authority, Series
	A, Refunding, Revenue Bond,
	5.000%, 07/01/2014	375,886
		8,854,686
	Colorado - 1.05%
2,065,000	Colorado Department of
	Transportation, Revenue Bond,
	5.375%, 06/15/2013	2,247,319
	Connecticut - 0.21%
425,000	Connecticut, Series B, GO,
	5.250%, 06/15/2009	445,175

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	District of Columbia - 2.78%
	District of Columbia Housing
	Finance Authority, Revenue
	Bond, FSA Insured,
$ 1,335,000	3.500%, 07/01/2011	$1,319,834
2,000,000	3.600%, 07/01/2012	1,981,180
1,000,000	District of Columbia, Series B,
	Refunding, GO,
	5.000%, 06/01/2010	1,046,460
200,000	District of Columbia, Series B,
	Unrefunded, GO,
	5.500%, 06/01/2009	210,496
100,000	District of Columbia, Series B-1,
	Refunding, GO,
	5.500%, 06/01/2007	102,138
200,000	District of Columbia, Series B-2,
	Refunding, GO,
	5.500%, 06/01/2008	207,466
1,000,000	District of Columbia, Series C,
	Refunding, GO, XLCA Insured,
	5.250%, 06/01/2012	1,065,870
		5,933,444
	Florida - 1.76%
100,000	Dade County Water & Sewer
	System, Revenue Bond,
	6.250%, 10/01/2007	103,837
1,375,000	Highlands County Health Facilities
	Authority, Revenue Bond,
	5.000%, 11/15/2029	1,419,852
100,000	Mary Esther Water & Sewer,
	Refunding, Revenue Bond, MBIA
	Insured, 4.950%, 01/01/2007	101,007
1,000,000	Pasco County Optional Gas Tax,
	Refunding, Revenue Bond, FGIC
	Insured, 5.250%, 08/01/2011	1,068,230
1,000,000	Tampa Water & Sewer, Series B,
	Revenue Bond,
	5.000%, 07/01/2010	1,050,910
		3,743,836
	Georgia - 0.75%
500,000	Atlanta Water & Wastewater,
	Series A, Prerefunded, Revenue
	Bond, 5.000%, 11/01/2038	524,210

Principal		Market
Amount		Value
	Georgia (Continued)
$ 1,000,000	Fulton County School District,
	Refunding, GO,
	5.250%, 01/01/2014	$1,083,120
		1,607,330
	Hawaii - 0.05%
100,000	Honolulu City & County,
	Series A, Prerefunded, GO,
	6.000%, 01/01/2009	106,119
	Illinois - 7.28%
1,075,000	Chicago Board of Education,
	GO, MBIA Insured,
	5.000%, 12/01/2011	1,138,920
100,000	Chicago Metropolitan Water
	Reclamation District Greater
	Chicago, GO,
	5.500%, 12/01/2012	108,401
100,000	Chicago Metropolitan Water
	Reclamation District Greater
	Chicago, Refunding, GO,
	6.050%, 12/01/2009	107,960
75,000	Chicago Park District, Revenue
	Bond, ACA Insured,
	6.250%, 01/01/2016	81,561
3,150,000	Chicago Sales Tax, Refunding,
	Revenue Bond,
	5.000%, 01/01/2011	3,313,737
500,000	Chicago School Finance
	Authority, Series A, Refunding,
	GO, FGIC Insured,
	5.200%, 06/01/2006	501,260
	Chicago Wastewater Transmission,
	Refunding, Revenue Bond, FGIC
	Insured,
625,000	5.500%, 01/01/2010	662,788
100,000	5.375%, 01/01/2013	108,291
305,000	Chicago, Refunding, GO, FSA
	Insured, 5.500%, 01/01/2015	336,311
100,000	Du Page & Cook Counties
	Community Unit School District
	No 205, GO, FGIC Insured,
	4.375%, 01/01/2009	101,712
3,000,000	Du Page County Transportation,
	Refunding, Revenue Bond, FSA
	Insured, 5.000%, 01/01/2020	3,149,190

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Illinois (Continued)
	Illinois State Sales Tax,
	Revenue Bond,
$ 100,000	5.375%, 06/15/2007	$102,063
1,000,000	5.000%, 06/15/2011	1,056,510
1,155,000	5.500%, 06/15/2011	1,247,261
220,000	Illinois State Sales Tax, Series 1,
	Revenue Bond,
	5.500%, 06/15/2009	231,680
	Illinois, Series 1, GO,
775,000	5.500%, 08/01/2010	827,971
100,000	5.250%, 08/01/2012	107,071
1,000,000	5.375%, 07/01/2013	1,083,800
500,000	Regional Transportation Authority,
	Series B, Revenue Bond, FGIC
	Insured, 5.375%, 06/01/2014	541,645
700,000	Winnebago & Boone Counties
	School District, Warrants,
	4.180%, 10/02/2006	700,882
		15,509,014
	Indiana - 1.59%
2,225,000	Indiana Bond Bank, Series C,
	Revenue Bond,
	5.000%, 02/01/2012	2,354,829
500,000	Purdue University, Revenue Bond,
	5.250%, 07/01/2008	516,260
200,000	Purdue University, Series O,
	Revenue Bond,
	4.250%, 07/01/2008	202,248
300,000	Sunman Dearborn Intermediate
	School Building Corp.,
	Revenue Bond, FGIC Insured,
	5.375%, 07/15/2012	322,515
		3,395,852
	Iowa - 0.82%
1,250,000	Coralville, Series L-1, Notes,
	4.125%, 06/01/2007	1,255,862
480,000	Polk County, Series C, GO,
	4.000%, 06/01/2012	482,650
		1,738,512

Principal		Market
Amount		Value
	Louisiana - 1.05%
	Louisiana Gas & Fuels Tax, Series
	A, Revenue Bond, FGIC Insured,
$ 1,120,000	5.000%, 05/01/2015	$1,192,195
1,000,000	5.000%, 05/01/2021	1,045,210
		2,237,405
	Maryland - 0.71%
	Maryland Department of
	Transportation County T
	Construction, Revenue Bond,
1,160,000	5.500%, 02/01/2017	1,311,565
	Maryland, GO,
175,000	5.500%, 03/01/2013	192,579
		1,504,144
	Massachusetts - 7.54%
500,000	Massachusetts Bay Transportation
	Authority, Refunding, Revenue
	Bond, FGIC Insured,
	5.500%, 03/01/2009	525,265
3,000,000	Massachusetts Bay Transportation
	Authority, Series A, Prerefunded,
	Revenue Bond,
	5.250%, 07/01/2030	3,179,490
900,000	Massachusetts Bay Transportation
	Authority, Series A, Revenue
	Bond, 5.250%, 07/01/2015	979,560
	Massachusetts Bay Transportation
	Authority, Series C, Revenue Bond,
95,000	5.500%, 03/01/2012	103,363
1,000,000	5.250%, 07/01/2016	1,095,310
1,000,000	Massachusetts Bay Transportation
	Authority, Unrefunded, Revenue
	Bond, GO Insured,
	7.000%, 03/01/2007	1,030,340
4,000,000	Massachusetts School Building
	Authority Dedicated Sales Tax,
	Series A, Revenue Bond,
	5.000%, 08/15/2009	4,170,480
120,000	Massachusetts State Water
	Resources Authority, Series B,
	Revenue Bond,
	6.250%, 12/01/2011	135,024

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Massachusetts (Continued)
$ 1,760,000	Massachusetts Water Pollution
	Abatement Trust, Series 4,
	Prerefunded, Revenue Bond,
	5.125%, 08/01/2013	$1,836,595
1,500,000	Massachusetts, GO,
	5.500%, 11/01/2016	1,674,555
1,255,000	Route 3 North Transportation
	Import Association, Revenue
	Bond, MBIA Insured,
	5.375%, 06/15/2029	1,335,408
		16,065,390
	Michigan - 2.74%
295,000	Detroit Sewer Disposal, Revenue
	Bond, 7.100%, 12/15/2009	314,606
150,000	Dundee Community School
	District, GO, Q-SBLF Insured,
	5.375%, 05/01/2010	159,063
600,000	Kalamazoo Public Library,
	GO, MBIA Insured,
	5.400%, 05/01/2014	660,048
800,000	Lansing School District,
	Refunding, GO, Q-SBLF Insured,
	5.000%, 05/01/2017	842,848
1,000,000	Michigan State Comprehensive
	Transportation, Series B, Revenue
	Bond, 5.250%, 05/15/2013	1,074,990
1,000,000	Michigan State Environmental
	Protection Program, GO,
	5.000%, 11/01/2013	1,053,770
1,645,000	Michigan State Hospital Finance
	Authority, Revenue Bond,
	7.125%, 05/01/2009	1,727,793
		5,833,118
	Minnesota - 0.34%
400,000	Osseo Independent School District
	No 279, Series A, GO, FSA
	Insured, 5.000%, 02/01/2013	423,552
295,000	Prior Lake Independent School
	District No 719, Series A, GO,
	FGIC Insured,
	4.750%, 02/01/2010	306,357
		729,909

Principal		Market
Amount		Value
	Mississippi - 0.91%
$ 1,900,000	Mississippi, GO,
	4.900%, 11/15/2007	$1,936,765
	Missouri - 0.46%
300,000	Kansas City Municipal Assistance
	Corp., Series A, Revenue Bond,
	AMBAC Insured,
	5.000%, 03/01/2012	318,180
615,000	Springfield Public Utilities,
	Series A, CP,
	5.000%, 12/01/2016	662,293
		980,473
	Nebraska - 0.05%
100,000	Omaha Special Obligations,
	Riverfront Redevelopment Project,
	Series A, Revenue Bond,
	5.375%, 02/01/2013	108,355
	Nevada - 0.06%
135,000	Clark County School District, GO,
	6.000%, 06/15/2007	137,017
	New Jersey - 4.63%
970,000	Lenape Regional High School
	District, Refunding, GO, FGIC
	Insured, 5.000%, 04/01/2012	1,032,895
1,050,000	New Jersey Health Care Facilities,
	Revenue Bond,
	5.000%, 09/15/2013	1,117,000
515,000	New Jersey State Turnpike
	Authority, Revenue Bond, MBIA
	Insured, 6.750%, 01/01/2009	524,636
3,255,000	New Jersey, Refunding, Series N,
3,270,000	GO, 5.500%, 07/15/2013	3,575,520
	New Jersey, Series L, Refunding,
	GO, 5.250%, 07/15/2019	3,623,552
		9,873,603
	New Mexico - 2.35%
1,450,000	New Mexico State Severance Tax,
	Revenue Bond,
	5.000%, 07/01/2009	1,474,302
2,350,000	New Mexico, Refunding, GO,
	5.000%, 09/01/2008	2,424,542
1,035,000	University of New Mexico,
	Refunding, Revenue Bond,
	5.250%, 06/01/2014	1,110,100
		5,008,944

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	New York - 10.44%
$ 100,000	Metropolitan Transportation
	Authority, Series A, Revenue
	Bond, 5.250%, 04/01/2009	$102,633
375,000	Metropolitan Transportation
	Authority, Series B, Revenue
	Bond, 5.250%, 07/01/2007	382,320
1,765,000	Metropolitan Transportation
	Authority, Series F, Revenue
	Bond, 5.000%, 11/15/2014	1,879,195
900,000	Municipal Assistance Corporation
	For New York City, Series I,
	Revenue Bond, GO Insured,
	6.250%, 07/01/2006	906,066
350,000	Nassau County Interim Finance
	Authority, Series B, Revenue
	Bond, 5.000%, 11/15/2007	357,865
500,000	New York City Transit Authority,
	Series A, CP, AMBAC Insured,
	5.625%, 01/01/2012	537,285
1,000,000	New York City Transitional
	Finance Authority, Series A,
	Refunding, Revenue Bond,
	5.500%, 11/01/2026	1,078,370
2,300,000	New York State Dormitory
	Authority, Series A, Revenue
	Bond, FGIC Insured,
	5.250%, 05/15/2016	2,521,030
4,850,000	New York State Dormitory
	Authority, Series B, Revenue
	Bond, 5.250%, 11/15/2023	5,167,481
2,130,000	New York State Dormitory
	Authority, Series E, Revenue
	Bond, FGIC Insured,
	4.500%, 02/15/2013	2,212,687
2,830,000	New York State Environmental
	Facilities, Series A, Revenue
	Bond, 5.000%, 12/15/2014	3,033,788
40,000	New York State Thruway
	Authority, Series E, Prerefunded,
	Revenue Bond, GO Insured,
	5.250%, 01/01/2010	41,497

Principal		Market
Amount		Value
	New York (Continued)
$ 260,000	New York State Thruway
	Authority, Series E, Unrefunded,
	Revenue Bond, GO Insured,
	5.250%, 01/01/2010	$269,329
525,000	New York, Series C, Refunding,
	GO, 4.000%, 04/15/2006	525,359
100,000	New York, Series F, GO, FSA
	Insured, 5.250%, 08/01/2011	106,872
1,300,000	Orange County, Series A,
	Refunding, GO,
	5.000%, 07/15/2013	1,390,623
500,000	Port Authority, Series 116,
	Revenue, 5.000%, 10/01/2010	505,390
500,000	Sales Tax Asset Receivable Corp.,
	Series A, Revenue Bond,
	5.000%, 10/15/2017	534,705
650,000	Triborough Bridge & Tunnel
	Authority, Series B, Refunding,
	Revenue Bond, GO Insured,
	5.250%, 11/15/2015	711,022
		22,263,517
	North Carolina - 0.64%
500,000	North Carolina Municipal Power
	Agency No 1 Catawba Electric,
	Revenue Bond, MBIA Insured,
	5.250%, 01/01/2009	521,305
100,000	North Carolina Public School
	Building, GO,
	4.600%, 04/01/2008	101,980
725,000	Raleigh Comb Enterprise System,
	Revenue Bond,
	4.000%, 03/01/2008	730,807
		1,354,092
	Ohio - 0.96%
100,000	Bowling Green State University,
	Revenue Bond, FGIC Insured,
	5.000%, 06/01/2008	102,707
305,000	Cleveland Waterworks, Series J,
	Refunding, Revenue Bond, FSA
	Insured, 5.000%, 01/01/2008	312,067

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$ 625,000	Ohio State Higher Educational
	Facility Commission, Revenue
	Bond, 5.250%, 10/01/2014	$677,487
935,000	Ohio State Water Development
	Authority Water Pollution Control,
	Refunding, Revenue Bond,
	4.000%, 12/01/2010	947,660
		2,039,921
	Oregon - 1.66%
1,560,000	Multnomah County, Refunding,
	GO, AMBAC Insured,
	5.000%, 08/01/2011	1,655,534
1,255,000	Oregon State Department of
	Administrative Services, Revenue
	Bond, 5.000%, 09/01/2012	1,338,395
245,000	Portland Community College
	District, Series B, GO,
	5.125%, 06/01/2013	260,411
250,000	Washington County School
	District No 015, Refunding,
	GO, FSA Insured,
	5.500%, 06/15/2019	282,650
		3,536,990
	Pennsylvania - 0.13%
245,000	Scranton, Series C, GO,
	6.700%, 09/01/2018	279,800
	Puerto Rico - 0.81%
1,595,000	Puerto Rico Electric Power
	Authority, Series JJ, Refunding,
	Revenue Bond, XLCA Insured,
	5.250%, 07/01/2012	1,717,703
	South Carolina - 1.23%
400,000	Grand Strand Water & Sewer
	Authority, Refunding, Revenue
	Bond, FSA Insured,
	5.375%, 06/01/2014	431,988
2,055,000	Greenville Waterworks,
	Refunding, Revenue Bond,
	5.000%, 02/01/2013	2,191,699
		2,623,687

Principal		Market
Amount		Value
	Tennessee - 1.69%
$ 250,000	Knoxville Water, Series P,
	Revenue Bond,
	5.000%, 03/01/2009	$258,868
	Memphis, GO,
300,000	5.500%, 11/01/2010	321,342
1,600,000	5.250%, 11/01/2015	1,712,736
1,205,000	Williamson County, GO,
	6.000%, 03/01/2010	1,305,786
		3,598,732
	Texas - 16.09%
1,035,000	Arlington, Refunding, Series A,
	GO, 5.500%, 08/15/2012	1,116,444
100,000	Austin, Refunding, GO,
	5.250%, 09/01/2007	102,224
820,000	Bexar County, Series A, GO, FSA
	Insured, 5.000%, 06/15/2010	859,393
700,000	College Station Independent
	School District, Refunding,
	GO, PSF-GTD Insured,
	5.000%, 02/15/2013	743,764
995,000	Dallas, Prerefunded, GO,
	5.000%, 02/15/2012	1,019,457
1,005,000	Dallas, Unrefunded, GO,
	5.000%, 02/15/2012	1,032,075
600,000	Denton Independent
	School District, GO,
	3.000%, 08/01/2030	587,988
515,000	Denton Utilities System, Series A,
	Revenue Bond, FSA Insured,
	5.250%, 12/01/2013	554,444
100,000	Flower Mound Waterworks &
	Sewer, Revenue Bond, AMBAC
	Insured, 5.375%, 09/01/2006	100,735
1,000,000	Fort Worth Water & Sewer,
	Refunding, Revenue Bond,
	5.250%, 02/15/2013	1,076,790
	Frisco, GO, FGIC Insured,
145,000	5.875%, 02/15/2010	156,297
165,000	5.000%, 02/15/2012	173,631
750,000	Harris County, Refunding, GO,
	5.250%, 10/01/2013	801,345
	Irving, Series A, Refunding, GO,
2,565,000	5.000%, 11/15/2011	2,716,463
2,445,000	5.000%, 11/15/2013	2,600,673

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Texas (Continued)
$ 1,100,000	Lake Travis Independent School
	District, GO, PSF-GTD Insured,
	0.000%, 02/15/2012	$867,130
935,000	Lower Colorado River Authority,
	Series B, Refunding, Revenue
	Bond, 6.000%, 05/15/2013	1,003,666
150,000	Mansfield, GO, FGIC Insured,
	5.500%, 02/15/2008	155,023
370,000	Marble Falls Independent School
	District, Series A, Refunding,
	GO, PSF-GTD Insured,
	5.000%, 08/15/2015	396,248
2,300,000	North Texas Thruway Authority
	Dallas North Thruway System,
	Series A, Refunded, Revenue
	Bond, 5.375%, 01/01/2016	2,363,779
695,000	Pasadena Independent School
	District, Prerefunded, GO,
	PSF-GTD Insured,
	5.000%, 02/15/2013	727,964
1,000,000	Plano Independent School
	District, GO, PSF-GTD Insured,
	4.700%, 02/15/2013	1,020,130
	Round Rock Independent School
	District, GO, PSF-GTD Insured,
200,000	4.750%, 08/01/2010	200,874
3,600,000	5.000%, 08/01/2018	3,783,708
80,000	San Antonio Electric & Gas,
	Prerefunded, Revenue Bond,
	5.500%, 02/01/2013	81,993
2,000,000	San Antonio Electric & Gas,
	Refunding, Revenue Bond,
	5.375%, 02/01/2015	2,188,620
1,000,000	San Antonio Electric & Gas,
	Series A, Refunding, Revenue
	Bond, 5.000%, 02/01/2008	1,024,070
70,000	San Antonio Electric & Gas,
	Unrefunded, Revenue Bond,
	5.500%, 02/01/2013	71,756
200,000	Socorro Independent School
	District, Refunding, GO,
	PSF-GTD Insured
	5.375%, 08/15/2013	214,138

Principal		Market
Amount		Value
	Texas (Continued)
$ 125,000	Spring Independent School
	District, GO, PSF-GTD Insured,
	5.875%, 08/15/2010	$135,589
1,035,000	Texas A&M University,
	Series B, Revenue Bond,
	5.375%, 05/15/2011	1,111,528
400,000	Texas Public Finance Authority,
	Refunding, GO,
	5.500%, 10/01/2009	422,960
500,000	Texas State Public Finance
	Authority Building, Series A,
	Revenue Bond,
	5.250%, 02/01/2016	521,515
100,000	Texas State University System,
	Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	105,676
300,000	Texas Water Financial Assistance,
	Series B, Refunding, GO,
	5.000%, 08/01/2014	319,512
1,000,000	United Independent School
	District, GO, PSF-GTD Insured,
	0.000%, 08/15/2010	835,260
100,000	University of Texas, Revenue Bond,
	5.250%, 08/15/2008	103,561
	University of Texas, Series B,
	Revenue Bond,
1,855,000	5.250%, 07/01/2008	1,918,144
1,000,000	5.250%, 08/15/2013	1,081,620
		34,296,187
	Utah - 1.96%
100,000	Jordan School District, GO,
	5.125%, 06/15/2008	103,228
2,630,000	Utah, Refunding, Series A, GO,
	5.000%, 07/01/2012	2,710,084
1,275,000	Utah, Series A, GO,
	5.000%, 07/01/2016	1,372,295
		4,185,607
	Virginia - 3.92%
3,000,000	Fairfax County, Refunding,
	GO, STAID Insured,
	5.000%, 10/01/2009	3,137,550
450,000	Fairfax County, Series A,
	Refunding, GO, STAID Insured,
	5.000%, 06/01/2007	457,609

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$ 1,000,000	Henry County Public Service
	Authority Water & Sewer,
	Refunding, Revenue Bond, FSA
	Insured, 5.500%, 11/15/2019	$1,139,270
325,000	Newport News, Series B,
	GO, STAID Insured,
	5.000%, 11/01/2014	344,952
100,000	Norfolk, Refunding, GO,
	5.000%, 01/01/2009	103,747
3,000,000	Virginia Commonwealth
	Transportation Board, Revenue
	Bond, 5.000%, 10/01/2011	3,182,940
		8,366,068
	Washington - 2.58%
2,000,000	Clark County School District,
	Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	2,165,500
45,000	King County, Prerefunded, GO,
	5.500%, 12/01/2010	48,413
55,000	King County, Unrefunded, GO,
	5.500%, 12/01/2010	59,025
100,000	Seattle, GO,
	5.000%, 08/01/2012	104,990
30,000	Seattle, Prerefunded, GO,
	5.000%, 07/01/2013	31,895
170,000	Seattle, Unrefunded, GO,
	5.000%, 07/01/2013	179,007
100,000	Snohomish County, GO,
	5.000%, 12/01/2006	100,940
800,000	Washington State Motor Vehicle
	Fuel Tax, Series C, GO, FGIC
	Insured, 0.000%, 06/01/2010	679,152
2,125,000	Washington, Refunding, GO,
	4.000%, 01/01/2008	2,138,047
		5,506,969
	West Virginia - 0.14%
300,000	West Virginia Economic
	Development Authority, Revenue
	Bond, 4.000%, 06/01/2007	301,302
	Wisconsin - 3.36%
50,000	Douglas County, Prerefunded,
	GO, FGIC Insured,
	5.500%, 02/01/2014	54,372

Principal		Market
Amount		Value
	Wisconsin (Continued)
$ 25,000	Douglas County, Unrefunded,
	GO, FGIC Insured,
	5.500%, 02/01/2014	$27,064
1,445,000	Middleton Cross Plains Area
	School District, Refunding,
	GO, FSA Insured,
	5.000%, 04/01/2020	1,535,443
	Wisconsin, Series A, GO,
150,000	5.000%, 05/01/2008	153,942
5,000,000	5.000%, 05/01/2011	5,283,750
100,000	Wisconsin, Series C, GO,
	5.500%, 05/01/2009	105,090
		7,159,661
	Total Municipal Bonds
	(Cost $206,021,572)	203,911,594
	SHORT TERM INVESTMENTS - 3.46%
	General Obligation Bonds - 0.85%
1,000,000	New York, GO,
	3.180%, 08/01/2021	1,000,000
800,000	New York, Series H,
	GO, MBIA Insured,
	3.180%, 08/01/2014	800,000
		1,800,000
	Revenue Bonds - 2.59%
80,000	Alachua County Health Facilities
	Authority, Revenue Bond,
	3.180%, 10/01/2032	80,000
250,000	Arden Hills Housing & Health Care
	Facilities, Refunding, Revenue
	Bond, 3.230%, 09/01/2029	250,000
100,000	Denver City & County Multi-Family
	Housing, Revenue Bond,
	3.180%, 12/01/2029	100,000
200,000	Indiana Health Facility Financing
	Authority, Revenue Bond,
	3.230%, 12/01/2029	200,000
100,000	Iowa Higher Education Loan
	Authority, Revenue Bond,
	3.180%, 11/01/2030	100,000
190,000	Kansas State Development Finance
	Authority, Revenue Bond,
	3.180%, 11/15/2028	190,000

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	SHORT TERM INVESTMENTS (Continued)
	Revenue Bonds (Continued)
$ 100,000	Minnesota Higher Education
	Facilities Authority, Series 5-H,
	Revenue Bond, HTSB Insured,
	3.180%, 10/01/2030	$100,000
500,000	Minnesota Higher Educational
	Facilities Authority, Revenue
	Bond, HTSB Insured,
	3.180%, 10/01/2032	500,000
700,000	Missouri Development Financial
	Board of Cultural Facilities,
	Series A, Revenue Bond, JPM
	Insured, 3.160%, 12/01/2033	700,000
400,000	Missouri Health & Educational
	Facilities Authority, Series A,
	Revenue Bond,
	3.180%, 06/01/2026	400,000
500,000	Nebraska Educational Finance
	Authority, Revenue Bond,
	3.180%, 03/01/2033	500,000
100,000	New York City Municipal Water
	Finance Authority, Series C-1,
	Revenue Bond,
	3.180%, 06/15/2018	100,000
400,000	New York City Municipal Water
	Finance Authority Water & Sewer
	System, Series F-1, Revenue
	Bond, 3.180%, 06/15/2033	400,000
200,000	Pinellas County Health Facility
	Authority, Refunding, Revenue
	Bond, 3.180%, 12/01/2015	200,000
400,000	University Kansas Hospital
	Authority, Revenue Bond,
	3.180%, 09/01/2034	400,000
1,000,000	Valdez Alaska Marine Term,
	Refunding, Revenue Bond,
	3.020%, 12/01/2033	1,000,000
100,000	Washington State Housing Finance
	Commission, Revenue Bond,
	3.230%, 06/01/2032	100,000
200,000	Wisconsin Health & Educational
	Facilities Authority, Revenue
	Bond, 3.180%, 12/01/2015	200,000
		5,520,000

Number of		Market
Shares		Value
	Money Market Funds - 0.02%
49,000	First American Tax Free Obligation
	2.720%	$49,000
	Total Short Term Investments
	(Cost $7,369,000)	7,369,000
	Total Investments - 99.11%
	(Cost $213,390,572)	211,280,594
	Other Assets in
	Excess of Liabilities - 0.89%	1,889,604
	Total Net Assets - 100.00%	$213,170,198

Percentages are stated as a percent of net assets.

Glossary of Terms
AMBAC	American Municipal Bond Assurance Corp.
ACA	American Capital Access
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Corp.
FSA	Federal Housing Authority/Agency
GO	General Obligation
HTSB	Harris Trust & Savings Bank
JPM	JP Morgan Chase Bank
MBIA	Municipal Bond Investors Assurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan
STAID	State Aid Withholding
XLCA	XL Capital Assurance

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

LEHMAN BROTHERS AGGREGATE BOND INDEX - An unmanaged index which measures the performance of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Lehman Brothers Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the U.S. and includes U.S. Government and corporate debt securities, mortgage- and asset-backed securities and international U.S. dollar-denominated bonds. All securities contained in the Lehman Brothers Aggregate Bond Index have a minimum term to maturity of one year.

LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX - A fixed-income fund invests at least 65% of fund assets in investment grade debt issued (rated in top four grades with dollar-weighted average maturities of one to five years).

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31, 2006)
	One Year	Three Year	Since Inception (6/29/01)
AssetMark Core Plus Fixed Income Fund	2.23%	3.08%	4.69%
Lehman Brothers Aggregate Bond Index	2.26%	2.92%	5.25%
Lipper Intermediate Investment Grade Debt Funds Index	2.21%	3.19%	5.07%

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2006

Number of		Market
Shares		Value
	CONVERTIBLE PREFERRED
	STOCKS - 0.21%
	Automobiles - 0.21%
41,300	General Motors Corporation (b)	$958,573
18,600	General Motors Corporation	302,064
		1,260,637
	Total Convertible Preferred Stocks
	(Cost $1,293,628)	1,260,637
	PREFERRED STOCKS - 0.16%
	Banks - 0.12%
800,000	HSBC Capital Funding L.P.
	(Callable at $100.00 on
	06/27/2013; Acquired 08/23/2004,
	Cost $756,752) (a)(c)(d)	736,606
	Holding And Other Investment Offices - 0.03%
12,000	Corts Trust for Ford Motor Company
	(Callable at $25.00 on 03/12/2008;
	Acquired 12/21/2005, Cost $198,010)	205,800
	Medical Supplies - 0.01%
51	Fresenius Medical Care
	Capital Trust II (a)	52,402
	Total Preferred Stocks
	(Cost $1,009,797)	994,808
Principal
Amount
	ASSET BACKED SECURITIES - 5.57%
$ 2,557,379	Accredited Mortgage Loan Trust
	Series 2005-3,
	4.821%, 09/25/2035	2,559,931
	Conseco Finance
	Securitizations Corp.
255,059	Series 2000-C,
	6.170%, 03/15/2030	255,760
100,000	Series 2000-4,
	8.310%, 04/01/2031	82,498
	Countrywide Asset-Backed
	Certificates
1,370,121	Series 2004-BC5,
	5.088%, 07/25/2032	1,372,214
640,000	Series 2005-4,
	4.456%, 09/25/2032	626,254
	Countrywide Home
	Equity Loan Trust
1,199,826	Series 2003-A,
	4.920%, 03/15/2029	1,203,594

Principal		Market
Amount		Value
	ASSET BACKED SECURITIES (Continued)
	Countrywide Home
	Equity Loan Trust (Continued)
$ 1,362,214	Series 2004-S,
	4.989%, 02/15/2030	$1,364,317
927,805	Series 2004-R,
	4.999%, 03/15/2030	931,084
1,357,563	Series 2004-N,
	5.029%, 02/15/2034	1,360,482
1,364,732	Series 2004-O,
	5.029%, 02/15/2034	1,368,142
2,347,281	Series 2005-F,
	4.810%, 12/15/2035	2,348,373
2,327,770	Series 2005-I,
	4.979%, 02/15/2036	2,332,472
2,000,000	First Franklin Mortgage
	Loan Asset-Backed Certificates
	Series 2004-FF8,
	5.088%, 10/25/2034	2,004,410
2,247,988	Home Equity Loan Trust
	Series 2005-HS1,
	4.701%, 07/25/2020	2,243,409
2,670,731	IMPAC Secured Assets Corp.
	Series 2005-6,
	5.068%, 10/25/2035	2,675,534
2,385,579	Indymac Mortgage Loan Trust
	Series 2005-AR16IP,
	5.138%, 07/25/2045	2,394,550
	JetBlue Airways Corporation
889,029	Series 2004-2, G1,
	5.124%, 02/15/2018 (d)	886,269
900,000	Series 2004-2, G-2,
	5.199%, 05/15/2018 (d)	884,056
490,431	Residential Asset
	Mortgage Products, Inc.
	Series 2004-RZ1,
	4.821%, 03/25/2034	490,732
367,082	Residential Asset
	Securities Corporation
	Series 2004-KS1,
	5.098%, 02/25/2034	367,490
175,972	Structured Asset
	Investment Loan Trust
	Series 2003-BC5,
	4.921%, 06/25/2033	176,099

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	ASSET BACKED SECURITIES (Continued)
$ 854,611	Structured Asset Securities
	Series 2005-S3,
	4.681%, 06/25/2035	$855,174
	Washington Mutual
1,700,000	Series 2005-AR4,
	4.678%, 04/25/2035	1,681,150
3,677,926	Series 2005-AR8,
	5.108%, 07/25/2045	3,684,511
	Total Asset Backed Securities
	(Cost $34,145,396)	34,148,505
	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 3.55%
1,042,922	Bank of America Corporation
	Series 2005-B,
	5.120%, 04/20/2035	1,028,991
1,571,676	Bear Stearns Trust
	Series 2005-2,
	4.756%, 04/25/2035	1,546,142
1,113,840	Central Bank of Argentina
	2.000%, 02/04/2018 ARS	545,849
	Countrywide Home Loans
1,302,910	Series 2005-11,
	4.881%, 03/25/2035	1,311,560
1,510,167	Series 2005-11,
	5.045%, 04/25/2035	1,475,386
700,000	CS First Boston Mortgage
	Securities Corp.
	Series 1997-C2,
	6.550%, 01/17/2035	711,203
	FHLMC
818,686	Series 1647,
	6.500%, 12/15/2008	824,550
2,497,370	Series 2329,
	6.500%, 06/15/2031	2,550,960
1,353,258	Series 2338,
	6.500%, 07/15/2031	1,380,528
579,956	FNMA
	Series 2005-T2,
	4.285%, 11/28/2035	580,207
1,769,841	GSMPS Mortgage Loan Trust
	Series 2005-RP1,
	5.168%, 01/25/2035 (c)	1,777,742

Principal		Market
Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
$ 170,419	IMPAC Secured Assets Corp.
	Series 2004-3,
	5.018%, 11/25/2034	$170,550
2,700,000	Master Adjustable
	Rate Mortgages Trust
	Series 2004-13,
	3.787%, 11/21/2034 (c)	2,542,235
812,393	Master Reperforming Loan Trust
	Series 2005-1,
	7.000%, 08/25/2034	827,885
1,709,392	MLCC Mortgage Investors, Inc.
	Series 2005-1,
	4.969%, 04/25/2035	1,681,611
946,681	Residential Asset
	Mortgage Products, Inc.
	Series 2004-SL4,
	7.500%, 07/25/2032	975,082
1,838,565	Structured Adjustable
	Rate Mortgage Loan
	Series 2004-18,
	5.011%, 12/25/2034	1,829,148
	Total Collateralized
	Mortgage Obligations
	(Cost $22,216,317)	21,759,629
	CORPORATE BONDS - 15.84%
	Aerospace & Defense - 0.01%
55,000	Drs Technologies, Inc.
	6.625%, 02/01/2016	55,000
	Auto Components - 0.02%
110,000	Visteon Corp.
	8.250%, 08/01/2010	91,300
	Automobiles - 0.56%
	DaimlerChrysler N.A.
750,000	5.360%, 09/10/2007 (d)	752,454
5,000	4.050%, 06/04/2008	4,847
150,000	7.200%, 09/01/2009	156,744
260,000	5.875%, 03/15/2011	259,108
670,000	Ford Motor Company
	7.450%, 07/16/2031 (b)	500,825
	General Motors Corporation
1,940,000	8.250%, 07/15/2023	1,406,500
510,000	8.375%, 07/15/2033 (b)	376,125
		3,456,603

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Banks - 2.87%
$ 300,000	Aiful Corporation
	5.000%, 08/10/2010
	(Acquired 08/03/2005 and
	11/29/2005, Cost $298,228) (c)	$290,524
750,000	ANZ Capital Trust II
	5.360%, 12/15/2053 (Callable
	at $100.00 on 12/15/2013;
	Acquired 08/23/2004,
	Cost $741,990) (c)	721,272
380,000	Bank Of America Corporation
	4.500%, 08/01/2010	367,621
995,000	Bank One Corp.
	2.625%, 06/30/2008 (b)	940,222
320,000	Banque Paribas
	6.875%, 03/01/2009	332,419
550,000	Countrywide Financial Corp.
	0.000%, 02/27/2008 (d)	550,216
700,000	First Chicago Corporation
	6.375%, 01/30/2009	719,306
250,000	First Union National Bank
	5.800%, 12/01/2008	253,600
280,000	General Electric
	Capital Corporation
	4.125%, 09/01/2009 (b)	270,181
375,000	Greenpoint Bank
	9.250%, 10/01/2010	428,179
700,000	HBOS Capital Funding L.P.
	6.071%, 06/01/2049
	(Acquired 08/23/2004,
	Cost $722,338) (b)(c)(d)	701,000
685,000	HSBC Finance Corp.
	4.125%, 11/16/2009	656,699
4,000,000	Inter-American Development Bank
	0.500%, 05/29/2014	2,750,016
	JP Morgan
5,100,000	6.000%, 05/15/2011 (c)(d) BRL	2,094,747
2,800,000	10.400%, 05/15/2009 BRL	1,355,439
700,000	Popular North America, Inc.
	4.700%, 06/30/2009	682,237
	Resona Bank
525,000	5.850%, 09/29/2049
	(Acquired 09/08/2005,
	Cost $524,633) (c)	510,373
450,000	4.125%, 12/31/2049 (c) EUR	531,422

Principal		Market
Amount		Value
	Banks (Continued)
$ 410,000	Resona Preferred Global Securities
	7.191%, 12/29/2049
	(Acquired 07/20/2005,
	Cost $413,410) (c)	$428,516
990,000	Royal Bank of Scotland Group PLC
	9.118%, 03/31/2049	1,110,220
500,000	Shinsei Finance Cayman Ltd
	6.418%, 07/20/2048
	(Acquired 02/16/2006
	through 03/14/2006,
550,000	Cost $400,025) (c)	493,032
	Sovereign Bank
	4.375%, 08/01/2013 (d)	535,996
320,000	Wells Fargo Company
	4.200%, 01/15/2010	307,376
575,000	ZFS Finance USA Trust I
	6.150%, 12/15/2065
	(Acquired 03/30/2006,
	Cost $560,263) (c)	560,548
		17,591,161
	Beverages - 0.08%
490,000	Anheuser-Busch Companies, Inc.
	4.950%, 01/15/2014	473,179
	Business Services - 0.03%
50,000	Dyncorp International LLC
	9.500%, 02/15/2013	52,250
80,000	Lamar Media Corp.
	7.250%, 01/01/2013	82,400
30,000	UGS Corp.
	10.000%, 06/01/2012	33,150
		167,800
	Capital Markets - 1.05%
30,000	E Trade Financial Corp.
	7.375%, 09/15/2013	30,750
	Goldman Sachs Group, Inc.
200,000	4.500%, 06/15/2010	192,922
140,000	5.000%, 01/15/2011	137,159
	Lehman Brothers Holdings, Inc.
350,000	4.000%, 01/22/2008	342,406
1,350,000	4.500%, 07/26/2010	1,302,332
1,610,000	5.550%, 08/19/2065
	(Acquired 10/19/2005,
	Cost $1,332,587) (c)(d)	1,616,231

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Capital Markets (Continued)
$ 4,250,000	Merrill Lynch & Co., Inc.
	6.000%, 05/15/2045 BRL	$1,561,325
250,000	Mizuho Jgb Invest
	9.870%, 12/31/2049 (Acquired
	08/22/2005 and 08/23/2005,
	Cost $281,104) (c)(d)	271,556
570,000	Morgan Stanley
	3.625%, 04/01/2008	552,749
430,000	Wachovia Capital Trust II
	5.800%, 03/15/2042	422,913
		6,430,343
	Chemicals - 0.05%
70,000	IMC Global, Inc.
	10.875%, 06/01/2008	76,825
150,000	Lubrizol Corp.
	7.250%, 06/15/2025	161,272
12,000	Lyondell Chemical Co.
	9.625%, 05/01/2007	12,450
20,000	Macdermid, Inc.
	9.125%, 07/15/2011	21,200
63,000	Westlake Chem Corp.
	6.625%, 01/15/2016	62,606
		334,353
	Commercial Services & Supplies - 0.22%
1,000,000	PHH Corp.
	6.000%, 03/01/2008	1,007,431
325,000	Waste Management, Inc.
	6.375%, 11/15/2012	337,983
		1,345,414
	Communications - 0.92%
150,000	AMFM Inc.
	8.000%, 11/01/2008	157,552
295,000	British Telecommunications PLC
	8.375%, 12/15/2010	329,363
500,000	Comcast Cable
	Communications Holdings, Inc.
	9.455%, 11/15/2022	632,207
	Deutsche Telekom
	International Finance B.V.
350,000	5.750%, 03/23/2016	342,550
675,000	8.250%, 06/15/2030	809,783
45,000	Eircom Funding
	8.250%, 08/15/2013	48,656

Principal		Market
Amount		Value
	Communications (Continued)
$ 90,000	Intelsat Subsidiary Holding Co.
	8.625%, 01/15/2015	$93,375
35,000	News American, Inc.
	6.200%, 12/15/2034	32,884
	Rogers Cable, Inc.
220,000	5.500%, 03/15/2014	209,550
110,000	6.750%, 03/15/2015	112,750
	Sprint Capital Corp.
1,220,000	6.000%, 01/15/2007	1,226,019
100,000	7.625%, 01/30/2011	108,259
675,000	6.875%, 11/15/2028	698,439
	Telecom Italia Capital
125,000	4.000%, 01/15/2010	117,613
500,000	4.950%, 09/30/2014	460,876
190,000	5.250%, 10/01/2015	177,105
50,000	Verizon Global Funding Corp.
	7.375%, 09/01/2012	54,224
		5,611,205
	Consumer Finance - 1.14%
3,845,000	Ford Motor Credit Company
	5.800%, 01/12/2009	3,513,645
270,000	General Motors
	Acceptance Corporation
	7.750%, 01/19/2010	263,465
410,000	General Motors
	Acceptance Corporation
	4.500%, 07/15/2006	406,510
	General Motors
	Acceptance Corporation
20,000	6.125%, 02/01/2007	19,695
2,340,000	5.850%, 01/14/2009	2,189,779
625,000	6.875%, 09/15/2011 (b)	583,192
		6,976,286
	Consumer Products - Manufacturing - 0.00%
20,000	American Achievement Corp.
	8.250%, 04/01/2012	20,500
	Consumer Services - 0.00%
18,000	Nationsrent, Inc.
	9.500%, 10/15/2010	19,665
	Diversified Financial Services - 1.21%
	Citigroup, Inc.
710,000	5.750%, 05/10/2006	711,813
3,800,000	0.000%, 12/21/2006	3,859,356

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Diversified Financial Services (Continued)
$ 670,000	Ford Motor Credit Company
	6.625%, 06/16/2008	$634,463
	General Electric
	Capital Corporation
200,000	4.250%, 01/15/2008	196,824
650,000	5.170%, 09/15/2014 (d)	655,323
	General Motors
	Acceptance Corporation
70,000	6.311%, 11/30/2007	65,410
510,000	6.125%, 01/22/2008	485,173
330,000	6.090%, 09/23/2008 (d)	311,687
350,000	ILFC E-Capital Trust I
	5.900%, 12/21/2065
	(Acquired 01/18/2006,
	Cost $352,998) (c)(d)	340,025
30,000	Rabobank Capital Funding Trust II
	5.260%, 12/29/2049
	(Acquired 05/23/2005,
	Cost $30,510) (c)(d)	28,881
180,000	Rabobank Capital Funding Trust III
	5.254%, 10/31/2049 (Acquired
	10/14/2004 and 05/20/2005,
	Cost $180,447) (c)(d)	170,458
		7,459,413
	Diversified Telecommunication Services - 0.52%
300,000	ALLTEL Corporation
	4.656%, 05/17/2007	298,071
700,000	Ameritech Capital Funding Corp.
	6.250%, 05/18/2009	710,888
30,000	Bellsouth Corp.
	4.750%, 11/15/2012	28,451
120,000	Cincinnati Bell Inc.
	7.000%, 02/15/2015	119,400
30,000	Citizens Communications Co.
	9.250%, 05/15/2011	33,075
850,000	Qwest Communications
	International, Inc.
	8.249%, 02/15/2009 (d)	873,375
127,000	Qwest Communications
	International, Inc.
	7.250%, 02/15/2011	130,810
520,000	Royal Kpn Nv
	8.375%, 10/01/2030	573,978

Principal		Market
Amount		Value
	Diversified Telecommunication
	Services (Continued)
$ 410,000	Sbc Communications, Inc.
	5.100%, 09/15/2014	$389,801
		3,157,849
	Electric Services - 0.25%
700,000	CenterPoint Energy
	Resources Corp.
	7.875%, 04/01/2013 (b)	780,911
700,000	Midamerican Energy Holdings
	7.520%, 09/15/2008	732,875
		1,513,786
	Electric Utilities - 0.54%
	Dominion Resources Inc.
80,000	4.750%, 12/15/2010	76,930
300,000	5.700%, 09/17/2012	297,647
295,000	Duke Energy Corp.
	5.625%, 11/30/2012	295,754
340,000	Exelon Corp.
	5.625%, 06/15/2035	309,619
	FirstEnergy Corp.
200,000	6.450%, 11/15/2011	207,189
1,135,000	7.375%, 11/15/2031	1,264,557
130,000	Oncor Electric Delivery Co.
	6.375%, 01/15/2015	134,376
170,000	Pacific Gas & Electric Co.
	6.050%, 03/01/2034	166,911
475,000	Progress Energy, Inc.
	7.750%, 03/01/2031	553,822
		3,306,805
	Electrical Equipment - 0.35%
	Tyco International Group S.A.
500,000	4.436%, 06/15/2007
	(Acquired 08/23/2004,
	Cost $505,194) (c)	492,004
325,000	6.375%, 10/15/2011	334,025
1,285,000	6.875%, 01/15/2029	1,345,616
		2,171,645
	Electronic Equipment -0.02%
100,000	L-3 Communications Corp.
	6.375%, 10/15/2015	99,000

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Energy Equipment & Services - 0.02%
$ 60,000	Geophysique
	7.500%, 05/15/2015
	(Acquired 01/27/2006,
	Cost $61,950) (c)	$62,100
50,000	Pride International Inc.
	7.375%, 07/15/2014	52,750
10,000	Semgroup LP
	8.750%, 11/15/2015
	(Acquired 11/04/2005,
	Cost $9,838) (c)	10,250
		125,100
	Food Products - 0.03%
195,000	Kraft Foods, Inc.
	5.625%, 11/01/2011	195,490
	Health Care Providers & Services - 0.33%
100,000	Amerisourcebergen Corp.
	5.875%, 09/15/2015
	(Acquired 09/08/2005,
	Cost $99,500) (c)	98,856
65,000	Davita, Inc.
	7.250%, 03/15/2015	65,650
	HCA, Inc.
500,000	6.750%, 07/15/2013	500,674
150,000	5.750%, 03/15/2014	141,093
190,000	7.690%, 06/15/2025	188,817
80,000	Service Corporation International
	7.000%, 06/15/2017
	(Acquired 06/10/2005,
	Cost $79,202) (c)	81,800
	Tenet Healthcare Corp.
39,000	9.875%, 07/01/2014	39,682
908,000	9.500%, 02/01/2015
	(Acquired 01/25/2005,
	Cost $893,526) (b)(c)	912,540
		2,029,112
	Hotels Restaurants & Leisure - 0.23%
	Boyd Gaming Corp.
65,000	6.750%, 04/15/2014	65,162
160,000	7.125%, 02/01/2016	163,000
500,000	Harrahs Operating Company, Inc.
	5.500%, 07/01/2010 (b)	495,400

Principal		Market
Amount		Value
	Hotels Restaurants & Leisure (Continued)
$ 100,000	Host Marriott L P
	6.750%, 06/01/2016
	(Acquired 03/29/2006,
	Cost $100,000) (c)	$100,375
60,000	Inn of the Mountain Gods
	Resort & Casino
	12.000%, 11/15/2010	65,100
	MGM Mirage Inc.
10,000	9.500%, 08/01/2008	10,687
180,000	8.500%, 09/15/2010	193,500
120,000	6.625%, 07/15/2015	118,650
30,000	Premier Entertainment Biloxi LLC
	10.750%, 02/01/2012	28,800
20,000	River Rock Entertainment
	9.750%, 11/01/2011	21,700
	Station Casinos, Inc.
140,000	6.875%, 03/01/2016	141,400
15,000	6.625%, 03/15/2018
	(Acquired 02/23/2006,
	Cost $14,925) (c)	14,738
		1,418,512
	Household Durables - 0.08%
500,000	D.R. Horton, Inc.
	5.375%, 06/15/2012	477,654
	Independent Power Producers
	& Energy Traders - 0.30%
120,000	Duke Energy Corp.
	6.250%, 01/15/2012	123,811
	Txu Corp.
500,000	4.800%, 11/15/2009	482,855
325,000	6.500%, 11/15/2024 (b)	297,836
1,045,000	6.550%, 11/15/2034	948,281
		1,852,783
	Insurance - 0.83%
150,000	ACE Limited
	6.000%, 04/01/2007	150,833
400,000	Arch Capital Group Ltd.
	7.350%, 05/01/2034	429,639
130,000	ASIF Global Financing XIX
	4.900%, 01/17/2013 (Acquired
	05/18/2005 through 05/20/2005,
	Cost $129,758) (c)	125,601

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Insurance (Continued)
$ 1,250,000	ASIF Global Financing XXIII
	3.900%, 10/22/2008
	(Acquired 04/01/2005,
	Cost $1,224,657) (c)	$1,208,061
890,000	CNA Financial Corp.
	7.250%, 11/15/2023	935,701
550,000	Endurance Specialty Holdings
	6.150%, 10/15/2015	545,970
300,000	Liberty Mutual Group, Inc.
	7.000%, 03/15/2034
	(Acquired 09/09/2004,
	Cost $304,413) (c)	305,740
650,000	Prudential Insurance Co.
	7.650%, 07/01/2007
	(Acquired 08/24/2004,
	Cost $686,859) (c)	668,162
450,000	QBE Insurance Group Ltd.
	5.647%, 07/01/2023 (Callable
	at $100.00 on 07/01/2013;
	Acquired 08/23/2004,
	Cost $441,198) (c)(d)	435,435
150,000	Royal & Sun Alliance Insurance
	8.500%, 12/08/2049	304,524
		5,109,666
	IT Services - 0.02%
90,000	Sungard Data Systems, Inc.
	9.125%, 08/15/2013
	(Acquired 07/27/2005,
	Cost $90,000) (c)	95,625
	Leisure Equipment & Products - 0.22%
1,300,000	Eastman Kodak Co.
	6.375%, 06/15/2006	1,307,055
50,000	Eastman Kodak Co.
	7.250%, 11/15/2013	48,821
		1,355,876
	Machinery - 0.02%
95,000	Terex Corp.
	7.375%, 01/15/2014	97,850
	Media - 0.91%
30,000	Amc Entertainment, Inc.
	11.000%, 02/01/2016
	(Acquired 01/26/2006,
	Cost $30,300) (c)	31,125

Principal		Market
Amount		Value
	Media (Continued)
	Clear Channel
	Communications, Inc.
$ 1,010,000	5.500%, 09/15/2014 (b)	$934,775
270,000	4.900%, 05/15/2015	236,614
150,000	7.250%, 10/15/2027	146,849
30,000	Clear Channel
	Communications, Inc.
	4.625%, 01/15/2008	29,469
320,000	Comcast Corp.
	6.500%, 01/15/2015	328,410
	COX Communications, Inc.
220,000	3.875%, 10/01/2008	210,828
1,000,000	4.625%, 01/15/2010	959,420
520,000	COX Enterprises, Inc.
	4.375%, 05/01/2008
	(Acquired 03/17/2005,
	Cost $516,420) (c)	505,022
	CSC Holdings, Inc.
45,000	7.625%, 04/01/2011	45,450
100,000	7.625%, 07/15/2018	99,375
140,000	DirecTV Holdings LLC
	6.375%, 06/15/2015	138,950
	EchoStar DBS Corporation
40,000	6.625%, 10/01/2014	38,850
160,000	7.125%, 02/01/2016
	(Acquired 01/19/2006,
	Cost $159,379) (c)	158,200
170,000	Kabel Deutschland GmbH
	10.625%, 07/01/2014 (Acquired
	01/10/2006 and 02/07/2006,
	Cost $180,671) (c)	182,325
	Liberty Media Corp.
460,000	7.875%, 07/15/2009	486,343
20,000	5.700%, 05/15/2013	18,698
70,000	Quebecor Media, Inc.
	7.750%, 03/15/2016
	(Acquired 01/11/2006,
	Cost $70,000) (c)	72,275
40,000	The Reader’s Digest
	Association Inc.
	6.500%, 03/01/2011	40,100
20,000	Sinclair Broadcast Group, Inc.
	8.000%, 03/15/2012	20,500

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Media (Continued)
	Time Warner, Inc.
$ 450,000	6.875%, 05/01/2012	$472,398
405,000	7.700%, 05/01/2032	446,701
		5,602,677
	Metals & Mining - 0.02%
100,000	Codelco Inc.
	4.750%, 10/15/2014
	(Acquired 10/21/2004,
	Cost $98,482) (c)	93,768
	Multiline Retail - 0.26%
40,000	JCPenney Co., Inc.
	7.400%, 04/01/2037	43,328
470,000	Target Corp.
	5.400%, 10/01/2008 (b)	472,632
1,150,000	Wal-Mart Stores, Inc.
	3.375%, 10/01/2008	1,102,735
		1,618,695
	Multi-Utilities - 0.09%
400,000	Midamerican Energy Holdings
	6.125%, 04/01/2036
	(Acquired 03/21/2006,
	Cost $399,828) (c)	392,887
170,000	Nrg Energy, Inc.
	7.250%, 02/01/2014	173,188
		566,075
	Multi-Utilities & Unregulated Power - 0.02%
60,000	AES Corp/The
	7.750%, 03/01/2014	63,300
50,000	CenterPoint Energy, Inc.
	7.250%, 09/01/2010	52,797
		116,097
	Oil & Gas - 1.54%
830,000	Amerada Hess Corp.
	7.300%, 08/15/2031	926,942
50,000	Amerigas Partners L P
	7.250%, 05/20/2015	50,250
380,000	Anadarko Finance Co.
	6.750%, 05/01/2011	400,827
445,000	Apache Finance Canada Corp.
	4.375%, 05/15/2015	410,227

Principal		Market
Amount		Value
	Oil & Gas (Continued)
	Chesapeake Energy Corp.
$ 60,000	6.375%, 06/15/2015	$59,325
80,000	6.250%, 01/15/2018	78,600
420,000	ChevronTexaco Capital Co.
	3.500%, 09/17/2007	410,482
70,000	Conoco Funding Co.
	6.350%, 10/15/2011 (b)	73,071
385,000	Conoco Inc.
	6.950%, 04/15/2029	436,868
285,000	ConocoPhillips Inc.
	4.750%, 10/15/2012	275,214
415,000	Devon Energy Corporation
	7.950%, 04/15/2032	509,779
309,000	El Paso Natural Gas Co.
	8.375%, 06/15/2032	350,936
	El Paso Corp.
538,000	7.800%, 08/01/2031 (b)	543,380
400,000	7.750%, 01/15/2032 (b)	405,000
	Energy Transfer Partners L P
425,000	5.650%, 08/01/2012 (Acquired
	08/19/2005 and 09/26/2005,
	Cost $425,480) (c)	418,358
425,000	5.950%, 02/01/2015	421,941
1,255,000	Kerr-McGee Corp.
	7.875%, 09/15/2031	1,439,801
50,000	Peabody Energy Corp.
	5.875%, 04/15/2016	47,875
	Pemex Project Funding
	Master Trust
560,000	7.375%, 12/15/2014	599,200
230,000	6.625%, 06/15/2035 (Acquired
	01/26/2006 and 01/27/2006,
	Cost $229,343) (c)	222,468
100,000	Pogo Producing Co.
	6.875%, 10/01/2017	99,250
185,000	Suburban Propane Partners L.P.
	6.875%, 12/15/2013 (b)	178,525
70,000	Vintage Petroleum, Inc.
	7.875%, 05/15/2011	72,808
150,000	Western Oil Sands, Inc.
	8.375%, 05/01/2012	167,250
800,000	Williams Companies, Inc.
	7.500%, 01/15/2031	834,000
		9,432,377

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Paper & Forest Products - 0.12%
$ 705,000	Weyerhaeuser Co.
	6.750%, 03/15/2012	$734,812
	Real Estate - 0.42%
250,000	Arden Realty LP
	9.150%, 03/01/2010	283,281
300,000	EOP Operating L.P.
	7.750%, 11/15/2007	310,234
	Forest City Enterprises, Inc.
10,000	7.625%, 06/01/2015	10,600
29,000	6.500%, 02/01/2017	28,782
	iStar Financial, Inc.
225,000	5.125%, 04/01/2011	217,415
325,000	5.650%, 09/15/2011 (b)	320,928
100,000	5.700%, 03/01/2014	97,672
225,000	8.750%, 08/15/2008	240,729
350,000	Simon Property Group, L.P.
	7.125%, 09/20/2007	358,366
515,000	Summit Properties Partnership
	7.200%, 08/15/2007	523,797
	Ventas Realty L.P.
50,000	6.750%, 06/01/2010	50,750
40,000	9.000%, 05/01/2012	45,100
30,000	6.625%, 10/15/2014	30,150
40,000	7.125%, 06/01/2015	41,300
		2,559,104
	Road & Rail - 0.05%
80,000	Hertz Corp.
	8.875%, 01/01/2014 (Acquired
	12/15/2005 and 01/25/2006,
	Cost $80,156) (c)	83,400
14,000	Kansas City Southern Railway Co.
	9.500%, 10/01/2008	15,015
230,000	Union Pacific Corp.
	5.375%, 05/01/2014	226,327
		324,742
	Software - 0.12%
750,000	Computer Associates, Inc.
	4.750%, 12/01/2009 (Acquired
	05/26/2005 and 08/31/2005,
	Cost $744,228) (c)	730,640
	Special Purpose Entity - 0.06%
30,000	Hexion
	9.000%, 07/15/2014	31,050

Principal		Market
Amount		Value
	Special Purpose Entity (Continued)
$ 330,000	Mufg Capital Finance 1 Ltd.
	6.346%, 07/29/2049	$325,919
		356,969
	Specialty Retail - 0.00%
25,000	Amerigas Partners L P
	7.125%, 05/20/2016	25,000
	Textiles, Apparel & Luxury Goods - 0.02%
50,000	Oxford Industries, Inc.
	8.875%, 06/01/2011	51,750
51,000	Russell Corp.
	9.250%, 05/01/2010	53,167
		104,917
	Tobacco - 0.19%
770,000	Altria Group, Inc.
	7.000%, 11/04/2013	829,060
300,000	Philip Morris Companies, Inc.
	7.750%, 01/15/2027	344,218
		1,173,278
	Transportation - 0.03%
41,000	Horizon Lines Llc
	9.000%, 11/01/2012	43,562
60,000	Omi Corp.
	7.625%, 12/01/2013	61,650
86,000	Teekay Shipping Corp.
	8.875%, 07/15/2011	95,030
		200,242
	Wireless Communication Services - 0.01%
40,000	Rogers Wireless
	Communications, Inc.
	6.375%, 03/01/2014	40,100
	Wireless Telecommunication Services - 0.06%
225,000	America Movil SA de CV
	6.375%, 03/01/2035	212,677
	Nextel Communications, Inc.
15,000	5.950%, 03/15/2014	14,869
120,000	7.375%, 08/01/2015	125,941
		353,487
	Total Corporate Bonds
	(Cost $98,249,242)	97,071,955

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	FOREIGN GOVERNMENT
	NOTE/BONDS - 3.71%
$ 2,900,000	Arab Republic of Egypt
	4.450%, 09/15/2015	$2,738,186
	Brazil Federative Republic
284,000	8.875%, 04/15/2024	329,014
75,000	10.125%, 05/15/2027	97,425
222,000	12.250%, 03/06/2030	338,550
766,000	11.000%, 08/17/2040 (b)	983,735
813,380	Canadian Government
	Inflationary Index Note
	4.000%, 12/01/2031 CAD	1,051,331
780,000	Ministry of Finance of Russia
	3.000%, 05/14/2008	740,844
1,390,000	Queensland Treasury Corp.
	6.000%, 06/14/2011 AUD	1,017,354
	Republic of Argentina
810,000	2.000%, 01/03/2016 ARS	475,813
5,756,676	0.000%, 12/15/2035 ARS	171,883
510,000	Republic of Columbia
	11.750%, 02/25/2020	729,300
10,000	Republic of Guatemala
	8.125%, 10/06/2034 (c)	11,400
540,000	Republic of Panama
	7.125%, 01/29/2026	553,500
	Republic of Peru	279,147
292,300	5.000%, 03/07/2017 (d)
150,000	7.350%, 07/21/2025	148,125
179,000	8.750%, 11/21/2033	200,480
	Russia Government
	International Bond
270,000	5.000%, 03/31/2030	296,884
3,050,000	5.000%, 03/31/2030	3,353,692
860,000	State of Qatar
	9.750%, 06/15/2030	1,266,350
	United Mexican States
48,060,000	8.000%, 12/19/2013 MXN	4,278,331
66,000	5.625%, 01/15/2017	64,086
520,000	11.500%, 05/15/2026 (b)	808,600
400,000	8.300%, 08/15/2031	484,400
2,044,000	7.500%, 04/08/2033	2,284,170
	Total Foreign Government
	Note/Bonds (Cost $21,599,922)	22,702,600

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES - 35.18%
	Bank of America Corporation
$ 770,000	Series 2005-5,
	5.115%, 10/10/2045	$745,203
3,500,000	Series 2005-6,
	5.182%, 09/10/2047	3,416,357
	Bear Stearns Trust
919,683	Series 2004-9,
	5.226%, 09/25/2034	912,024
3,000,000	Series 2005-PWR10,
	5.405%, 12/11/2040	2,961,176
2,500,000	Citigroup/Deutsche Bank
	Commercial Mortgage
	Series TR, 5.545%, 01/15/2046	2,467,558
	Countrywide Asset-Backed
	Certificates
1,387,601	Series 2005-36,
	4.995%, 08/25/2035	1,366,497
2,387,406	Series 2005-27,
	5.178%, 08/25/2035	2,332,421
1,403,117	Series 2005-51,
	5.096%, 11/20/2035	1,410,281
1,974,337	Series 2005-59,
	5.106%, 11/20/2035	1,985,694
2,964,724	Series 2005-62,
	5.118%, 12/25/2035	2,976,651
1,562,599	Countrywide Home Loans
	Series 2005-R1,
	4.941%, 03/25/2035	1,567,993
	FHLMC
1,000,000	Series 2590,
	5.000%, 03/15/2018	971,635
1,950,057	Pool #C9-0732,
	5.500%, 11/01/2023	1,923,014
5,384,138	Pool #1G-0058,
	4.608%, 01/01/2035	5,289,236
2,815,321	Pool #1H-2524,
	4.583%, 08/01/2035	2,758,347
3,569,015	Pool #1J-1216,
	4.966%, 08/01/2035	3,531,659
	FHLMC Gold
975,855	Pool #D9-6291,
	4.500%, 09/01/2023	917,861
982,919	Pool #C9-0932,
	5.500%, 11/01/2025	967,664

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES (Continued)
	FHLMC Gold (Continued)
$ 766,228	Pool #C0-1385,
	6.500%, 08/01/2032	$782,975
276,084	Pool #C7-0562,
	6.500%, 09/01/2032	282,118
291,151	Pool #C7-0760,
	6.500%, 09/01/2032	297,514
3,985,067	Pool #G0-1767,
	6.500%, 12/01/2032	4,074,573
3,239,385	Pool #78-0447,
	4.255%, 04/01/2033	3,177,197
3,948,420	Pool #G0-8085,
	5.000%, 10/01/2035	3,758,956
56,343	First Franklin Mortgage Loan
	Asset-Backed Certificates
	Series 2004-FF2,
	4.781%, 03/25/2034	56,369
3,000,000	First Union National Bank
	Commercial Mortgage
	Series 2000-C2,
	7.202%, 10/15/2032	3,205,117
	FNMA
3,639,644	Pool #668357,
	5.000%, 12/01/2017	3,559,391
197,489	Pool #695826,
	5.000%, 04/01/2018	192,990
674,436	Pool #745388,
	5.000%, 11/01/2018	659,070
1,113,635	Pool #745387,
	5.000%, 04/01/2019	1,088,264
1,162,786	Pool #254832,
	5.500%, 08/01/2023	1,146,420
1,964,984	Pool #254915,
	4.500%, 09/01/2023	1,848,188
134,215	Pool #251925,
	6.500%, 07/01/2028	137,654
120,069	Pool #435151,
	6.500%, 07/01/2028	123,145
581,885	Pool #433575,
	6.500%, 09/01/2028	596,794
460,824	Pool #251985,
	6.500%, 10/01/2028	472,631
673,991	Pool #446107,
	6.500%, 11/01/2028	691,260

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES (Continued)
	FNMA (Continued)
$ 758,656	Pool #452955,
	6.500%, 11/01/2028	$778,094
392,321	Pool #457553,
	6.500%, 01/01/2029	402,373
293,471	Pool #252255,
	6.500%, 02/01/2029	300,991
185,273	Pool #252342,
	6.500%, 04/01/2029	190,000
688,782	Pool #323632,
	6.500%, 04/01/2029	706,413
791,706	Pool #494339,
	6.500%, 04/01/2029	811,906
166,012	Pool #252497,
	6.500%, 06/01/2029	170,248
87,459	Pool #498092,
	6.500%, 06/01/2029	89,690
682,731	Pool #500441,
	6.500%, 06/01/2029	700,150
888,120	Pool #501198,
	6.500%, 06/01/2029	910,780
386,140	Pool #503223,
	6.500%, 07/01/2029	395,992
106,226	Pool #504708,
	6.500%, 07/01/2029	108,937
111,250	Pool #535476,
	6.500%, 07/01/2029	114,100
1,383,086	Pool #544859,
	5.098%, 08/01/2029	1,373,544
83,051	Pool #535506,
	6.500%, 08/01/2030	85,170
1,897,849	Pool #786848,
	7.000%, 10/01/2031	1,958,677
1,216,998	Pool #607398,
	6.500%, 11/01/2031	1,245,502
1,980,648	Pool #879906,
	3.854%, 10/01/2033	1,932,622
1,917,963	Pool #733132,
	3.535%, 04/01/2034	1,907,613
1,636,113	Pool #782284,
	6.000%, 09/01/2034	1,637,500
1,414,607	Pool #791563,
	6.000%, 09/01/2034	1,415,644

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES (Continued)
	FNMA (Continued)
$ 63,983	Pool #794371,
	6.000%, 09/01/2034	$64,030
2,798,868	Pool #802783,
	4.200%, 10/01/2034	2,768,896
305,615	Pool #798711,
	6.000%, 10/01/2034	305,839
1,618,664	Pool #802493,
	6.000%, 11/01/2034	1,619,851
11,176,282	Pool #735224,
	5.500%, 02/01/2035	10,934,668
3,609,171	Pool #808057,
	6.000%, 02/01/2035	3,611,579
1,531,323	Pool #773306,
	6.000%, 05/01/2035	1,532,345
9,141,628	Pool #827741,
	5.500%, 06/01/2035	8,928,762
2,573,013	Pool #829334,
	4.587%, 09/01/2035	2,547,145
6,229,579	Pool #820345,
	5.000%, 09/01/2035	5,934,056
15,275,685	Pool #832738,
	5.500%, 09/01/2035 (b)	14,919,986
590,812	Pool #836273,
	5.500%, 10/01/2035	577,055
2,738,307	Pool #836464,
	5.655%, 10/01/2035	2,803,424
1,674,261	Pool #836852,
	5.655%, 10/01/2035	1,714,074
195,111	Pool #745000,
	6.000%, 10/01/2035	195,241
3,961,234	Pool #844158,
	5.000%, 11/01/2035	3,773,318
1,084,497	Pool #843823,
	5.645%, 11/01/2035	1,110,260
200,146	Pool #843997,
	5.651%, 11/01/2035	204,906
196,728	Pool #844052,
	5.654%, 11/01/2035	201,406
198,795	Pool #844148,
	5.657%, 11/01/2035	203,522
199,265	Pool #844237,
	5.656%, 11/01/2035	204,003

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES (Continued)
	FNMA (Continued)
$ 198,291	Pool #844789,
	5.661%, 11/01/2035	$203,011
3,000,000	GE Capital Commercial
	Mortgage Corporation
	Series 2005-C4,
	5.331%, 11/10/2045	2,961,116
2,500,000	General Motors
	Acceptance Corporation
	Series 2002-C1,
	6.278%, 11/15/2039	2,595,051
	GNMA
1,901,871	Pool #618907X,
	5.000%, 09/15/2033	1,845,541
669,024	Pool #081116M,
	4.750%, 10/20/2034	661,220
198,924	Pool #520279X,
	5.000%, 11/15/2034	192,959
760,299	Pool #081150M,
	4.500%, 11/20/2034	750,930
2,139,382	Pool #081153M,
	4.750%, 11/20/2034	2,114,366
4,775,127	Pool #644812X,
	6.000%, 05/15/2035	4,832,985
800,000	GS Mortgage Securities
	Corporation II
	Series 2005-GG4,
	4.680%, 07/10/2039	765,565
	Harborview Mortgage Loan Trust
2,921,447	Series 2005-10,
	5.086%, 11/19/2035	2,924,433
884,795	Series 2005-16,
	5.016%, 01/19/2036	886,912
3,485,104	Series 2005-16,
	5.026%, 01/19/2036	3,494,336
2,837,968	IMPAC Secured Assets Corp.
	Series 2005-2,
	4.901%, 03/25/2036	2,851,619
612,709	Indymac Mortgage Loan Trust
	Series 2005-AR15,
	5.099%, 09/25/2035	590,118
	JP Morgan Commercial Mortgage
1,880,000	Series 2005-CIBC12,
	4.895%, 09/12/2037	1,788,839

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES (Continued)
	JP Morgan Commercial Mortgage (continued)
$ 1,500,000	Series 2005-LDP2,
	4.738%, 07/15/2042	$1,409,405
	Lehman Brothers Trust
2,493,900	Series 2005-5N,
	4.881%, 11/25/2035	2,489,224
2,343,761	Series 2005-5N,
	5.118%, 11/25/2035	2,347,061
	Lehman Brothers-UBS
	Commercial Mortgage Trust
600,000	Series 2005-C3,
	4.664%, 07/15/2030	572,567
520,000	Series 2005-C3,
	4.739%, 07/15/2030	490,209
2,000,000	Series 2006-C1,
	5.156%, 02/15/2031	1,938,875
770,000	Morgan Stanley
	Series 2005-HQ6,
	4.989%, 08/13/2042 (b)	738,424
2,429,169	Residential Accredit Loans, Inc.
	Series 2005-QO4,
	5.098%, 12/25/2045	2,440,578
4,760,383	Thornburg Mortgage Trust
	Series 2006-1,
	4.988%, 01/25/2036	4,753,880
	Washington Mutual
3,293,555	Series 2005-AR13,
	5.108%, 10/25/2045	3,311,140
3,396,249	Series 2005-AR15,
	4.841%, 11/25/2045	3,404,264
2,814,035	Series 2005-AR15,
	4.861%, 11/25/2045	2,822,096
2,924,530	Series 2005-AR17,
	5.088%, 12/25/2045	2,932,164
2,932,243	Series 2005-AR19,
	5.088%, 12/25/2045	2,939,649
	Wells Fargo Company
2,564,346	Series 2005-AR16,
	4.979%, 10/25/2035	2,549,242
5,000,000	Series 2006-AR2,
	5.095%, 03/25/2036	4,941,578
	Total Mortgage Backed Securities
	(Cost $219,039,234)	215,581,566

Principal		Market
Amount		Value
	SUPRANATIONAL OBLIGATIONS - 0.23%
$ 1,150,000	Argentina
	11.375%, 03/15/2010 (Default
	effective 03/01/2002) (f)	$347,875
820,000	Gazinvest
	7.250%, 10/30/2008	843,862
250,000	General Motors Corporation
	8.375%, 07/05/2033 EUR	218,746
	Total Supranational Obligations
	(Cost $1,558,134)	1,410,483
	U.S. GOVERNMENT
	AGENCY ISSUES - 24.18%
	FAMC - 0.07%
420,000	4.250%, 07/29/2008	412,741
	FFCB - 2.14%
2,000,000	3.800%, 09/07/2007 (b)	1,964,874
3,000,000	3.625%, 01/04/2008 (b)	2,928,288
4,000,000	4.550%, 08/10/2012 (b)	3,879,440
3,000,000	4.500%, 01/22/2015 (b)	2,855,637
1,500,000	4.800%, 10/19/2015 (b)	1,456,914
	FHLB - 3.31%
1,400,000	4.800%, 02/15/2007 (b)	1,396,245
4,000,000	4.320%, 03/20/2008 (b)	3,946,176
760,000	4.125%, 04/18/2008	746,898
4,000,000	7.375%, 02/12/2010 (b)	4,307,868
1,200,000	4.080%, 04/26/2010 (b)	1,154,817
3,000,000	4.000%, 02/15/2011 (b)	2,854,068
6,000,000	4.875%, 12/14/2012 (b)	5,905,086
	FHLMC - 3.97%
5,200,000	4.125%, 04/02/2007 (b)	5,150,564
6,000,000	3.550%, 11/15/2007 (b)	5,857,410
1,990,000	4.375%, 11/16/2007 (b)	1,968,398
3,500,000	4.125%, 10/18/2010 (b)	3,359,566
3,070,000	4.750%, 01/18/2011 (b)	3,020,634
2,010,000	5.000%, 07/15/2014 (b)	1,986,216
1,000,000	5.000%, 04/15/2021 (g)	974,688
1,170,000	5.625%, 11/23/2035 (b)	1,127,190
900,000	5.000%, 04/01/2035 (g)	856,406
	FNCL - 5.22%
33,600,000	5.000%, 05/01/2034 (g)	31,972,483
	FNMA - 7.14%
3,000,000	3.250%, 07/12/2006 (b)	2,985,747
3,000,000	3.550%, 01/12/2007 (b)	2,964,600
220,000	3.875%, 02/15/2010	210,510
3,400,000	4.750%, 12/15/2010 (b)	3,345,525
1,000,000	5.500%, 03/15/2011 (b)	1,015,368

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	U.S. GOVERNMENT
	AGENCY ISSUES (Continued)
	FNMA (Continued)
$ 1,100,000	6.000%, 05/15/2011 (b)	$1,141,643
1,200,000	4.750%, 02/21/2013 (b)	1,164,635
1,000,000	5.000%, 04/01/2019 (g)	975,000
8,000,000	5.000%, 04/15/2020 (g)	7,800,000
3,700,000	5.500%, 05/01/2034 (g)	3,608,654
200,000	5.000%, 04/01/2035 (g)	190,438
7,200,000	6.000%, 05/15/2035 (g)	7,191,000
1,300,000	6.500%, 05/01/2029 (g)	1,324,781
4,900,000	5.500%, 04/01/2020 (g)	4,870,904
5,100,000	5.500%, 04/01/2036 (g)	4,978,875
	GNMA - 1.79%
5,400,000	5.500%, 04/01/2035 (g)	5,347,685
450,000	5.000%, 04/01/2036 (g)	435,937
3,400,000	6.000%, 04/01/2035 (g)	3,439,311
1,700,000	6.500%, 04/01/2035 (g)	1,762,155
	Tennessee Valley Authority - 0.54%
2,450,000	5.880%, 04/01/2036	2,633,250
700,000	5.375%, 04/01/2056	690,189
	Total U.S. Government Agency
	Issues (Cost $149,762,125)	148,158,814
	U.S. TREASURY OBLIGATIONS - 17.50%
	U.S. Treasury Bond - 2.23%
4,785,463	2.375%, 01/15/2025	4,810,701
2,207,481	2.000%, 01/15/2026 (b)	2,092,623
277,371	3.875%, 04/15/2029	356,075
4,840,000	6.250%, 05/15/2030 (b)	5,657,887
40,000	5.375%, 02/15/2031	42,119
782,000	4.500%, 02/15/2036 (b)	733,981
		13,693,386
	U.S. Treasury Note - 13.34%
5,960,000	2.500%, 09/30/2006 (b)	5,894,118
1,400,000	2.875%, 11/30/2006 (b)	1,382,391
790,000	3.750%, 03/31/2007 (b)	781,669
5,640,000	4.000%, 08/31/2007 (b)	5,575,890
290,000	3.000%, 02/15/2008 (b)	280,609
700,000	3.375%, 02/15/2008 (b)	682,008
4,470,000	3.750%, 05/15/2008 (b)	4,375,366
1,378,089	3.875%, 01/15/2009	1,443,226
13,800,000	4.500%, 02/15/2009 (b)	13,684,646
6,300,000	3.875%, 05/15/2009 (b)	6,130,196
13,340,000	3.375%, 10/15/2009 (b)	12,720,424
12,250,000	3.875%, 05/15/2010 (b)	11,819,339

Principal		Market
Amount		Value
	U.S. TREASURY OBLIGATIONS (Continued)
	U.S. Treasury Note (Continued)
$ 1,900,000	4.250%, 01/15/2011 (b)	$1,853,465
2,310,000	4.500%, 02/28/2011 (b)	2,277,066
1,550,000	3.875%, 02/15/2013 (b)	1,461,966
3,390,490	2.000%, 01/15/2014 (b)	3,310,102
357,595	2.000%, 07/15/2014 (b)	348,865
90,000	4.250%, 11/15/2014 (b)	86,048
51,913	1.625%, 01/15/2015 (b)	49,007
1,680,000	4.125%, 05/15/2015 (b)	1,588,060
5,996,691	1.875%, 07/15/2015 (b)	5,769,009
250,000	4.500%, 11/15/2015 (b)	242,676
		81,756,146
	U.S. Treasury Strip - 1.93%
9,300,000	0.000%, 05/15/2020 (b)	4,555,512
2,250,000	0.000%, 11/15/2021 (b)	1,020,096
8,000,000	0.000%, 11/15/2024 (b)	3,121,344
3,200,000	0.000%, 02/15/2025 (b)	1,235,126
3,000,000	0.000%, 08/15/2025 (b)	1,131,219
2,190,000	0.000%, 11/15/2027 (b)	742,003
		11,805,300
	Total U.S. Treasury Obligations
	(Cost $109,886,810)	107,254,832
Contracts
	PURCHASED OPTIONS - 0.01%
227	Eurodollar 90 Day Futures
	Expiration: September, 2006,
	Exercise Price: $94.750	73,775
	Total Purchased Options
	(Cost $136,023)	73,775
Shares
	SHORT TERM INVESTMENTS - 5.92%
	Money Market Funds - 0.42%
2,602,734	Federated Prime Obligations Fund
	4.600%, 01/01/2050	2,602,734

Principal
Amount
	Repurchase Agreements - 5.42%
$16,600,000	Countrywide Capital
	Repurchase Agreement
	4.750%, 04/03/2006, repurchase
	price $16,606,571 , maturing
	04/03/2006 (collateralized by
	FNMA, 4.25%, 08/23/2007)	16,600,000

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	SHORT TERM INVESTMENTS (Continued)
	Repurchase Agreements (Continued)
$16,600,000	UBS Warburg
	Repurchase Agreement
	4.760%, 04/03/2006, repurchase
	price $16,606,585 , maturing
	04/03/2006 (collateralized by
	FNMA, 4.78%, 08/27/2007)	$16,600,000
		33,200,000
	US Government Agency Issues - 0.08%
500,000	FNMA
	0.000%, 05/15/2006 (e)	497,354
	Total Short Term Investments
	(Cost $36,300,088)	36,300,088
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 31.82%
	COMMERCIAL PAPER - 9.22%
1,978,892	CCN Bluegrass,
	4.85%, 11/20/06 (c)	1,978,892
3,957,783	CCN Independence IV LLC,
	4.82%,10/16/06 (c)	3,957,783
4,353,562	CCN Orchard Park,
	4.76%, 10/06/06 (c)	4,353,562
2,968,338	Concord Minutemen Capital Co.,
	4.65%, 04/04/06 (c)	2,968,338
5,936,676	Concord Minutemen Capital Co.,
	4.75%, 04/18/06 (c)	5,936,676
3,166,227	Duke Funding,
	4.82%, 04/26/06 (c) (d)	3,153,398
3,957,783	Duke Funding,
	4.64%, 06/06/06 (c)	3,957,783
7,915,567	Fenway Funding LLC,
	4.82%, 04/07/06 (c) (d)	7,904,832
7,915,567	Laguna Corp.,
	4.83%, 04/18/06 (c) (d)	7,888,785
4,551,451	Lakeside Funding LLC,
	4.70%, 04/10/06 (c)	4,551,451
1,978,892	Morgan Stanley,
	4.96%, 04/11/06	1,978,892
7,915,567	Thornburg Mortgage Capital LLC,
	4.71%, 04/10/06 (c) (d)	7,883,186
	Total Commercial Paper
	(Cost $56,513,578)	56,513,578

Principal		Market
Amount		Value
	CORPORATE BONDS AND NOTES - 1.65%
$ 1,978,892	Bayerische Landesbank,
	4.83%, 12/24/15	$1,978,892
3,957,783	Liquid Funding Ltd.,
	4.73%, 05/15/06 (c) (d)	3,957,382
2,374,670	Metlife Global,
	4.89%, 04/28/08	2,374,670
1,781,003	Northlake,
	4.91%, 03/06/33 (c)	1,781,003
	Total Corporate Bonds and Notes
	(Cost $10,091,947)	10,091,947
	CORPORATE PAYDOWN
	SECURITIES - 1.19%
1,978,892	Duke Funding,
	4.62%, 04/08/06 (c)	1,978,892
5,330,045	Leafs LLC,
	4.78%, 04/20/06 (c)	5,330,045
	Total Corporate Paydown
	Securities (Cost $7,308,937)	7,308,937
Shares
	MUTUAL FUND - 0.00%
51	AIM Short Term
	Liquid Asset Fund	51
	Total Mutual Fund
	(Cost $51)	51
Principal
Amount
	REPURCHASE AGREEMENTS - 19.76%
$29,683,378	Goldman Sachs Repurchase
	Agreement, 4.94%, 04/03/06,
	repurchase price $29,695,598,
	maturing 04/03/06 (Collateralized
	by non-U.S. Government Debt
	Securities, value $32,127,400,
	0.00% to 11.13%, 04/01/08 to
	07/15/32)	29,683,378
17,810,027	Merrill Lynch Repurchase
	Agreement, 4.93%, 04/03/06,
	repurchase price $17,817,344,
	maturing 04/03/06 (Collateralized
	by non-U.S. Government Debt
	Securities, value $18,754,978,
	0.00% to 12.00%, 07/15/06 to
	10/01/45)	17,810,027

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$17,018,470	Morgan Stanley Repurchase
	Agreement, 4.91%, 04/03/06,
	repurchase price $17,025,433,
	maturing 04/03/06 (Collateralized
	by Fannie Mae Mortgage
	Obligations, value $17,534,267,
	0.00% to 6.75%, 9/25/07 to
	10/25/35)	$17,018,470
56,596,307	Morgan Stanley Repurchase
	Agreement, 4.91%, 04/03/06,
	repurchase price $56,619,464,
	maturing 04/03/06 (Collateralized
	by Ginnie Mae Mortgage
	Obligations, value $58,215,642,
	0.97% to 6.50%, 5/20/14 to
	1/20/35)	56,596,307
	Total Repurchase Agreements
	(Cost $121,108,182)	121,108,182
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $195,022,695)	195,022,695
	Total Investments - 143.88%
	(Cost $890,219,411)	881,740,387
	Liabilities in Excess of
	Other Assets - (43.88)%	(268,898,954)
	TOTAL NET
	ASSETS - 100.00%	$612,841,433

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according the the Fund’s liquidity guidelines. The market value of these securities total $88,910,331, 14.5% of total net assets.

(d)	Variable Rate Security. The rate shown is the rate in effect on March 31, 2006.
(e)	Assigned as collateral for certain futures and options contracts.
(f)	Defaulted Security
(g)	Security purchased on a when-issued basis. On March 31, 2006 the total value of the investments purchased on a when- issued basis was $75,728,317 or 12.4% of total net assets.

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2006

		Market
Contracts		Value
	CALL OPTIONS
	U.S. Treasury Note Future
2,190	Expiration: May 26, 2006,
	Exercise Price: $109.00	13,687
	PUT OPTIONS
	U.S. Treasury Note Future
209	Expiration: May 26, 2006,
	Exercise Price: $105.00	55,516
	Total Options Written
	(Premiums received $100,174)	$69,203

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS
March 31, 2006

		Amount of		Amount of	Unrealized
Forward	Currency to	Currency to be	Currency to	Currency to	Appreciation
expiration date	be received	received/(sold)	be delivered	be delivered	(Depreciation)
5/10/06	Australian Dollars	1,419,024	U.S. Dollars	1,064,268	$ 49,408
5/15/06	Brazil Real	3,392,312	U.S. Dollars	1,540,000	(9,916)
6/9/06	Brazil Real	4,744,380	U.S. Dollars	2,140,000	(13,102)
5/10/06	Canadian Dollars	1,093,926	U.S. Dollars	952,648	14,662
4/27/06	European Monetary Unit	1,107,994	U.S. Dollars	1,338,187	(6,552)
4/12/06	Mexican Pesos	(24,497,242)	U.S. Dollars	(2,286,790)	(37,259)
4/12/06	Mexican Pesos	72,075,602	U.S. Dollars	6,763,217	144,665
					$141,906

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2006

	Number of
	Contracts			Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Eurodollar 90 Day Futures	8	758	Mar-07	$(6,640)
Eurodollar 90 Day Futures	93	8,816	Jun-06	(61,377)
Eurodollar 90 Day Futures	8	759	Jun-07	(5,615)
Eurodollar 90 Day Futures	21	1,989	Sep-06	(19,323)
Eurodollar 90 Day Futures	8	759	Sep-07	(4,602)
Eurodollar 90 Day Futures	5	474	Dec-06	(4,775)
U.S. Treasury 5 year Note Futures	486	50,757	Jun-06	(239,401)
U.S. Treasury 2 year Note Futures	152	15,493	Jun-06	(31,864)
U.S. Treasury 10 year Note Futures	125	13,512	Jun-06	(67,703)
U.S. Treasury Long Bond Futures	(2)	(218)	Jun-06	5,209
				$(436,091)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2006

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
ASSETS:
Investments in securities, at value (cost $663,988,583,
$708,925,970, $213,752,526 and
$180,774,714, respectively)[1]	$741,647,893	$759,591,496	$244,374,607	$206,787,496
Repurchase agreements (cost $139,070,176,
$161,823,920, $48,081,526, and
$40,668,007, respectively)	139,070,176	161,823,920	48,081,526	40,668,007
Cash	—	—	—	—
Receivable for investment securities sold	3,062,892	1,547,357	2,311,384	3,489,162
Income receivable	252,426	1,282,241	71,185	147,824
Receivable for fund shares sold	1,938,879	1,903,311	507,443	405,750
Other assets	56,381	59,143	46,375	25,373
Total Assets	886,028,647	926,207,468	295,392,520	251,523,612
LIABILITIES:
Collateral on securities loaned	223,947,221	260,587,989	77,426,550	65,488,429
Payable to Investment Advisor	497,914	512,714	170,071	155,318
Payable to Custodian	10	—	—	—
Payable for investment securities purchased	6,602,439	3,890,732	1,933,281	—
Payable for fund shares redeemed	567,260	585,067	172,725	129,063
Payable to Trustees	4,287	3,445	1,056	842
Other accrued expenses	487,978	497,538	173,849	160,280
Total Liabilities	232,107,109	266,077,485	79,877,532	65,933,932
NET ASSETS	$653,921,538	$660,129,983	$215,514,988	$185,589,680

NET ASSETS CONSIST OF:
Capital stock	559,675,968	570,691,905	179,547,291	155,386,284
Unrealized appreciation on investments	77,659,310	50,665,526	30,622,081	26,012,782
Accumulated undistributed net investment income	31,439	2,122,677	—	—
Accumulated undistributed net realized gain	16,554,821	36,649,875	5,345,616	4,190,614
Total Net Assets	$653,921,538	$660,129,983	$215,514,988	$185,589,680

Shares outstanding (unlimited shares
of no par value authorized)	65,731,611	56,109,598	20,336,394	12,876,667
Net asset value, offering and
redemption price per share	$9.95	$11.77	$10.60	$14.41

[1] Includes loaned securities with a market value of	$216,642,536	$248,646,820	$74,747,672	$63,191,725

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
March 31, 2006

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
ASSETS:
Investments in securities, at value (cost $538,109,265,
$70,290,387, $213,390,572 and $735,911,229, respectively)[1] .	$656,649,168	$103,367,633	$211,280,594	$727,432,205
Foreign currencies (cost $8,686,664, $0,
$0 and $59,879, respectively)	8,669,733	—	—	59,299
Repurchase agreements (cost $71,278,498, $22,158,420,
$0 and $154,308,182, respectively)	71,278,498	22,158,420	—	154,308,182
Appreciation of forward foreign currency contracts	—	—	—	208,735
Variation margin on futures contracts	—	—	—	42,995
Cash	8,548	4,590	2,242	120,862
Cash held at broker for futures contracts	—	—	—	122,527
Receivable for investment securities sold	7,428,574	380,648	—	59,785,482
Income receivable	1,413,963	384,730	2,693,490	4,693,867
Receivable for fund shares sold	2,025,950	220,628	1,058,272	4,143,756
Other assets	57,652	16,215	16,506	62,975
Total Assets	747,532,086	126,532,864	215,051,104	950,980,885
LIABILITIES:
Options written at value (Premium received $0, $0,
$0 and $100,174, respectively	—	—	—	69,203
Collateral on securities loaned	114,781,055	35,682,105	—	195,022,695
Depreciation of forward foreign currency contracts	—	—	—	66,829
Payable to Investment Advisor	470,675	73,116	154,744	395,872
Payable to Custodian	—	—	—	—
Distributions payable to shareholders	—	—	576,000	2,657,687
Payable for investment securities purchased	18,996,195	997,965	872,872	138,385,845
Payable for fund shares redeemed	573,434	80,304	88,984	1,029,638
Payable to Trustees	2,407	—	1,494	3,384
Other accrued expenses	420,102	83,328	186,812	508,299
Total Liabilities	135,243,868	36,916,818	1,880,906	338,139,452
NET ASSETS	$612,288,218	$89,616,046	$213,170,198	$612,841,433

NET ASSETS CONSIST OF:
Capital stock	464,345,065	55,671,363	215,556,454	627,426,435
Unrealized appreciation/(depreciation) on:
Investments	118,539,903	33,077,246	(2,109,978)	(8,479,024)
Written options	—	—	—	30,971
Foreign currencies	(16,699)	—	—	9,652
Futures contracts	—	—	—	(436,091)
Forward currency exchange contracts	—	—	—	141,906
Accumulated undistributed net investment income/(loss)	(3,461,577)	—	13,486	(244,315)
Accumulated undistributed net realized gain/(loss)	32,881,526	867,437	(289,764)	(5,608,101)
Total Net Assets	$612,288,218	$89,616,046	$213,170,198	$612,841,433

Shares outstanding (unlimited shares
of no par value authorized)	43,536,399	4,853,926	19,801,022	67,281,676
Net asset value, offering and
redemption price per share	$14.06	$18.46	$10.77	$9.11

[1] Includes loaned securities with a market value of	$109,956,115	$34,795,996	$—	$190,231,522

See notes to financial statements.

(This Page Intentionally Left Blank.)

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2006

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $0, $0,
$0 and $17,276, respectively)	$4,269,469	$9,914,553	$550,846	$1,092,651
Interest income	359,955	574,299	146,450	239,274
Total investment income	4,629,424	10,488,852	697,296	1,331,925
EXPENSES:
Investment advisory fees	4,431,801	4,441,027	1,292,495	1,210,974
Distribution (12b-1) fees	1,193,069	1,178,767	340,130	302,744
Federal and state registration fees	135,564	137,960	67,135	67,841
Custody fees	49,772	44,245	28,888	30,830
Audit fees	24,105	24,489	20,544	21,009
Shareholder servicing fees	242,981	235,042	69,515	65,060
Fund accounting fees	53,378	52,787	19,577	15,866
Administration fees	162,312	159,817	44,586	40,497
Transfer agent fees and expenses	21,829	21,886	12,592	12,203
Reports to shareholders	21,759	21,497	18,294	6,919
Directors’ fees and expenses	22,048	22,686	6,781	6,743
Legal fees	57,822	60,959	18,526	18,431
Insurance fees	14,630	14,657	3,980	3,289
Payroll expense	6,175	5,915	1,668	1,543
Total expenses before expense reimbursements	6,437,245	6,421,734	1,944,711	1,803,949
Less securities lending credit (See Note 6)	(125,850)	(274,973)	(68,246)	(25,533)
Expenses recaptured by the Advisor (See Note 3)	—	—	—	72,855
Net expenses	6,311,395	6,146,761	1,876,465	1,851,271
Net investment income/(loss)	(1,681,971)	4,342,091	(1,179,169)	(519,346)
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	29,183,549	43,143,883	19,762,867	9,303,736
Net change in unrealized appreciation on investments	20,178,486	96,089	17,742,682	9,808,704
Net realized and unrealized gains	49,362,035	43,239,972	37,505,549	19,112,440
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$47,680,064	$47,582,063	$36,326,380	$18,593,094

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended March 31, 2006

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of
$544,710, $2,336, $0 and $0, respectively)	$4,200,743	$2,240,183	$—	$157,593
Interest income	356,009	76,183	4,874,736	20,226,179
Total investment income	4,556,752	2,316,366	4,874,736	20,383,772
EXPENSES:
Investment advisory fees	3,527,307	553,739	1,134,299	3,303,616
Distribution (12b-1) fees	930,595	145,721	354,468	1,101,912
Federal and state registration fees	127,151	59,587	64,883	148,748
Custody fees	67,388	12,594	13,663	84,806
Audit fees	20,548	19,469	20,242	43,874
Shareholder servicing fees	187,092	35,599	73,866	231,287
Fund accounting fees	45,473	7,411	25,380	71,667
Administration fees	123,781	18,986	47,048	146,556
Transfer agent fees and expenses	18,773	10,558	12,831	20,848
Reports to shareholders	18,274	4,881	6,908	23,174
Directors’ fees and expenses	19,377	4,102	6,331	20,224
Legal fees	52,189	12,028	16,027	51,787
Insurance fees	10,592	1,949	4,005	13,295
Payroll expense	4,704	748	1,668	4,509
Total expenses before fee waivers and/or
expense reimbursements	5,153,244	887,372	1,781,619	5,266,303
Less securities lending credit (See Note 6)	(156,177)	(12,140)	—	(161,142)
Expenses (waived)/recaptured
by the Advisor (See Note 3)	—	(6,707)	47,517	—
Net expenses	4,997,067	868,525	1,829,136	5,105,161
Net investment income/(loss)	(440,315)	1,447,841	3,045,600	15,278,611

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended March 31, 2006

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
NET REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	$49,087,714	$2,991,291	$(67,861)	$(3,546,587)
Written options	—	—	—	247,280
Foreign currencies	(301,831)	—	—	61,523
Futures contracts	—	—	—	(2,116,077)
Swap contracts	—	—	—	(142,465)
Forward currency contracts	—	—	—	31,246
Total	48,785,883	2,991,291	(67,861)	(5,465,080)
Net change in unrealized appreciation/(depreciation) on:
Investments	82,815,784	11,445,981	(4,156,643)	(12,224,158)
Written options	—	—	—	186,376
Foreign currencies	(16,699)	—	—	22,797
Futures contracts	—	—	—	(181,536)
Swap contracts	—	—	—	38,633
Forward currency contracts	—	—	—	(344,378)
Total	82,799,085	11,445,981	(4,156,643)	(12,502,266)
Net realized and unrealized gain/(loss)	131,584,968	14,437,272	(4,224,504)	(17,967,346)
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$131,144,653	$15,885,113	$(1,178,904)	$(2,688,735)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	March 31,	June 30,	March 31,	June 30,
	2006	2005	2006	2005
OPERATIONS:
Net investment income/(loss)	$(1,681,971)	$(1,697,328)	$4,342,091	$3,251,577
Net realized gain/(loss) on investment transactions	29,183,549	(3,042,212)	43,143,883	11,347,262
Change in unrealized appreciation on investments	20,178,486	11,378,549	96,089	15,353,402
Net increase in net assets
resulting from operations	47,680,064	6,639,009	47,582,063	29,952,241
CAPITAL SHARE TRANSACTIONS:
Shares sold	201,714,521	318,816,577	204,871,407	320,385,166
Shares issued to holders in reinvestment of dividends	—	—	10,739,626	8,172,447
Shares redeemed	(165,944,592)	(99,436,811)	(154,900,921)	(113,645,485)
Net increase	35,769,929	219,379,766	60,710,112	214,912,128
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	—	—	(4,087,194)	(2,137,173)
From net realized gains	—	—	(14,924,573)	(12,064,060)
Total dividends and distributions	—	—	(19,011,767)	(14,201,233)

INCREASE IN NET ASSETS	83,449,993	226,018,775	89,280,408	230,663,136

NET ASSETS:
Beginning of year	570,471,545	344,452,770	570,849,575	340,186,439
End of year (including undistributed net
investment income of ($31,439, $31,439,
$2,122,677 and $1,867,780, respectively)	$653,921,538	$570,471,545	$660,129,983	$570,849,575

CHANGES IN SHARES OUTSTANDING
Shares sold	20,603,043	35,501,955	17,813,559	29,366,301
Shares issued to holders in reinvestment of dividends	—	—	950,409	718,141
Shares redeemed	(16,889,797)	(11,104,342)	(13,439,287)	(10,341,351)
Net increase	3,713,246	24,397,613	5,324,681	19,743,091

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	March 31,	June 30,	March 31,	June 30,
	2006	2005	2006	2005
OPERATIONS:
Net investment loss	$(1,179,169)	$(918,334)	$(519,346)	$(363,182)
Net realized gain on investment transactions	19,762,867	4,068,012	9,303,736	9,054,428
Change in unrealized appreciation on investments	17,742,682	115,208	9,808,704	3,701,966
Net increase in net assets
resulting from operations	36,326,380	3,264,886	18,593,094	12,393,212
CAPITAL SHARE TRANSACTIONS:
Shares sold	87,369,505	83,978,187	76,154,464	79,733,516
Shares issued to holders in reinvestment of dividends	8,284,613	—	5,793,390	2,160,322
Shares redeemed	(49,433,823)	(25,861,400)	(34,523,553)	(58,244,707)
Net increase	46,220,295	58,116,787	47,424,301	23,649,131
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	—	—	—	—
From net realized gains	(15,602,948)	—	(11,531,340)	(3,887,396)
Total dividends and distributions	(15,602,948)	—	(11,531,340)	(3,887,396)

INCREASE IN NET ASSETS	66,943,727	61,381,673	54,486,055	32,154,947

NET ASSETS:
Beginning of year	148,571,261	87,189,588	131,103,625	98,948,678
End of year (including undistributed net
investment income of ($0, $0,
$0 and $0, respectively)	$215,514,988	$148,571,261	$185,589,680	$131,103,625

CHANGES IN SHARES OUTSTANDING
Shares sold	8,833,116	9,206,311	5,462,863	6,032,856
Shares issued to holders in reinvestment of dividends	871,148	—	430,415	156,319
Shares redeemed	(4,914,137)	(2,851,564)	(2,456,339)	(4,402,714)
Net increase	4,790,127	6,354,747	3,436,939	1,786,461

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Equity Fund		Real Estate Securities Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	March 31,	June 30,	March 31,	June 30,
	2006	2005	2006	2005
				(Restated -
				See Note 2)
OPERATIONS:
Net investment income/(loss)	$(440,315)	$3,794,499	$1,447,841	$2,560,035
Net realized gain on investment transactions	48,785,883	24,407,090	2,991,291	8,797,252
Change in unrealized appreciation on investments	82,799,085	15,803,738	11,445,981	10,778,805
Net increase in net assets
resulting from operations	131,144,653	44,005,327	15,885,113	22,136,092
CAPITAL SHARE TRANSACTIONS:
Shares sold	216,783,941	239,122,608	43,135,447	59,607,185
Shares issued to holders in reinvestment of dividends	23,536,325	2,533,958	5,420,394	2,928,904
Shares redeemed	(130,180,681)	(129,960,660)	(40,092,104)	(84,251,749)
Net increase/(decrease)	110,139,585	111,695,906	8,463,737	(21,715,660)
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	(5,758,870)	(1,968,196)	(1,276,459)	(2,660,912)
From net realized gains	(36,222,721)	(2,524,840)	(8,500,223)	(2,511,494)
Total dividends and distributions	(41,981,591)	(4,493,036)	(9,776,682)	(5,172,406)

INCREASE/(DECREASE) IN NET ASSETS	199,302,647	151,208,197	14,572,168	(4,751,974)

NET ASSETS:
Beginning of year	412,985,571	261,777,374	75,043,878	79,795,852
End of year (including undistributed net
investment income/(loss) of $(3,461,577),
$2,496,575, $0 and $(261,161), respectively)	$612,288,218	$412,985,571	$89,616,046	$75,043,878

CHANGES IN SHARES OUTSTANDING
Shares sold	16,753,013	21,073,076	2,485,087	3,873,018
Shares issued to holders in reinvestment of dividends	1,847,435	210,987	337,719	180,240
Shares redeemed	(10,092,590)	(11,359,338)	(2,304,689)	(5,560,961)
Net increase/(decrease)	8,507,858	9,924,725	518,117	(1,507,703)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tax-Exempt Fixed		Core Plus Fixed
	Income Fund		Income Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	March 31,	June 30,	March 31,	June 30,
	2006	2005	2006	2005
OPERATIONS:
Net investment income	$3,045,600	$2,110,020	$15,278,611	$9,635,029
Net realized gain/(loss) on investment transactions	(67,861)	(151,193)	(5,465,080)	6,570,977
Change in unrealized appreciation/(depreciation)
on investments	(4,156,643)	2,247,303	(12,502,266)	6,699,702
Net increase/(decrease) in net assets
resulting from operations	(1,178,904)	4,206,130	(2,688,735)	22,905,708
CAPITAL SHARE TRANSACTIONS:
Shares sold	99,145,899	109,425,741	305,567,156	326,583,212
Shares issued to holders in reinvestment of dividends	1,639,001	1,080,128	48,529,614	6,468,013
Shares redeemed	(40,924,483)	(35,359,324)	(157,120,055)	(120,921,040)
Net increase	59,860,417	75,146,545	196,976,715	212,130,185
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	(3,056,168)	(2,109,378)	(10,056,865)	(10,299,353)
From net realized gains	—	—	(10,241,890)	(1,476,782)
Return of Capital	—	—	(69,195,594)	—
Total dividends and distributions	(3,056,168)	(2,109,378)	(89,494,349)	(11,776,135)

INCREASE IN NET ASSETS	55,625,345	77,243,297	104,793,631	223,259,758

NET ASSETS:
Beginning of year	157,544,853	80,301,556	508,047,802	284,788,044
End of year (including undistributed net
investment income of $13,486, $24,054,
$(244,315) and $30,874, respectively)	$213,170,198	$157,544,853	$612,841,433	$508,047,802

CHANGES IN SHARES OUTSTANDING
Shares sold	9,097,399	9,973,046	30,579,856	30,715,066
Shares issued to holders in reinvestment of dividends	151,237	98,510	5,224,186	609,214
Shares redeemed	(3,759,123)	(3,226,517)	(15,879,856)	(11,391,944)
Net increase	5,489,513	6,845,039	19,924,186	19,932,336

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

			Large Cap Growth Fund
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2006	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock
outstanding for the entire period and selected
information for the period are as follows:
Net asset value, beginning of period	$9.20	$9.16	$7.59	$7.28	$10.00

Income from investment operations:
Net investment loss	(0.03)	(0.03)	(0.04)	—	(0.04)
Net realized and unrealized
gains/(losses) on investments	0.78	0.07	1.61	0.31	(2.68)
Total from investment operations	0.75	0.04	1.57	0.31	(2.72)
Less distributions:
Dividends from
net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value, end of period	$9.95	$9.20	$9.16	$7.59	$7.28

Total return	8.15%(1)	0.44%	20.69%	4.26%	-27.20%

Supplemental data and ratios:
Net assets, end of period	$653,921,538	$570,471,545	$344,452,770	$118,363,326	$49,664,714

Ratio of expenses to average net assets
Before Securities Lending Credit,
including Recapture	1.35%(2)	1.39%	1.51%	1.63%	1.75%
After Expense
Reimbursement/Recapture
and Securities Lending Credit	1.32%(2)	1.37%	1.49%	1.49%	1.49%

Ratio of net investment loss
to average net assets
Before Securities Lending Credit,
including Recapture	-0.38%(2)	-0.41%	-0.83%	-0.84%	-1.19%
After Expense
Reimbursement/Recapture	-0.35%(2)	-0.39%	-0.81%	-0.70%	-0.93%

Portfolio turnover rate	72.34%	21.63%	24.66%	30.47%	82.84%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

		Large Cap Value Fund
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2006	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock
outstanding for the entire period and selected
information for the period are as follows:
Net asset value, beginning of period	$11.24	$10.96	$ 8.78	$9.20	$10.00

Income from investment operations:
Net investment income	0.07	0.07	0.03(3)	0.04(3)	0.05
Net realized and unrealized
gains/(losses) on investments	0.79	0.56	2.17(3)	(0.41)(3)	(0.82)
Total from investment operations	0.86	0.63	2.20	(0.37)	(0.77)
Less distributions:
Dividends from
net investment income	(0.07)	(0.05)	(0.02)	(0.04)	(0.03)
Dividends from net realized gains	(0.26)	(0.30)	—	(0.01)	—
Total distributions	(0.33)	(0.35)	(0.02)	(0.05)	(0.03)
Net asset value, end of period	$11.77	$11.24	$10.96	$8.78	$9.20

Total return	7.85%(1)	5.69%	25.12%	-3.89%	-7.76%

Supplemental data and ratios:
Net assets, end of period	$660,129,983	$570,849,575	$340,186,439	$117,847,247	$53,317,327

Ratio of expenses to average net assets
Before Securities Lending Credit,
including Recapture	1.36%(2)	1.38%	1.51%	1.61%	1.78%
After Expense
Reimbursement/Recapture
and Securities Lending Credit	1.30%(2)	1.33%	1.49%	1.49%	1.49%

Ratio of net investment income
to average net assets
Before Securities Lending Credit,
including Recapture	0.86%(2)	0.67%	0.47%	0.56%	0.28%
After Expense
Reimbursement/Recapture	0.92%(2)	0.72%	0.49%	0.68%	0.57%

Portfolio turnover rate	64.61%	20.06%	26.27%	49.79%	94.61%

(1) Not Annualized.
(2) Annualized.
(3) As restated. See Note 2 to the Financial Statements.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

		Small/Mid Cap Growth Fund
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2006	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock
outstanding for the entire period and selected
information for the period are as follows:
Net asset value, beginning of period	$9.56	$9.49	$7.64	$7.20	$10.00

Income from investment operations:
Net investment loss	(0.06)	(0.06)	(0.06)	—	(0.06)
Net realized and unrealized
gains/(losses) on investments	1.95	0.13	1.91	0.44	(2.74)
Total from investment operations	1.89	0.07	1.85	0.44	(2.80)
Less distributions:
Dividends from
net investment income	—	—	—	—	—
Dividends from net realized gains	(0.85)	—	—	—	—
Total distributions	(0.85)	—	—	—	—
Net asset value, end of period	$10.60	$9.56	$9.49	$7.64	$7.20

Total return	20.82%(1)	0.74%	24.21%	6.11%	-28.00%

Supplemental data and ratios:
Net assets, end of period	$215,514,988	$148,571,261	$87,189,588	$31,520,846	$12,917,171

Ratio of expenses to average net assets
Before Securities Lending Credit,
including Recapture	1.43%(2)	1.54%	1.61%	2.01%	2.30%
After Expense
Reimbursement/Recapture
and Securities Lending Credit	1.38%(2)	1.50%	1.57%	1.59%	1.59%

Ratio of net investment loss
to average net assets
Before Securities Lending Credit,
including Recapture	-0.92%(2)	-0.85%	-0.97%	-1.78%	-2.01%
After Expense
Reimbursement/Recapture	-0.87%(2)	-0.81%	-0.93%	-1.36%	-1.30%

Portfolio turnover rate	180.64%	99.09%	56.19%	19.02%	51.57%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

		Small/Mid Cap Value Fund
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2006	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock
outstanding for the entire period and selected
information for the period are as follows:
Net asset value, beginning of period	$13.89	$12.93	$10.13	$10.15	$10.00

Income from investment operations:
Net investment loss	(0.04)	(0.04)	(0.04)	—	(0.02)
Net realized and unrealized
gains/(losses) on investments	1.52	1.40	2.84	(0.02)	0.17
Total from investment operations	1.48	1.36	2.80	(0.02)	0.15
Less distributions:
Dividends from
net investment income	—	—	—	—	—
Dividends from net realized gains	(0.96)	(0.40)	—	—	—
Total distributions	(0.96)	(0.40)	—	—	—
Net asset value, end of period	$14.41	$13.89	$12.93	$10.13	$10.15

Total return	11.18%(1)	10.56%	27.64%	-0.20%	1.50%

Supplemental data and ratios:
Net assets, end of period	$185,589,680	$131,103,625	$98,948,678	$29,703,370	$13,311,184

Ratio of expenses to average net assets
Before Securities Lending Credit,
including Recapture	1.55%(2)	1.61%	1.66%	2.20%	2.40%
After Expense
Reimbursement/Recapture
and Securities Lending Credit	1.53%(2)	1.59%	1.56%	1.59%	1.59%

Ratio of net investment loss
to average net assets
Before Securities Lending Credit,
including Recapture	-0.45%(2)	-0.32%	-0.53%	-0.97%	-1.14%
After Expense
Reimbursement/Recapture	-0.43%(2)	-0.30%	-0.43%	-0.36%	-0.33%

Portfolio turnover rate	72.42%	92.42%	82.83%	64.32%	84.19%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

		International Equity Fund
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2006	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock
outstanding for the entire period and selected
information for the period are as follows:
Net asset value, beginning of period	$11.79	$10.43	$ 8.22	$ 8.96	$10.00

Income from investment operations:
Net investment income	(0.01)	0.10	0.02(3)	0.06(3)	0.03
Net realized and unrealized
gains/(losses) on investments	3.40	1.40	2.23(3)	(0.77)(3)	(1.07)
Total from investment operations	3.39	1.50	2.25	(0.71)	(1.04)
Less distributions:
Dividends from
net investment income	(0.15)	(0.06)	(0.04)	(0.03)	—
Dividends from net realized gains	(0.97)	(0.08)	—	—	—
Total distributions	(1.12)	(0.14)	(0.04)	(0.03)	—
Net asset value, end of period	$14.06	$11.79	$10.43	$ 8.22	$8.96

Total return	29.75%(1)	14.37%	27.40%	-7.92%	-10.40%

Supplemental data and ratios:
Net assets, end of period	$612,288,218	$412,985,571	$261,777,374	$76,915,396	$57,301,398

Ratio of expenses to average net assets
Before Securities Lending Credit,
including Recapture	1.38%(2)	1.38%	1.53%	1.60%	1.71%
After Expense
Reimbursement/Recapture
and Securities Lending Credit	1.34%(2)	1.33%	1.47%	1.59%	1.59%

Ratio of net investment income/(loss)
to average net assets
Before Securities Lending Credit,
including Recapture	-0.16%(2)	1.01%	0.56%	0.97%	0.36%
After Expense
Reimbursement/Recapture	-0.12%(2)	1.06%	0.62%	0.99%	0.48%

Portfolio turnover rate	66.98%	80.32%	60.74%	148.87%	76.83%

(1) Not Annualized.
(2) Annualized.
(3) As restated. See Note 2 to the Financial Statements.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

		Real Estate Securities Fund
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2006	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock
outstanding for the entire period and selected
information for the period are as follows:
Net asset value, beginning of period	$17.31	$13.66	$11.27	$11.18	$10.00

Income from investment operations:
Net investment income(4)	0.33	0.44(3)	0.44(3)	0.45(3)	0.46(3)
Net realized and unrealized
gains on investments(4)	3.27	4.04(3)	2.27(3)	0.05(3)	0.97(3)
Total from investment operations	3.60	4.48	2.71	0.50	1.43
Less distributions:
Dividends from
net investment income	(0.32)	(0.43)	(0.32)	(0.33)	(0.25)
Dividends from net realized gains	(2.13)	(0.40)	—	(0.08)	—
Total distributions	(2.45)	(0.83)	(0.32)	(0.41)	(0.25)
Net asset value, end of period	$18.46	$17.31	$13.66	$11.27	$11.18

Total return	22.94%(1)	33.22%	24.24%	4.87%	14.60%

Supplemental data and ratios:
Net assets, end of period	$89,616,046	$75,043,878	$79,795,852	$26,188,608	$14,186,721

Ratio of expenses to average net assets
Before Securities Lending Credit,
including Recapture	1.51%(2)	1.51%	1.56%	2.02%	2.28%
After Expense
Reimbursement/Recapture
and Securities Lending Credit	1.49%(2)	1.49%	1.49%	1.49%	1.49%

Ratio of net investment income
to average net assets
Before Securities Lending Credit,
including Recapture	2.46%(2)	2.83%(3)	3.35%(3)	3.80%(3)	3.72%(3)
After Expense
Reimbursement/Recapture	2.48%(2)	2.85%(3)	3.41%(3)	4.33%(3)	4.51%(3)

Portfolio turnover rate	41.09%	77.64%	24.30%	28.71%	68.04%

(1) Not Annualized.
(2) Annualized.
(3) As restated. See Note 2 of Notes to Financial Statements.
(4) Calculated using the average shares outstanding method.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

		Tax-Exempt Fixed Income Fund
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2006	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock
outstanding for the entire period and selected
information for the period are as follows:
Net asset value, beginning of period	$11.01	$10.75	$11.05	$10.46	$10.00

Income from investment operations:
Net investment income	0.17	0.20	0.17	0.22	0.18
Net realized and unrealized
gains (losses) on investments	(0.24)	0.26	(0.28)	0.59	0.46
Total from investment operations	(0.07)	0.46	(0.11)	0.81	0.64
Less distributions:
Dividends from
net investment income	(0.17)	(0.20)	(0.17)	(0.22)	(0.18)
Dividends from net realized gains	—	—	(0.02)	—	—
Total distributions	(0.17)	(0.20)	(0.19)	(0.22)	(0.18)
Net asset value, end of period	$10.77	$11.01	$10.75	$11.05	$10.46

Total return	-0.64%(1)	4.29%	-1.01%	7.78%	6.47%

Supplemental data and ratios:
Net assets, end of period	$213,170,198	$157,544,853	$80,301,556	$26,100,100	$14,088,545

Ratio of expenses to average net assets
Before Securities Lending Credit,
including Recapture	1.29%(2)	1.33%	1.41%	1.82%	2.28%
After Expense
Reimbursement/Recapture
and Securities Lending Credit	1.29%(2)	1.29%	1.29%	1.29%	1.29%

Ratio of net investment income
to average net assets
Before Securities Lending Credit,
including Recapture	2.15%(2)	1.90%	1.65%	1.66%	1.42%
After Expense
Reimbursement/Recapture	2.15%(2)	1.94%	1.77%	2.19%	2.41%

Portfolio turnover rate	14.61%	30.05%	18.90%	19.18%	11.02%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

		Core Plus Fixed Income Fund
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2006	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock
outstanding for the entire period and selected
information for the period are as follows:
Net asset value, beginning of period	$10.73	$10.38	$10.71	$10.15	$10.00

Income from investment operations:
Net investment income	0.34	0.25	0.36	0.48	0.45
Net realized and unrealized
gains/(losses) on investments	(0.39)	0.41	(0.34)	0.56	0.15
Total from investment operations	(0.05)	0.66	0.02	1.04	0.60
Less distributions:
Dividends from
net investment income	(0.26)	(0.27)	(0.35)	(0.48)	(0.45)
Dividends from net realized gains	(0.08)	(0.04)	—	—	—
Return of Capital	(1.23)	—	—	—	—
Total distributions	(1.57)	(0.31)	(0.35)	(0.48)	(0.45)
Net asset value, end of period	$ 9.11	$10.73	$10.38	$10.71	$10.15

Total return	-0.48%(1)	6.47%	0.21%	10.47%	6.03%

Supplemental data and ratios:
Net assets, end of period	$612,841,433	$508,047,802	$284,788,044	$110,280,032	$52,817,274

Ratio of expenses to average net assets
Before Securities Lending Credit,
including Recapture	1.19%(2)	1.24%	1.29%	1.41%	1.62%
After Expense
Reimbursement/Recapture
and Securities Lending Credit	1.16%(2)	1.20%	1.29%	1.29%	1.29%

Ratio of net investment income
to average net assets
Before Securities Lending Credit,
including Recapture	3.43%(2)	2.51%	3.71%	4.69%	5.04%
After Expense
Reimbursement/Recapture	3.47%(2)	2.55%	3.71%	4.81%	5.37%

Portfolio turnover rate	261.52%	471.24%	11.82%	52.99%	39.01%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
March 31, 2006

1.	Organization

AssetMark Funds (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eight non-diversified funds (the “Funds”): AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds commenced operations on June 29, 2001.

2.	Restatement

In preparing the 2006 financial statements of the AssetMark Real Estate Securities Fund, management determined that it had misclassified returns of capital on distributions received from REIT securities held in the fund portfolio in prior years by recording them as income rather than as an adjustment to the cost of the security. This misclassification had no impact on amounts previously reported for net asset value, distributions paid, amounts of income reported to shareholders, total return, portfolio turnover rate, security valuation, or net change in net assets from operations. These financial statements have been restated to reclassify amounts reported for net investment income, net realized gain and change in unrealized appreciation on investments in the Statement of Changes in Net Assets for the year ended June 30, 2005, and for the net investment income per share, net realized and unrealized gain/(loss) on investments per share, the ratio of net investment income to average net assets, and the ratio of net investment income before securities lending credit, including recapture to average net assets after expense reimbursement recapture for the years ended prior to March 31, 2006 in the Financial Highlights.
The amounts before and after the restatement for the AssetMark Real Estate Securities Fund are shown in the table below:

	As originally
	reported	Restated
Statement of Changes in Net Assets -
Year Ended June 30, 2005
Net investment income	$3,134,928	$2,560,035
Net realized gain
on investments	8,401,087	8,797,252
Change in unrealized
appreciation on
Investments	10,600,077	10,778,805
Net increase in net assets
from operations	22,136,092	22,136,092
Undistributed net
investment income	—	(261,161)
		As originally
		Reported	Restated
Per Share Financial Highlights -
Net investment income:	2005	0.59	0.44
	2004	0.56	0.44
	2003	0.56	0.45
	2002	0.46	0.46
Net realized and
unrealized gain/(loss)
on investments:	2005	3.89	4.04
	2004	2.15	2.27
	2003	(0.06)	0.05
	2002	0.97	0.97
Ratio of net investment
income before securities
lending credit, including
recapture to average
net assets:	2005	3.47%	2.83%
	2004	4.14%	3.35%
	2003	4.61%	3.80%
	2002	4.36%	3.72%
Ratio of net investment
income after expense
reimbursement/recapture
to average net assets:	2005	3.49%	2.85%
	2004	4.20%	3.41%
	2003	5.14%	4.33%
	2002	5.15%	4.51%

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2006

For the AssetMark Large Cap Value Fund and the AssetMark International Equity Fund, certain per share amounts related to net investment income and net realized and unrealized gains/losses on investments for the years ended 2004 and 2003 have been revised to properly correct for a mathematical error.

As originally reported for the AssetMark Large Cap Value Fund, the net investment income amounts per share were $0.05 and $0.06 for 2004 and 2003, respectively, and the net realized and unrealized gains/losses on investments amounts per share were $2.15 and $(0.43) for 2004 and 2003, respectively. As restated, the net investment income amounts per share were $0.03 and $0.04 for 2004 and 2003, respectively, and the net realized and unrealized gains/losses on investments amounts per share were $2.17 and $(0.41) for 2004 and 2003, respectively.

As originally reported for the AssetMark International Equity Fund, the net investment income amounts per share were $0.08 and $0.09 for 2004 and 2003, respectively, and the net realized and unrealized gains/losses on investments amounts per share were $2.17 and $(0.80) for 2004 and 2003, respectively. As restated, the net investment income amounts per share were $0.02 and $0.06 for 2004 and 2003, respectively, and the net realized and unrealized gains/losses on investments amounts per share were $2.23 and $(0.77) for 2004 and 2003, respectively.

This correction has no impact to the Funds’ net assets or total results from operations.
3.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADR’s are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Investments in open-end investment companies are valued at the closing net asset value per share of each mutual fund on the day of valuation.
Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a fund calculates net asset value will be valued at their fair market value as determined by the Valuation Committee.

(b)	Repurchase Agreements
Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Core Plus Fixed Income Fund entered into repurchase agreements during the period ended March 31, 2006. For all funds engaged in

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2006

securities lending, portions of cash collateral for securities on loan were invested in repurchase agreements at March 31, 2006.
(c)	Federal Income Taxes

The Funds intend to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

(f)	Expenses

Most expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(g)
Security Transactions and Income Recognition Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(h)	Distributions to Shareholders

The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(i)	Derivatives
Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps and may be used by a Fund for hedging purposes as well as direct investment.
Forward Currency Contracts
The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2006

depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.
Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions, but will only engage in option strategies for non-speculative purposes. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price.

As of March 31, 2006, the Core Plus Fixed Income Fund has entered into written call and put options, for which sufficient collateral was set aside, as disclosed in the schedule of investments.
Futures

Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Futures contracts are valued at the daily quoted settlement prices.
Swaps
The Core Plus Fixed Income Fund entered into credit default swaps during the period. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of default is

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2006

transferred from the holder of the fixed income security to the seller of the swap.
Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.
The Funds had no open or outstanding swap contracts as of March 31, 2006.
(j)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(k)	Restricted Securities

A restricted security generally is subject to restrictions on resale without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund.

(l)	Short Sales

Although not currently part of any of the Fund’s investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.

(m)	Trustee Compensation

For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $30,000 per year and $2,500 per in-person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. Telephonic meeting fees are determined according to length of the meeting as follows: $1,000 for one to two hours, $1,500 for two to three hours and $2,500 for three hours or longer. The interested persons who serve as Trustees of the Trust receive no compensation for their service as Trustees.

4.	Investment Advisor
The Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark Investment Services, Inc. (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.95%
Large Cap Value Fund	0.95%
Small/Mid Cap Growth Fund	0.95%
Small/Mid Cap Value Fund	1.00%
International Equity Fund	0.95%
Real Estate Securities Fund	0.95%
Tax-Exempt Fixed Income Fund	0.80%
Core Plus Fixed Income Fund	0.75%

In addition, the Trust and Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to: (1) waive 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $12 billion; and (2) waive portions of its advisory fee to the extent necessary to pass on certain breakpoints in the underlying sub-advisory fee arrangements that are reached as Fund assets grow.

The Advisor has agreed to waive, through October 31, 2006, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Funds’ operating expenses do not

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2006

exceed the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	1.49%
Large Cap Value Fund	1.49%
Small/Mid Cap Growth Fund	1.59%
Small/Mid Cap Value Fund	1.59%
International Equity Fund	1.59%
Real Estate Securities Fund	1.49%
Tax-Exempt Fixed Income Fund	1.29%
Core Plus Fixed Income Fund	1.29%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration
	6/30/06	6/30/07	6/30/08
Large Cap Growth Fund	—	—	—
Large Cap Value Fund	—	—	—
Small/Mid Cap
Growth Fund	—	—	—
Small/Mid Cap
Value Fund	—	—	—
International
Equity Fund	—	—	—
Real Estate
Securities Fund	$87,118	$29,252	—
Tax-Exempt Fixed
Income Fund	55,295	59,111	$41,084
Core Plus Fixed
Income Fund	—	—	—

As of March 31, 2006, the Tax-Exempt Fixed Income Fund is recouping waived or reimbursed expenses. As of March 31, 2006, the Large Cap Growth Fund, Large Cap Value Fund, Small/MidCap Growth Fund, Small/MidCap Value Fund, International Equity Fund and Core Plus Fixed Income Fund have recouped all potential recoverable waived or reimbursed expenses. The Advisor is still waiving expenses periodically in the Real Estate Securities Fund to keep this Fund at the expense cap.

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on each Fund’s average daily net assets.

5.	Distribution Plan

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons who provide support services in connection with the distribution of the Funds’ shares and servicing of the Funds’ shareholders. AssetMark Capital Corporation, an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

6.	Service and Custody Agreements

The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

7.	Securities Lending
Effective July 1, 2003 the Funds entered into a securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2006

rebates to brokers, 65% of the net securities lending revenue shall be solely paid as credits to the Funds to be used as an offset against custody costs and other charges incurred by the Funds from the custodian, administration, fund accounting and transfer agent fees and shall not, in any event, be paid as cash to the Funds. The Custodian shall be paid a fee for administering a securities lending program for the Funds, equal to the remaining 35% of the net securities lending revenues generated under the agreement. Prior to June 1, 2004, the allocation rate was 60% for the Fund and 40% for the Custodian.

As of March 31, 2006, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of the total cash collateral received. Securities lending income is disclosed in the Fund’s Statement of Operations.

As of March 31, 2006, the values of securities loaned and collateral held were as follows:

	Market Value
	of Securities
	Loaned	Collateral

Large Cap Growth Fund	$216,642,536	$223,947,221
Large Cap Value Fund	248,646,820	260,587,989
Small/Mid Cap
Growth Fund	74,747,672	77,426,550
Small/Mid Cap
Value Fund	63,191,725	65,488,429
International
Equity Fund	109,956,115	114,781,055
Real Estate
Securities Fund	34,795,996	35,682,105
Core Plus Fixed
Income Fund	190,231,522	195,022,695

8.	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the year ended March 31, 2006 are summarized below.

	Purchases	Sales
Large Cap
Growth Fund	$484,061,338	$447,515,868
Large Cap
Value Fund	439,911,361	391,988,609
Small/Mid Cap
Growth Fund	320,188,130	289,079,305
Small/Mid Cap
Value Fund	111,174,522	79,538,509
International
Equity Fund	398,079,833	325,296,573
Real Estate
Securities Fund	32,317,231	31,079,308
Tax-Exempt Fixed
Income Fund	85,586,471	26,107,027
Core Plus Fixed
Income Fund*	1,709,650,328	1,508,768,057
* Included in these amounts were $320,892,454 of purchases
and $306,526,576 of sales of U.S. Government Securities.

9.	Option Contracts Written
The premium amount and number of option contracts written during the year ended March 31, 2006 in the AssetMark Core Plus Fixed Income Fund, were as follows:

	Amount of	Number of
	Premiums	Contracts
Outstanding at 6/30/05	$146,907	527
Options written	354,328	4,802
Options expired	(126,681)	(2,340)
Options exercised	—	—
Options closed	(274,380)	(590)
Outstanding at 3/31/06	$100,174	(2,399)

10.	Other Tax Information

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.
These differences are primarily due to net operating losses and capital gain distributions received from real estate investment trusts. On the Statements of Assets and Liabilities, the following adjustments were made:

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2006

	Accumulated
	Net	Accumulated
	Investment	Realized
	Income	Gain or	Capital
	or (Loss)	(Loss)	Stock
Large Cap
Growth
Fund	$1,681,971	$(1)	$(1,681,970)
Large Cap
Value
Fund	—	—	—
Small/Mid
Cap
Growth
Fund	1,179,169	(1,179,169)	—
Small/Mid
Cap Value
Fund	519,346	(519,346)	—
International
Equity
Fund	241,033	(241,033)	—
Real Estate
Securities
Fund	89,779	(89,779)	—
Tax-Exempt
Fixed
Income
Fund	—	—	—
Core Plus
Fixed
Income
Fund	(5,496,935)	74,725,142	(69,228,207)

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains.  Capital loss carryforwards available for Federal income tax purposes are as follows:

Capital losses expiring:
	3/31/12	3/31/13
Large Cap
Growth Fund	—	—
Large Cap
Value Fund	—	—
Small/Mid Cap
Growth Fund	—	—
Small/Mid Cap
Value Fund	—	—
International
Equity Fund	—	—
Real Estate
Securities Fund	—	—
Tax-Exempt Fixed
Income Fund	$(16,163)	$(128,240)
Core Plus Fixed
Income Fund	—	—

3/31/14
Large Cap Growth Fund		—
Large Cap Value Fund		—
Small/Mid Cap Growth Fund		—
Small/Mid Cap Value Fund		—
International Equity Fund		—
Real Estate Securities Fund		—
Tax-Exempt Fixed Income Fund		$(10,395)
Core Plus Fixed Income Fund		(2,286,685)

The Large Cap Growth Fund utilized $11,003,641 of prior year capital loss carryover in the current year.
Additionally, at March 31, 2006, the Funds deferred on a tax basis post-October losses as follows:

Large Cap Growth Fund	—
Large Cap Value Fund	—
Small/Mid Cap Growth Fund	—
Small/Mid Cap Value Fund	—
International Equity Fund	$163,218
Real Estate Securities Fund	—
Tax-Exempt Fixed Income Fund	134,966
Core Plus Fixed Income Fund	3,792,204

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2006

The tax components of distributions paid during the fiscal years ended March 31, 2006 and June 30, 2005 are as follows:

	Year Ended March 31, 2006
	Ordinary	Long-Term	Return
	Income	Capital Gains	of Capital
Large Cap
Growth Fund	$—	$ —	$—
Large Cap
Value Fund	11,863,655	7,148,112	—
Small/Mid
Cap Growth
Fund	4,714,801	10,888,147	—
Small/Mid
Cap Value
Fund	3,728,475	7,802,865	—
International
Equity Fund	22,611,018	19,370,573	—
Real Estate
Securities
Fund	2,486,920	7,289,762	—
Tax-Exempt
Fixed Income
Fund	3,056,168*	—	—
Core Plus Fixed
Income Fund	19,005,741	1,293,014	69,195,594
* Contains $3,056,168 of tax-exempt income.

	June 30, 2005
	Ordinary	Long-Term
	Income	Capital Gains
	Distributions	Distributions
Large Cap
Growth Fund	—	—
Large Cap
Value Fund	$8,777,820	$5,423,413
Small/Mid Cap
Growth Fund	—	—
Small/Mid Cap
Value Fund	2,534,052	1,353,344
International
Equity Fund	1,968,196	2,524,840
Real Estate
Securities Fund	4,018,059	1,154,347
Tax-Exempt Fixed
Income Fund	2,109,378*	—
Core Plus Fixed
Income Fund	10,299,353	1,476,782
* Contains $2,109,378 of tax-exempt income.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2006

At March 31, 2006 the components of accumulated earnings/losses on a tax basis were as follows:

	Large Cap	Large Cap	Small/Mid	Small/Mid	International	Real Estate	Tax-Exempt	Core Plus
	Growth	Value	Cap Growth	Cap Value	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Cost of
investments	$805,138,949	$872,084,135	$262,257,201	$222,649,237	$616,457,358	$93,416,288	$213,390,572	$890,318,269
Gross
unrealized
appreciation	93,614,073	76,674,055	34,318,055	30,190,823	125,098,040	33,172,317	385,564	3,013,495
Gross
unrealized
depreciation	(18,034,953)	(27,342,774)	(4,119,123)	(5,384,557)	(13,627,732)	(1,062,552)	(2,495,542)	(11,591,377)
Net unrealized
appreciation/
depreciation	$75,579,120	$49,331,281	$30,198,932	$24,806,266	$111,470,308	$32,109,765	$(2,109,978)	$(8,577,882)

Undistributed
tax-exempt
ordinary
income	$—	$—	$—	$—	$—	$—	$589,486	$—
Undistributed
ordinary
income	—	5,674,801	5,361,513	2,379,293	18,254,474	—	—	—
Undistributed
long-term
capital gain	18,667,606	34,431,996	417,478	3,017,837	18,398,288	1,834,918	—	—
Total
distributable
earnings	$18,667,606	$40,106,797	$5,778,991	$5,397,130	$36,652,762	$1,834,918	$589,486	$—

Other
accumulated
losses	$(1,156)	$—	$(10,226)	$—	$(179,917)	$—	$(865,764)	$(6,007,120)
Total
accumulated
earnings/
(losses)	$94,245,570	$89,438,078	$35,967,697	$30,203,396	$147,943,153	$33,944,683	$(2,386,256)	$(14,585,002)

AssetMark Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AssetMark Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, schedule of options written, schedule of open futures contracts, and schedule of open forward currency contracts, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, Assetmark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund, (hereafter referred to as the “Funds”), at March 31, 2006, the results of each of their operations for the period then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 2, the financial statements for the AssetMark Real Estate Securities Fund and certain financial highlights for the AssetMark Large Cap Value Fund and AssetMark International Equity Fund have been restated for the years ended prior to 2006.

PricewaterhouseCoopers LLP
San Francisco, California
May 26, 2006

AssetMark Funds
ADDITIONAL INFORMATION
March 31, 2006

1.	Investment Advisory Agreement Disclosure (Unaudited)

At an in-person meeting held on March 16, 2006, the Board of Trustees of AssetMark Funds considered and approved two new sub-advisory agreements (“Sub-Advisory Agreements”) for the AssetMark Small/Mid Cap Value Fund (the “Fund”), a series of the Trust.

The Fund is managed using a “manager of managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Fund’s portfolio. Under this structure, the Fund’s investment advisor, AssetMark Investment Services, Inc. (the “Advisor”), is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining or replacing sub-advisors. The Board of Trustees is engaged in monitoring this process in connection with quarterly meetings held throughout the year and, under the manager of managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

In preparation for the meeting, the Trustees requested, received and considered information relevant to their consideration of each Sub-Advisory Agreement. The information, the material factors considered, and the conclusions that formed the basis of the Board’s approval of each Sub-Advisory Agreement are set forth below. In deciding to approve each Sub-Advisory Agreement, the Trustees did not identify any particular information or any single factor or conclusion that was controlling. This summary describes, in the case of each Sub-Advisory Agreement, the most important, but not all, of the matters considered.

Advisory Research, Inc.

On March 16, 2006, the Board of Trustees appointed Advisory Research, Inc. (“ARI”) to replace Ariel Capital Management, LLC as one of the sub-advisors to the Fund. ARI is based in Chicago, Illinois and offers an array of investment strategies in both the equity and fixed income asset classes.

First Quadrant, L.P.

On March 16, 2006, the Board of Trustees appointed First Quadrant, L.P. (“First Quadrant”) to replace Cramer Rosenthal McGlynn, LLC as a sub-advisor to the Fund. First Quadrant offers two primary investment strategies, one focused on equities and one with a global focus.

In connection with their consideration of each Sub-Advisory Agreement, the Trustees, with assistance from independent counsel, specifically requested and were furnished with various materials in advance of the meetings for purposes of their review. The materials provided to the Board of Trustees related to, among other things: (a) the terms and conditions of each Sub-Advisory Agreement; (b) the nature, quality and scope of the services to be provided by each Sub-Advisor, as well as the fees charged for such services; (c) investment performance information compared to industry peer groups as well as other Sub-Advisor client accounts; (d) comparative sub-advisory fee information; (e) information regarding the Sub-Advisor’s personnel, operations, financial position and business operations; and (f) information regarding the Sub-Advisor’s brokerage and compliance practices.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, which included detailed descriptions of the Trustees’ legal duties and obligations in considering the approval of each Sub-Advisory Agreement. The Independent Trustees discussed the renewal of each Sub-Advisory Agreement in communications prior to the meeting and, during the course of the meeting, in private sessions with independent counsel, at which no representatives of the Advisor were present.

The Board of Trustees considered and reached conclusions on a number of factors it deemed relevant in making the decisions to renew the Sub- Advisory Agreements. In so doing, the Trustees considered the Advisor’s active role as a “manager of managers,” which includes, among other responsibilities, seeking to identify and engage high-quality sub-advisors to perform services for the Funds through a detailed search and evaluation process conducted with the assistance of experienced consultants, monitoring and evaluating the performance of the Sub-Advisors, recommending

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2006

that Sub-Advisors not performing as expected be replaced, and negotiating advantageous fee arrangements that may permit the Funds to realize economies of scale without compromising the quality of services. Descriptions of these factors and the conclusions reached by the Board with respect to each are set forth below.

Nature, Extent, and Quality of Services. The Trustees considered each Sub-Advisor’s investment management process, including: (a) the experience, capability and integrity of the Sub-Advisor’s management and other personnel; (b) the financial position of the Sub-Advisor; (c) the quality and commitment of the Sub-Advisor’s regulatory and legal compliance policies, procedures and systems; and (d) the Sub-Advisor’s brokerage practices. The Trustees concluded that the nature, extent, and quality of the services provided by each Sub-Advisor were likely to benefit the Fund and its shareholders.

Investment Performance. At the time of the Board’s consideration of each Sub-Advisory Agreement, the sub-advisors had, of course, not commenced managing the Fund. While there was therefore no record of each sub-advisor’s specific performance with respect to the Fund, the Board was provided with, and considered, performance information for other accounts managed by each sub-advisor that have similar investment objectives and policies. The Trustees also considered the Sub-Advisors’ investment performance record relative to benchmark indices. The Trustees concluded that each Sub-Advisor’s performance record supported the approval of the applicable Sub-Advisory Agreement.

Sub-Advisory Fees and Economies of Scale. The Trustees considered the proposed fee schedule for each Sub-Advisor. The Trustees also considered individual reports prepared for each Sub-Advisor containing comparative information regarding fees. In order to consider comparative advisory fees, the Trustees generally compare the fees in the Sub-Advisory Agreements to a peer group that contains funds with similar investment objectives and policies. The funds in the relevant peer group are selected by an independent, nationally recognized, third-party data service in order to ensure that the Trustees are provided with objective data with which to conduct their analyses. The Trustees considered that breakpoints in certain of the Sub-Advisory Agreement fee schedules represented potential economies of scale that could be shared with Fund shareholders.

Ancillary Benefits. The Trustees considered other benefits received by each Sub-Advisor that might be a result of its relationship with the Fund, including the receipt of research from brokers.
Conclusions
Based on their full evaluation of the relevant factors, the Board and the Independent Trustees concluded that each of the factors above favored approval of each Sub-Advisory Agreement. The Board and the Independent Trustees also concluded that each Sub-Advisory fee is reasonable; and that the approval of each Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.

2.	Shareholder Notification of Federal Tax Status (Unaudited)

The Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund and Core Plus Fixed Income Fund designates 76.2 percent, 4.4 percent, 29.9 percent, 0.1 percent, 0.2 percent and 0.7 percent, respectively, of dividends declared during the fiscal year ended March 31, 2006 as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund and Core Plus Fixed Income Fund designates 80.9 percent, 5.1 percent, 38.9 percent, 42.0 percent, 6.7 percent and 0.7 percent, respectively, of dividends declared from net investment income during the fiscal year ended March 31, 2006 as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2006

3.	Foreign Tax Credit (Unaudited)
For the year ended March 31, 2006, the International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Australia	$130,718	$15,156
Belgium	232,314	47,284
Brazil	76,280	11,629
Britain	907,589	—
Canada	69,094	10,358
China	24,829	—
Denmark	34,347	5,152
Finland	(47)	—
France	240,975	24,272
Germany	286,715	54,468
Hong Kong	132,170	11,125
India	20,014	—
Indonesia	59,712	9,309
Israel	16,088	2,815
Italy	193,181	37,902
Japan	1,098,645	93,626
Liberia	7,950	—
Netherlands	121,159	30,290
New Zealand	407,916	—
Russia	25,424	3,814
South Korea	69,936	11,539
Spain	256,908	25,719
Switzerland	335,291	51,486
Taiwan	(1,755)	18,342
Total	$4,745,453	$464,286

4.	Core Plus Fixed Income Fund-Return of Capital

The AssetMark Core Plus Fixed Income Fund made a distribution of $1.40842 per share on December 29, 2005. It was subsequently determined that this distribution, for book purposes, consisted of $0.10127 of ordinary income, $0.08032 of gains from sale of securities, and $1.22683 of return of principal. Shareholders received a notification to clarify the actual components of the December distribution.

Shareholders who hold shares in taxable accounts received an amended Form 1099-DIV for the 2005 calendar year. The tax treatment of the December distribution may differ from the book treatment used to calculate the source of the Fund’s distributions as shown above. Taxable investors should refer to amended Form 1099-DIV when filing tax returns.
Since each shareholder’s tax situation is unique, please consult your tax advisor as to the appropriate treatment of Fund distributions.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2006

5.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

				# of
				Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions

Independent Trustees

R. Thomas DeBerry, 64	Trustee	Indefinite Term	President, DeBerry Consulting (a	8	None
c/o AssetMark		since January	a securities consulting firm) (1988-present);
Investment Services, Inc.		2001.	Director, Investment Manager Services
2300 Contra Costa			Division of Resources Trust Company
Boulevard, Suite 425			(1998-2000).
Pleasant Hill, CA 94523

William J. Klipp, 50	Trustee	Indefinite Term	Retired; President and Chief Operating	8	Trustee of
c/o AssetMark		since January	Officer, Charles Schwab Investment		Adelante
Investment Services, Inc.		2001.	Management, Inc. and Executive Vice		Funds
2300 Contra Costa			President, Schwab Funds (1993-1999).		(2000-present).
Boulevard, Suite 425
Pleasant Hill, CA 94523

Leonard H. Rossen, 74	Trustee	Indefinite Term	President, Len Rossen Consulting (a legal	8	None
c/o AssetMark		since January	consulting firm) (1999-present).
Investment Services, Inc.		2001.
2300 Contra Costa
Boulevard, Suite 425
Pleasant Hill, CA 94523

Interested Trustees

Ronald Cordes*, 46	President,	Indefinite Term	Principal, AssetMark Investment Services, Inc.	8	None
AssetMark Investment	Chairperson,	since January	(1994-present).
2300 Contra Costa	AML	2001.
Boulevard, Suite 425	Compliance
Pleasant Hill, CA 94523	Officer, Trustee

Richard Steiny*, 49	Trustee	Indefinite Term	Principal, AssetMark Investment Services, Inc.	8	None
AssetMark Investment		since January	(1994-present).
2300 Contra Costa		2001.
Boulevard, Suite 425
Pleasant Hill, CA 94523

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2006

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions

Officers

John Whittaker, 36	Vice President	1-Year Term	Senior Vice President and Chief Operating	N/A	N/A
AssetMark		since January	Officer, AssetMark Investment
Investment Services, Inc.		2001	Services, 2000 to present.
2300 Contra Costa
Boulevard, Suite 425
Pleasant Hill, CA 94523

Carrie E. Hansen, 35	Treasurer,	1-Year Term	Vice President, CFO/Chief Compliance	N/A	N/A
AssetMark	Chief	since January	Officer, AssetMark Investment Services,
Investment Services, Inc.	Compliance	2001	Inc., October 2004 to present; CFO/Director
2300 Contra Costa	Officer		of Operations, AssetMark Investment Services,
Boulevard, Suite 425	and AML		Inc., February 2004 to October 2004. Director
Pleasant Hill, CA 94523	Compliance		of Operations, AssetMark Investment Services,
	Officer		Inc., 2000 to February 2004.

Teresa Escano, 44	Secretary	1-Year Term	Director of Advisor Services Group,	N/A	N/A
AssetMark		since January	AssetMark Investment Services, Inc.,
Investment Services, Inc.		2001	2000 to present; Manager of Advisor
2300 Contra Costa			Services Group, 1997 to 2000.
Boulevard, Suite 425
Pleasant Hill, CA 94523

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

*	Ronald Cordes and Richard Steiny are considered “interested persons” of the Funds as defined in the 1940 Act due to their relationship with the Advisor.

6.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

7.	Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

(This Page Intentionally Left Blank.)

ASSETMARK FUNDS

AssetMark Large Cap Growth Fund
AssetMark Large Cap Value Fund
AssetMark Small/Mid Cap Growth Fund
AssetMark Small/Mid Cap Value Fund
AssetMark International Equity Fund
AssetMark Real Estate Securities Fund
AssetMark Tax-Exempt Fixed Income Fund
AssetMark Core Plus Fixed Income Fund

Investment Advisor
AssetMark Investment Services, Inc.
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
Three Embarcadero Center
San Francisco, CA 94111

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Distributor
AssetMark Capital Corporation
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

Annual Report

March 31, 2006

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. During the period covered by this report, there were no; (i) amendments to the code, or (ii) waivers (including implicit waivers) granted from the provisions of the code.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not currently have a member serving on its audit committee that meets the definition of an “audit committee financial expert” as defined in instruction 2(b) of Item 3 of Form N-CSR. The Trustees reviewed the attributes, education and experience of each member of the Registrant’s audit committee, the nature of the accounting principles applicable to the Registrant, and the Registrant’s underlying internal controls and reporting mechanisms and determined that the members of the Registrant’s audit committee, as a group, have the experience and education necessary to perform the audit committee’s responsibilities, including those regarding the financial statements of the Registrant. In addition, the members of the audit committee determined that the committee has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts, and they will seek such additional expert assistance as they determine it necessary. The Trustees also determined that each member of the Registrant’s audit committee is “independent” as defined in the instructions to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) - (d) The Registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit services and tax services by the principal accountant.

	FYE 03/31/2006 (1)	FYE 06/30/2005
Audit Fees	$158,000	$160,000
Audit-Related Fees	$ 0	$ 0
Tax Fees	$26,000	$35,280
All Other Fees	$ 0	$ 0

(1) The Registrant changed its fiscal year end from June 30 to March 31. The data pertaining to 03/31/2006 covers the nine months ended March 31, 2006.

(e) (1) The audit committee has adopted an Audit Committee Charter that provides that the audit committee shall approve, prior to appointment, the engagement of the auditor to provide audit services to the Registrant and non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.

(e) (2) None of the services described above were approved by the Registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (not sub-advisor) and any entity controlling, controlled by or under common control with the investment adviser for the last two years.

Non-Audit Related Fees	FYE 03/31/2006 (1)	FYE 06/30/2005
Registrant	$26,000	$35,280
Registrant’s Investment Adviser	-	-

(1) The Registrant changed its fiscal year end from June 30 to March 31. The data pertaining to 03/31/2006 covers the nine months ended March 31, 2006.

(h) The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second Fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing an exhibit. Form filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AssetMark Funds

By:  /s/ Ronald D. Cordes
  Ronald D. Cordes, President

Date:          June 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: AssetMark Funds

By:  /s/ Ronald D. Cordes
  Ronald D. Cordes
  President (Principal Executive Officer)
  AssetMark Funds

Date:          June 9, 2006

Registrant: AssetMark Funds

By:  /s/ Carrie E. Hansen
  Carrie E. Hansen
  Treasurer (Principal Financial Officer)
  AssetMark Funds

Date:          June 9, 2006